Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	Radius Health, Inc.
Entity Central Index Key	0001428522
Document Type	S-1
Amendment No.	2
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 25,128,000	$ 10,582,000
Marketable securities	31,580,000	7,969,000
Prepaid expenses and other current assets	6,682,000	282,000
Total current assets	63,390,000	18,833,000
Property and equipment, net	167,000	31,000
Other assets	80,000	105,000
Total assets	63,637,000	18,969,000
Current liabilities:
Accounts payable	313,000	614,000
Accrued expenses	3,590,000	2,771,000
Current portion of note payable, net of discount	2,880,000
Total current liabilities	6,783,000	3,385,000
Note payable, net of current portion and discount	8,886,000
Warrant liability	450,000
Other liabilities	10,470,000
Commitments and contingencies (Note 10)
Stockholders' deficit:
Common stock, $.0001 par value; 100,000,000 shares authorized, 645,399 and 322,807 shares issued and outstanding at December 31, 2011 and December 31, 2010, respectively
Additional paid-in-capital	2,744,000	3,000
Accumulated other comprehensive loss	5,000	(3,000)
Accumulated deficit	(122,359,000)	(128,252,000)
Total stockholders' deficit	(119,610,000)	(128,252,000)
Total liabilities, convertible preferred stock, redeemable convertible preferred stock and stockholders' deficit	63,637,000	18,969,000
Series A-1 Convertible Preferred Stock
Current liabilities:
Convertible Preferred Stock	65,675,000
Stockholders' deficit:
Total stockholders' deficit	65,675,000
Series A-2 Convertible Preferred Stock
Current liabilities:
Convertible Preferred Stock	79,979,000
Stockholders' deficit:
Total stockholders' deficit	79,979,000
Series A-3 Convertible Preferred Stock
Current liabilities:
Convertible Preferred Stock	10,208,000
Stockholders' deficit:
Total stockholders' deficit	10,208,000
Series A-4 Convertible Preferred Stock
Current liabilities:
Convertible Preferred Stock	271,000
Stockholders' deficit:
Total stockholders' deficit	271,000
Series A-5 Convertible Preferred Stock
Current liabilities:
Convertible Preferred Stock	525,000
Stockholders' deficit:
Total stockholders' deficit	525,000
Series A-6 Convertible Preferred Stock
Current liabilities:
Convertible Preferred Stock
Stockholders' deficit:
Total stockholders' deficit
Series A Junior Convertible Preferred Stock
Current liabilities:
Convertible Preferred Stock		93,000
Stockholders' deficit:
Total stockholders' deficit		93,000
Series B Redeemable Convertible Preferred Stock
Current liabilities:
Convertible Preferred Stock		38,309,000
Stockholders' deficit:
Total stockholders' deficit		38,309,000
Series C Redeemable Convertible Preferred Stock
Current liabilities:
Convertible Preferred Stock		105,434,000
Stockholders' deficit:
Total stockholders' deficit		$ 105,434,000

Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	645,399	322,807
Common stock, shares outstanding	645,399	322,807
Series A-1 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	1,000,000	1,000,000
Preferred Stock, shares issued	939,612	0
Preferred Stock, shares outstanding	939,612	0
Series A-2 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	983,213	983,213
Preferred Stock, shares issued	983,208	0
Preferred Stock, shares outstanding	983,208	0
Series A-3 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	142,230	142,230
Preferred Stock, shares issued	142,227	0
Preferred Stock, shares outstanding	142,227	0
Series A-4 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	4,000	4,000
Preferred Stock, shares issued	3,998	0
Preferred Stock, shares outstanding	3,998	0
Series A-5 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	7,000	7,000
Preferred Stock, shares issued	6,443	0
Preferred Stock, shares outstanding	6,443	0
Series A-6 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	800,000	800,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Series A Junior Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	0	63,000
Preferred Stock, shares issued	0	61,664
Preferred Stock, shares outstanding	0	61,664
Preferred Stock, liquidation value (in dollars)		$ 925,000
Series B Redeemable Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	0	1,600,000
Preferred Stock, shares issued	0	1,599,997
Preferred Stock, shares outstanding	0	1,599,997
Series C Redeemable Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	0	10,146,629
Preferred Stock, shares issued	0	10,146,629
Preferred Stock, shares outstanding	0	10,146,629

Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Revenue:
Option fee revenue	$ 1,616
Operating expenses:
Research and development	14,519
General and administrative	2,668
Loss from operations	(15,571)
Other income (expense):
Other income (expense), net	(7)
Interest income	489
Net loss	(15,089)
Earnings (loss) attributable to common stockholders-basic and diluted (Note 5)	$ (26,494)
Earnings (loss) per share (Note 5):
Basic (in dollars per share)	$ (82.68)
Diluted (in dollars per share)	$ (82.68)
Weighted average shares:
Basic (in shares)	320,424
Diluted (in shares)	320,424

Statements of Convertible Preferred Stock, Redeemable Convertible Preferred Stock and Stockholders' Deficit (Equity) (USD $) In Thousands, except Share data, unless otherwise specified		Total	Common Stock	Additional Paid-In Capital Amount	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Comprehensive Income (Loss)	Series A-1 Convertible Preferred Stock	Series A-2 Convertible Preferred Stock	Series A-3 Convertible Preferred Stock	Series A-4 Convertible Preferred Stock	Series A-5 Convertible Preferred Stock	Series A-6 Convertible Preferred Stock	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Series C Convertible Preferred Stock
Balance at Dec. 31, 2008		$ (74,996)		$ 8,013	$ 247	$ (83,256)								$ 93	$ 32,843	$ 87,352
Balance (in shares) at Dec. 31, 2008			320,424											61,664	1,599,997	10,146,629
Increase (Decrease) in Stockholders' Equity
Net loss		(15,089)				(15,089)	(15,089)
Unrealized gain (loss) from available-for-sale securities		(232)			(232)		(232)
Total comprehensive loss		(15,321)					(15,321)
Stock-based compensation expense		125		125
Accretion of Preferred Stock issuance costs		(181)		(181)												181
Accretion of Preferred Stock to redemption value		(9,851)		(7,954)		(1,897)									2,627	7,224
Accretion of Preferred Stock investor rights/obligations		(1,374)				(1,374)										1,374
Balance at Dec. 31, 2009		(101,598)		3	15	(101,616)								93	35,470	96,131
Balance (in shares) at Dec. 31, 2009			320,424											61,664	1,599,997	10,146,629
Increase (Decrease) in Stockholders' Equity
Net loss		(14,630)				(14,630)	(14,630)
Unrealized gain (loss) from available-for-sale securities		(18)			(18)		(18)
Total comprehensive loss		(14,648)					(14,648)
Issuance of Common Stock		2		2
Issuance of Common Stock (in shares)			2,383
Stock-based compensation expense		134		134
Accretion of Preferred Stock issuance costs		(173)		(136)		(37)										173
Accretion of Preferred Stock to redemption value		(10,651)				(10,651)									2,839	7,812
Accretion of Preferred Stock investor rights/obligations		(1,318)				(1,318)										1,318
Balance at Dec. 31, 2010		(128,252)		3	(3)	(128,252)								93	38,309	105,434
Balance (in shares) at Dec. 31, 2010			322,807											61,664	1,599,997	10,146,629
Increase (Decrease) in Stockholders' Equity
Net loss		(42,476)				(42,476)	(42,476)
Unrealized gain (loss) from available-for-sale securities		8			8		8
Total comprehensive loss		(42,468)					(42,468)
Forced conversion to common stock		554		554										(33)	(296)	(225)
Forced conversion to common stock (in shares)			102,767											(21,661)	(177,697)	(314,496)
Recapitalization	[1]	60,981		8,269		52,712			75,979	9,629	271			(60)	(39,183)	(108,425)
Recapitalization (in shares)	[1]								983,208	142,227	3,998			(40,003)	(1,422,300)	(9,832,133)
Issuance of preferred stock								62,297				525
Issuance of preferred stock (in shares)								922,286				6,443
Accretion of dividends on preferred stock		(10,933)		(6,590)		(4,343)		1,968	4,000	579					1,170	3,216
Stock-based compensation expense		304		304
Stock options exercised		204		204
Stock options exercised (in shares)			219,825
Milestone payment settled with stock								1,410
Milestone payment settled with stock (in shares)								17,326
Balance at Dec. 31, 2011		(119,610)		2,744	5	(122,359)		65,675	79,979	10,208	271	525
Balance (in shares) at Dec. 31, 2011			645,399					939,612	983,208	142,227	3,998	6,443
Increase (Decrease) in Stockholders' Equity
Net loss		(30,833)				(30,833)	(30,833)
Unrealized gain (loss) from available-for-sale securities		5			5		5
Total comprehensive loss		(30,828)					(30,828)
Accretion of dividends on preferred stock		(6,810)		(3,875)		(2,935)		3,080	3,259	471
Stock-based compensation expense		873		873
Stock options exercised		258		258
Stock options exercised (in shares)			209,717
Balance at Jun. 30, 2012		$ (156,117)			$ 10	$ (156,127)		$ 68,755	$ 83,238	$ 10,679	$ 271	$ 525	$ 0
Balance (in shares) at Jun. 30, 2012			855,116					939,612	983,208	142,227	3,998	6,443	0

[1]	The recapitalization includes the exchange of Series A, Series B and Series C shares for Series A-4, Series A-3, and Series A-2 shares, respectively, in addition to the 1:10 exchange of Series A-2, Series A-3, and Series A-4 preferred stock, which occurred in conjunction with the Merger, and is more fully described in Note 3.

Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net loss	$ (42,476)	$ (14,630)	$ (15,089)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	40	70	136
Gain on fixed asset disposal		(100)
Amortization of premium (accretion of discount) on short-term investments, net	21	303	98
Stock-based compensation expense	304	134	125
Research and development expense to be settled in stock	10,296
Non-cash interest	165
Change in fair value of warrant liability and other liability	264
Milestone payment settled with stock	1,410
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(6,463)	(133)	95
Other long-term assets	25	(27)
Accounts payable	(301)	(94)	(1,121)
Accrued expenses	819	1,491	(922)
Deferred revenue			(1,615)
Net cash used in operating activities	(35,896)	(12,986)	(18,293)
Investing activities
Purchases of property and equipment	(176)	(14)	(32)
Proceeds from sale of equipment		149
Purchases of marketable securities	(32,479)	(24,120)	(36,035)
Maturities of marketable securities	8,855	39,655	53,690
Net cash (used in) provided by investing activities	(23,800)	15,670	17,623
Financing activities
Proceeds from the sale of common stock		2
Proceeds from exercise of stock options	204
Net proceeds from the issuance of preferred stock	62,116
Proceeds on note payable	12,500
Discount on note payable	(366)
Deferred financing costs	(56)
Payments on notes payable	(156)		(8)
Net cash provided by (used in) financing activities	74,242	2	(8)
Net increase (decrease) in cash and cash equivalents	14,546	2,686	(678)
Cash and cash equivalents at beginning of year	10,582	7,896	8,574
Cash and cash equivalents at end of year	25,128	10,582	7,896
Supplemental Disclosures
Cash paid for interest	358
Noncash financing activities
Accretion of preferred stock issuance costs		173	181
Accretion of dividends on preferred stock	10,933	10,651	9,850
Accretion of preferred stock investor rights/obligations		1,318	1,374
Fair value of preferred stock issued in the recapitalization, net of issuance costs	85,879
Fair value of warrants issued	$ 463

Nature of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

1. Organization

Radius Health, Inc. (“Radius” or the “Company”), which was formerly known as MPM Acquisition Corp., is a biopharmaceutical company focused on acquiring and developing new therapeutics for the treatment of osteoporosis and other women’s health conditions. The Company’s lead product candidate, currently in Phase 3 clinical development, is BA058 Injection, a daily subcutaneous injection of novel synthetic peptide analog of human parathyroid hormone-related protein (hPTHrP) for the treatment of osteoporosis. The BA058 Injection Phase 3 study began dosing patients in April 2011. The Company is also developing BA058 Microneedle Patch, a short wear time, transdermal form of BA058 delivered using a microneedle technology from 3M Drug Delivery Systems (3M), for which the Company expects to have a Phase 2 clinical study begin in the third quarter of 2012, with top-line data expected to be available in the second half of 2013. The Company also has two other product candidates, RAD1901, a selective estrogen receptor modulator, or SERM, in Phase 2 clinical development for the treatment of vasomotor symptoms (hot flashes) in women entering menopause, and RAD140, a selective androgen receptor modulator, or SARM, currently in preclinical development as a potential treatment for age-related muscle loss, frailty, weight loss associated with cancer cachexia and osteoporosis. As used throughout these financial statements, the terms “Radius,” “Company,” “we,” “us” and “our” refer to Radius Health, Inc. (f/k/a MPM Acquisition Corp.).

Pursuant to an Agreement and Plan of Merger (the “Merger Agreement” or the “Merger”) entered into in April 2011 by and among the Company (a public-reporting, Form 10 shell company at the time), RHI Merger Corp., a Delaware corporation and wholly owned subsidiary of the Company (“MergerCo”), and Radius Health, Inc., a privately-held Delaware corporation (“Former Operating Company”), MergerCo merged with and into the Former Operating Company, with the Former Operating Company remaining as the surviving entity and a wholly-owned subsidiary of the Company.  This transaction is herein referred to as the “Merger”. The Merger was effective as of May 17, 2011, upon the filing of a certificate of merger with the Delaware Secretary of State.  Following the Merger on May 17, 2011, the Company’s Board of Directors approved a transaction pursuant to which the Former Operating Company merged with and into the Company, leaving the Company as the surviving corporation (the “Short-Form Merger”).  As part of the Short-Form Merger, the Company, then named MPM Acquisition Corp., changed its name to Radius Health, Inc. and assumed the operations of the Former Operating Company.

The Company is subject to the risks associated with emerging companies with a limited operating history, including dependence on key individuals, a developing business model, market acceptance of the Company’s product candidates, competition for its product candidates, and the continued ability to obtain adequate financing to fund the Company’s future operations. The Company has an accumulated deficit of $156.1 million through June 30, 2012. The Company has incurred losses and expects to continue to incur additional losses for the foreseeable future. The Company intends to obtain additional equity and/or debt financing in order to meet working capital requirements and to further develop its product candidates. The Company believes that its existing cash and cash equivalents and marketable securities are sufficient to finance its operations, including its obligations under the Nordic agreement described in Note 12, into the first quarter of 2013.

1. Nature of business

Radius Health, Inc. ("Radius" or the "Company"), which was formerly known as MPM Acquisition Corp., is a biopharmaceutical company focused on acquiring and developing new therapeutics for the treatment of osteoporosis and other women's health conditions. The Company's lead product candidate, currently in Phase 3 clinical development, is BA058 Injection, a daily subcutaneous injection of novel synthetic peptide analog of human parathyroid hormone-related protein (hPTHrP) for the treatment of osteoporosis. The BA058 Injection Phase 3 study began dosing patients in April 2011. The Company is also developing BA058 Microneedle Patch, a short wear time, transdermal form of BA058 delivered using a microneedle technology from 3M Drug Delivery Systems (3M), currently in Phase 1 clinical development. The Company also has two other product candidates, RAD1901, a selective estrogen receptor modulator, or SERM, in Phase 2 clinical development for the treatment of vasomotor symptoms (hot flashes) in women entering menopause and RAD140, a selective androgen receptor modulator, or SARM, currently in preclinical development as a potential treatment for age-related muscle loss, frailty, weight loss associated with cancer cachexia and osteoporosis. As used throughout these financial statements, the terms "Radius," "Company," "we," "us" and "our" refer to Radius Health, Inc. (f/k/a MPM Acquisition Corp.).

Pursuant to an Agreement and Plan of Merger (the "Merger Agreement" or the "Merger") entered into in April 2011 by and among the Company (a public-reporting, Form 10 shell company at the time), RHI Merger Corp., a Delaware corporation and wholly owned subsidiary of the Company ("MergerCo"), and Radius Health, Inc., a privately-held Delaware corporation ("Former Operating Company"), MergerCo merged with and into the Former Operating Company, with the Former Operating Company remaining as the surviving entity and a wholly-owned subsidiary of the Company. This transaction is herein referred to as the "Merger". The Merger was effective on May 17, 2011, upon the filing of a certificate of merger with the Delaware Secretary of State. Following the Merger on May 17, 2011, the Company's board of directors approved the Merger of the Former Operating Company with and into the Company, leaving the Company as the surviving corporation (the "Short-Form Merger"). As part of the Short-Form Merger, the Company, then named MPM Acquisition Corp., changed its name to Radius Health, Inc. and assumed the operations of the Former Operating Company.

The Company is subject to the risks associated with emerging, technology-oriented companies with a limited operating history, including dependence on key individuals, a developing business model, market acceptance of the Company's product candidates, competition for its product candidates, and the continued ability to obtain adequate financing to fund the Company's future operations. The Company has an accumulated deficit of $122,359 through December 31, 2011. The Company has incurred losses and expects to continue to incur additional losses for the foreseeable future. The Company intends to obtain additional equity and/or debt financing in order to meet working capital requirements and to further develop its product candidates. As part of the Merger and Short-Form Merger in May 2011, the Company assumed the Former Operating Company's agreement with existing and new investors pursuant to which the Former Operating Company received an irrevocable, legally binding commitment for proceeds of $64,284 from the issuance of shares of Series A-1 Convertible Preferred Stock in three closings. The proceeds from each closing were generally due to the Company upon its written request. The first of the three closings was completed prior to the Merger on May 17, 2011 for gross proceeds of $21,428, the second closing was completed on November 18, 2011 for gross proceeds of $21,428, and the third closing was completed on December 14, 2011 for gross proceeds of $21,428. The Company believes that its existing cash and cash equivalents and marketable securities, coupled with its remaining borrowing capacity under the Loan and Security Agreement described in Note 11, are sufficient to finance its operations, including its obligations under the Nordic agreement described in Note 16, into the first quarter of 2013.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

3. Summary of Significant Accounting Policies

The significant accounting policies identified in the Company’s most recent Annual Report on Form 10-K for the fiscal year ended December 31, 2011 related to accrued clinical expenses, research and development expenses, stock-based compensation, accrued expenses and income taxes. There were no changes to significant accounting policies in the three months ended June 30, 2012.

Recently Adopted Accounting Standards

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update No. 2011-05, Comprehensive Income (“ASU No. 2011-05”), which requires companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements. ASU No. 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The update does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. The Company adopted ASU No. 2011-05 on January 1, 2012. Its adoption did not have a material impact on the Company’s financial statements or results of operations.

In May 2011, FASB issued Accounting Standards Update No. 2011-04, “Fair Value Measurement (Topic 82) —Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No. 2011-04”). The amendments in this update ensure that fair value has the same meaning in U.S. GAAP and in IFRS and that their respective fair value measurement and disclosure requirements are the same. This update is effective prospectively for interim and annual periods beginning after December 15, 2011. The Company adopted ASU No. 2011-04 on January 1, 2012. Its adoption did not have a material impact on the Company’s results of operations, financial position or cash flows.

2. Summary of significant accounting policies

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Company's management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Cash equivalents

The Company considers all highly liquid investment instruments with an original maturity when purchased of three months or less to be cash equivalents. Cash equivalents at December 31, 2011 and 2010 are primarily comprised of money market funds.

Marketable securities

All investment instruments with an original maturity date, when purchased, in excess of three months have been classified as current marketable securities. These marketable securities are classified as available-for-sale and such securities are carried at fair value. Unrealized gains and losses, if any, are included within other comprehensive income (loss) within stockholders' deficit. The amortized cost of debt securities in this category is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in interest income. Realized gains and losses on available-for-sale securities are included in interest income. The cost of securities sold is based on the specific identification method. The Company periodically reviews the portfolio of securities to determine whether an other-than-temporary impairment has occurred. No such losses have occurred to date. There were no realized gains or losses on the sale of securities for the years ended December 31, 2011 and 2010.

Fair value measurements

The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1), and the lowest priority to unobservable inputs (Level 3). The Company's financial assets are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy, and its applicability to the Company's financial assets, are described below:

Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date of identical, unrestricted assets.

Level 2—Quoted prices for similar assets, or inputs that are observable, either directly or indirectly, for substantially the full term through corroboration with observable market data. Level 2 includes investments valued at quoted prices adjusted for legal or contractual restrictions specific to the security.

Level 3—Pricing inputs are unobservable for the asset, that is, inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset. Level 3 includes private investments that are supported by little or no market activity.

The Company's financial assets are classified as Level 1, Level 2 and Level 3 assets as of December 31, 2011 and 2010 (Note 7). The carrying amounts of the Company's financial instruments, which include cash equivalents, marketable securities, accounts payable, warrant liabilities, assets and liabilities related to Nordic (Note 16) and accrued expenses, approximate their estimated fair values as of December 31, 2011 and 2010. Money market funds are valued using quoted market prices with no valuation adjustments applied. Accordingly, these securities are categorized as Level 1. Assets utilizing Level 2 inputs include government agency securities, including direct issuance bonds, and corporate bonds. These assets are valued using third party pricing resources which generally use interest rates and yield curves observable at commonly quoted intervals of similar assets as observable inputs for pricing. Fair value for Level 3 is based upon the fair values determined using the probability-weighted expected return method, or PWERM, as discussed in Note 7.

Concentrations of credit risk and off-balance-sheet risk

Financial instruments that potentially subject the Company to credit risk primarily consist of cash and cash equivalents and available-for-sale marketable securities. The Company maintains its cash and cash equivalents and marketable securities with financial institutions. The Company is currently investing its excess cash in money market funds and other securities, and the management of these investments is not discretionary on the part of the financial institution. The Company's credit exposure on its marketable securities is limited by its diversification among United States government and agency debt securities. The Company has no significant off-balance-sheet risks such as foreign exchange contracts, option contracts, or other hedging arrangements.

Property and equipment

Property and equipment is stated at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets:

Furniture	3 years
Equipment	5 years
Software	3 years
Leasehold improvements	Shorter of lease or useful life of the asset

See Note 8, Property and Equipment.

Revenue recognition

To date, all of the Company's revenue has been generated under an option agreement. The Company recognized revenue ratably over the option period.

Research and development

The Company accounts for research and development costs by expensing such costs to operations as incurred. Research and development costs primarily consist of clinical testing costs, including payments in cash and stock made to contracted research organizations, personnel costs, outsourced research activities, laboratory supplies, and license fees.

Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are deferred and capitalized. The capitalized amounts will be expensed as the related goods are delivered or the services are performed.

Licensing agreements

Costs associated with licenses of technology are expensed as incurred, and are included in research and development expenses.

Impairment of long-lived assets

When impairment indicators exist, the Company's management evaluates long-lived assets for potential impairment. Potential impairment is assessed when there is evidence that events or changes in circumstances have occurred that indicate that the carrying amount of a long-lived asset may not be recovered. Recoverability of these assets is assessed based on undiscounted expected future cash flows from the assets, considering a number of factors, including past operating results, budgets and economic projections, market trends, and product development cycles. An impairment in the carrying value of each asset is assessed when the undiscounted expected future cash flows derived from the asset are less than its carrying value.

Impairments, if any, are recognized in earnings. An impairment loss would be recognized in an amount equal to the excess of the carrying amount over the undiscounted expected future cash flows. No impairment charges have been recognized since inception.

Segment information

Operating segments are defined as components of an enterprise engaging of business activities for which discrete financial information is available and regularly reviewed by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one operating segment and the Company operates in one geographic segment.

Income taxes

The Company accounts for income taxes under the liability method. Deferred tax assets and liabilities are determined based on differences between financial reporting and income tax basis of assets and liabilities, as well as net operating loss carryforwards, and are measured using the enacted tax laws that will be in effect when the differences reverse. Deferred tax assets are reduced by a valuation allowance to reflect the uncertainty associated with their ultimate realization. The effect on deferred taxes of a change in tax rate is recognized in income or loss in the period that includes the enactment date.

In July 2006, the FASB issued ASC No. 740-10, Accounting for Uncertainty in Income Taxes. ASC No. 740-10 establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns. ASC No. 740-10 requires the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense. The Company's adoption of ASC No. 740-10 in 2009 did not have a material effect on the Company's financial statements.

The Company uses judgment to determine the recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Any material interest and penalties related to unrecognized tax benefits are recognized in income tax expense.

Due to uncertainty surrounding the realization of the favorable tax attributes in future tax returns, the Company has recorded a full valuation allowance against otherwise realizable net deferred tax assets as of December 31, 2011 and 2010.

Redeemable convertible preferred stock

Prior to the Series A-1 Financing on May 17, 2011, the carrying value of the Company's Series B and Series C redeemable convertible preferred stock was adjusted by periodic accretions such that the carrying value will equal the redemption amount at the redemption date. The carrying value was also adjusted to reflect dividends that accrue quarterly on the Series B and C redeemable convertible preferred stock (Note 12). In connection with the recapitalization discussed in Note 4, the Company's Preferred Stock is no longer redeemable, other than upon a deemed liquidation event, as defined.

Preferred stock accounting

The Company accounts for an amendment that adds, deletes or significantly changes a substantive contractual term (e.g., one that is at least reasonably possible of being exercised), or fundamentally changes the nature of the preferred shares as an extinguishment (Note 4).

Financial instruments indexed to and potentially settled in the company's common stock

The Company evaluates all financial instruments issued in connection with its equity offerings when determining the proper accounting treatment for such instruments in the Company's financial statements. The Company considers a number of generally accepted accounting principles to determine such treatment and evaluates the features of the instrument to determine the appropriate accounting treatment. The Company utilizes the Black-Scholes method or other appropriate methods to determine the fair value of its derivative financial instruments. Key valuation factors in determining the fair value include, but are not limited to, the current stock price as of the date of measurement, the exercise price, the remaining contractual life, expected volatility for the instrument and the risk-free interest rate. For financial instruments that are determined to be classified as liabilities on the balance sheet, changes in fair value are recorded as a gain or loss in the Company's Statement of Operations with the corresponding amount recorded as an adjustment to the liability on its Balance Sheet.

Stock-based compensation

The Company recognizes the compensation cost of employee stock-based awards using the straight-line method over the requisite service period of the award. The Company accounts for transactions in which services are received from non-employees in exchange for equity instruments based on the estimated fair value of such services received or of the equity instruments issued, whichever is more reliably measured. The fair value of unvested non-employee awards are remeasured at each reporting period and expensed over the vesting term of the underlying stock options.

During the years ended December 31, 2011, 2010 and 2009, the Company recorded approximately $170, $100 and $100 of employee stock-based compensation expense, respectively. The Company estimates the fair value of each option award using the Black-Scholes-Merton option-pricing model. Weighted-average information and assumptions used in the option-pricing model for employee stock-based compensation are as follows.

	Year ended December 31,
	2011	2010	2009

Expected term (years)	6.25	6.25	6.25
Volatility	60%	58%	57 – 59%
Expected dividend yield	0%	0%	0%
Risk-free interest rates	1.35%	1.92%	2.6 – 2.7%

In calculating the estimated fair value of the Company's stock options, the Black-Scholes-Merton option-pricing model requires the consideration of the following six variables for purposes of estimating fair value:

–>
The stock option exercise price;

–>
The expected term of the option;

–>
The grant date price of the Company's common stock, which is issuable upon exercise of the option;

–>
The expected volatility of the Company's common stock;

–>
The expected dividends on the Company's common stock; and

–>
The risk-free interest rate for the expected option term.

The expected term of the stock options granted represents the period of time that options granted are expected to be outstanding. For options granted prior to January 1, 2008, the expected term was calculated using the "simplified" method as prescribed by the SEC's Staff Accounting Bulletin No. 107, Share-Based Payment. For options granted after January 1, 2008, the Company calculated the expected term using similar assumptions. The expected volatility is a measure of the amount by which the Company stock price is expected to fluctuate during the term of the options granted. The Company determines the expected volatility based on a review of the historical volatility of similar publicly held companies in the biotechnology field over a period commensurate with the option's expected term. The Company has never declared or paid any cash dividends on its common stock and does not expect to do so in the foreseeable future. Accordingly, it uses an expected dividend yield of zero. The risk-free interest rate is the implied yield available on U.S. Treasury issues with a remaining life consistent with the option's expected term on the date of grant. The Company applies an estimated forfeiture rate to current period expense to recognize compensation expense only for those awards expected to vest. The Company estimates forfeitures based upon historical data, adjusted for known trends, and will adjust the estimate of forfeitures if actual forfeitures differ or are expected to differ from such estimates. Subsequent changes in estimated forfeitures are recognized through a cumulative adjustment in the period of change and also will impact the amount of stock-based compensation expense in future periods. The forfeiture rate was estimated to be 3.7%, 2.8% and 2.4% for the years ended December 31, 2011, 2010 and 2009, respectively.

Net income (loss) per common share

Net income (loss) per common share is calculated using the two-class method, which is an earnings allocation formula that determines net income (loss) per share for the holders of the Company's common shares and participating securities. All series of Preferred Stock, excluding the Former Operating Company's Series A Convertible Preferred Stock, contain participation rights in any dividend paid by the Company and are deemed to be participating securities. Net income available to common shareholders and participating convertible preferred shares is allocated to each share on an as-converted basis as if all of the earnings for the period had been distributed. The participating securities do not include a contractual obligation to share in losses of the Company and are not included in the calculation of net loss per share in the periods that have a net loss.

Diluted net income per share is computed using the more dilutive of (a) the two-class method, or (b) the if-converted method. The Company allocates net income first to preferred stockholders based on dividend rights and then to common and preferred stockholders based on ownership interests. The weighted-average number of common shares outstanding gives effect to all potentially dilutive common equivalent shares, including outstanding stock options, warrants, and potential issuance of stock upon the issuance of Series A-6 Convertible Preferred Stock ("Series A-6") as settlement of the liability to Nordic Bioscience ("Nordic"). Common equivalent shares are excluded from the computation of diluted net income (loss) per share if their effect is anti-dilutive.

Comprehensive income (loss)

The Company discloses all components of comprehensive income (loss) on an annual basis. Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions, and other events and circumstances from non-owner sources, and consists of net loss and changes in unrealized gains (losses) on its available-for-sale marketable securities. Comprehensive loss was calculated as follows:

	Year ended December 31,
	2011	2010	2009

Net loss	$(42,476)	$(14,630)	$(15,089)
Unrealized (loss) gain on marketable securities	8	(18)	(232)

Comprehensive loss	$(42,468)	$(14,648)	$(15,321)

Recently adopted accounting standard

In October 2009, the FASB issued ASU 2009-13. ASU 2009-13 amends existing revenue recognition accounting pronouncements that are currently within the scope of FASB ASC Subtopic 605-25 (previously included within EITF 00-21, Revenue Arrangements with Multiple Deliverables ("EITF 00-21"). The consensus to ASU 2009-13 provides accounting principles and application guidance on whether multiple deliverables exist, how the arrangement should be separated, and the consideration allocated. This guidance eliminates the requirement to establish the fair value of undelivered products and services and instead provides for separate revenue recognition based upon management's estimate of the selling price for an undelivered item when there is no other means to determine the fair value of that undelivered item. EITF 00-21 previously required that the fair value of the undelivered item be the price of the item either sold in a separate transaction between unrelated third parties or the price charged for each item when the item is sold separately by the vendor. Under EITF 00-21, if the fair value of all of the elements in the arrangement was not determinable, then revenue was deferred until all of the items were delivered or fair value was determined. This new approach is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. On January 1, 2011, the Company adopted ASU 2009-13 on a prospective basis. The adoption did not have a material impact on the Company's financial position or results of operations, but could have an impact on how the Company accounts for any future collaboration agreements, should the Company enter into any such agreements in the future.

New accounting pronouncements

In December 2011, FASB issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities ("ASU No. 2011-11"), which will require disclosures for entities with financial instruments and derivatives that are either offset on the balance sheet in accordance with ASC 210-20-45 or ASC 815-10-45, or subject to a master netting arrangement. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. The Company has not completed its review of ASU No. 2011-11, but it does not expect its adoption to have a material impact on the Company's results of operations, financial position or cash flows.

In June 2011, FASB issued Accounting Standard Update No. 2011-05, Comprehensive Income ("ASU No. 2011-05"), which will require companies to present the components of net income and other comprehensive income ("OCI") either as one continuous statement or as two consecutive statements. ASU No. 2011-05 eliminates the option to present components of OCI as part of the statement of changes in stockholders' equity. The update does not change the items which must be reported in OCI, how such items are measured or when they must be reclassified to net income. In December 2011, FASB issued Accounting Standard Update No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05 ("ASU No. 2011-12"), which defers the requirement in ASU No. 2011-05 that companies present reclassification adjustments for each component of accumulated OCI and OCI. ASU No. 2011-05 was set to be effective for interim and annual periods beginning after December 15, 2011, but is deferred by ASU No. 2011-12. The Company does not expect ASU No. 2011-05 or ASU No. 2011-12 to have a material impact on its financial statements or results of operations.

In May 2011, FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 82)—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU No. 2011-04"). The amendments in this update will ensure that fair value has the same meaning in U.S. GAAP and in IFRS and that their respective fair value measurement and disclosure requirements are the same. This update is effective prospectively for interim and annual periods beginning after December 15, 2011. Early adoption by public entities is not permitted, and the Company is therefore required to adopt this ASU on January 1, 2012. The Company has not completed its review of ASU No. 2011-04, but it does not expect its adoption to have a material impact on the Company's results of operations, financial position or cash flows.

Merger	12 Months Ended
Dec. 31, 2011
Merger
Merger

3. Merger

As described in Note 1, the Company completed a reverse merger transaction with the Former Operating Company on May 17, 2011, pursuant to which the Company changed its name from MPM Acquisition Corp. to Radius Health, Inc. and assumed the operations of the Former Operating Company. The accompanying financial statements and the related disclosures take into account the Merger and Short-Form Merger transactions. In addition, all historical share and per share amounts in the financial statements relating to the Former Operating Company have been retroactively adjusted for all periods presented to give effect to the 1:15 reverse stock split of all the Former Operating Company's capital stock (the "Reverse Stock Split"), including reclassifying an amount equal to the reduction in par value to additional paid-in-capital, approved by the Former Operating Company's board of directors prior to the Merger on May 17, 2011.

As of the effective time of the Merger (the "Effective Time"), the legal existence of MergerCo ceased and all of the shares of the Former Operating Company's common stock, par value $0.01 per share, and shares of the Former Operating Company's preferred stock, par value $0.01 per share, that were outstanding immediately prior to the Merger were cancelled and converted into the right to receive shares of the Company's common or preferred stock, as applicable. Each outstanding share of the Former Operating Company common stock outstanding immediately prior to the Effective Time was automatically converted into the right to receive one share of the Company's common stock, $0.0001 par value per share (the "Common Stock") and each outstanding share of the Company's preferred stock outstanding immediately prior to the Effective Time was automatically converted into the right to receive one-tenth of one share of the Company's preferred stock, $0.0001 par value per share (the "Preferred Stock") as consideration for the Merger. The December 31, 2010 financial statements, specifically common stock and additional paid-in-capital, have been adjusted to reflect the change in common stock par value.

The Company assumed all options and warrants of the Former Operating Company outstanding immediately prior to the Effective Time, which became exercisable for shares of the Company's Common Stock or Preferred Stock, as the case may be. Contemporaneously with the closing of the Merger, pursuant to the terms of a Redemption Agreement dated April 25, 2011 by and among the Company and its then-current stockholder, the Company completed the repurchase of 5,000,000 shares of Common Stock from its former sole stockholder in consideration of an aggregate of $50 (the "Redemption"). The 5,000,000 shares constituted all of the then issued and outstanding shares of the Company's capital stock, on a fully-diluted basis, immediately prior to the Merger. Upon completion of the Merger and the Redemption, the former stockholders of the Former Operating Company held 100% of the outstanding shares of capital stock of the Company.

Pursuant to the Merger, the Company assumed all of the Former Operating Company's obligations under its existing contracts. In particular, the Company has assumed the rights and obligations of the Former Operating Company under that certain Series A-1 Convertible Preferred Stock Purchase Agreement, dated as of April 25, 2011, as amended, (the "Purchase Agreement") with that certain investors listed therein (the "Investors") pursuant to which, among other things, the Company was obligated to issue and sell to the Investors up to an aggregate of 789,553 shares of Series A-1 Convertible Preferred Stock, par value $.0001 per share (the "Series A-1"), each at a purchase price per share of $81.42, to be completed in three closings for cash proceeds of $64,284. The transactions covered by the Purchase Agreement are referred to herein as the "Series A-1 Financing". An initial closing was completed on May 17, 2011 by the Former Operating Company prior to the Merger.

Recapitalization	12 Months Ended
Dec. 31, 2011
Recapitalization
Recapitalization

4. Recapitalization

Subsequent to the Reverse Stock Split and prior to the Merger, the Former Operating Company underwent a recapitalization pursuant to which the preferred stock of the Company (Series A Convertible Preferred Stock ("Series A"), Series B Convertible Preferred Stock ("Series B"), and Series C Convertible Preferred Stock ("Series C"), collectively "Old Preferred Stock") was exchanged for a new series of convertible preferred stock (Series A-2 Convertible Preferred Stock ("Series A-2"), Series A-3 Convertible Preferred Stock ("Series A-3"), Series A-4 Convertible Preferred Stock ("Series A-4"), collectively with Series A-5 Convertible Preferred Stock ("Series A-5"), "New Preferred Stock") to the extent that the existing stockholder participated in the Series A-1 Financing in an amount at least at the level its Pro Rata Share, as defined in the Purchase Agreement. According to the amended Articles of Incorporation of the Former Operating Company, stockholders who did not participate in the Series A-1 Financing in an amount at least equal to their Pro Rata Share amount were subject to a forced conversion (the "Forced Conversion") to common stock, at a rate of 1 share of common stock for every 5 shares of Old Preferred Stock to be so converted. As a result, 21,661 shares of Series A, 177,697 shares of Series B and 314,496 shares of Series C converted into 102,767 shares of the Company's common stock on May 17, 2011.

The 9,832,133 shares of Series C convertible preferred stock that remained outstanding after the Forced Conversion, were recapitalized and exchanged for 9,832,133 shares of Series A-2, the 1,422,300 shares of Series B convertible preferred stock that remained outstanding after the Forced Conversion, were recapitalized and exchanged for 1,422,300 shares of Series A-3, and the 40,003 shares of Series A convertible preferred stock that remained outstanding after the Forced Conversion, were exchanged for 40,003 shares of Series A-4. All prior dividends that had accrued on the original Series B and Series C Preferred Stock through May 17, 2011 were forfeited by the holders as part of the recapitalization. In addition, the holders of the original Series B and Series C Preferred Stock waived their contingent redemption rights on such shares.

Certain investors participated in the Series A-1 Financing in an amount in excess of their Pro Rata Share amount and as consideration for investing such excess amount, received that number of additional shares of Series A-1 as set forth within the Purchase Agreement. The Former Operating Company issued 1,327,506 additional shares of Series A-1 in exchange for this additional investment.

In accordance with the Purchase Agreement, the Stage I Closing occurred on May 17, 2011 and resulted in net proceeds of $20,347 as consideration for the issuance of 2,631,845 shares of Series A-1 which were converted in the Merger as described below into the right to receive one-tenth of one share of Series A-1. The issuance of the aforementioned additional shares did not generate a beneficial conversion feature at the date of issuance or at December 31, 2011.

Subsequent to the recapitalization and financing, pursuant to the Merger, each outstanding share of preferred stock was converted into the right to receive one-tenth of one share of Preferred Stock. After the recapitalization, Series A-1 and Series A-5 (as described in Note 16) financings and the Merger, the Company had the following shares of preferred stock outstanding at December 31, 2011, which include the shares of Series A-1 issued in the Stage II Closing and Stage III Closing as discussed below:

Number of shares

Series A-1	939,612
Series A-2	983,208
Series A-3	142,227
Series A-4	3,998
Series A-5	6,443

The Company has accounted for the recapitalization and exchange of the Old Preferred Stock for the New Preferred Stock as an extinguishment of the Old Preferred Stock due to the significance of the changes to the substantive contractual terms of the preferred stock, which included the forfeiture of accrued dividends on the Series A and B, the removal of the contingent redemption feature pursuant to which the Series B and Series C was redeemable at the option of the holder at a future determinable date, and the addition of a mandatory conversion provision to common stock upon the listing of the Company's Common Stock on a national securities exchange, among other changes. Refer to Note 11 for the rights and preferences on the New Preferred Stock. Accordingly, the Company has recorded the difference between the fair value of the new shares of Preferred Stock issued in the exchange and the carrying value of the Old Preferred Stock shares as a gain of $60,937 that was recorded within stockholders' deficit. The Company allocated $8,269 to additional paid-in capital to recover the amount of additional paid-in capital that had previously been reduced by dividends accreted on Series B and Series C that was forfeited as part of the recapitalization, and the balance of $52,712 was recorded to accumulated deficit. The gain on extinguishment is reflected as a preferred stock redemption in the calculation of net income available to common stockholders in accordance with Accounting Standards Codification ("ASC") 260 Earnings Per Share. The fair value of the Series A-1, Series A-2, Series A-3 and Series A-4 was determined using the probability-weighted expected return method. (See Note 7).

In connection with the Series A-1 Financing, the Former Operating Company issued to a placement agent, and in the Merger, the Company assumed, a warrant to purchase 818 shares of Series A-1 Preferred Stock. The warrant has an exercise price of $81.42 and expires on May 17, 2016. The warrant is classified as a liability on the Company's balance sheet and was recorded as a component of the issuance costs related to the Series A-1 Financing. The Company recorded the warrant at a fair value of $35, calculated using the Black-Scholes option pricing model. The revaluation of the warrant at December 31, 2011 was not material to the financial statements.

Subsequent to the exchange of outstanding shares of preferred stock for the right to receive one-tenth of one share of Preferred Stock, in accordance with the Purchase Agreement, the Stage II Closing occurred on November 18, 2011 and resulted in net proceeds of approximately $20,977 through the sale of 263,178 shares of Series A-1. On December 14, 2011, the Stage III Closing occurred resulting in net proceeds of approximately $20,973 through the sale of 263,180 shares of Series A-1. The issuance of the shares in the Stage II and Stage III Closings did not generate beneficial conversion features at the date of issuance or at December 31, 2011.

In connection with the Stage II and Stage III Closings, the Former Operating Company issued to a placement agent, warrants to purchase 1,636 shares of Series A-1 Preferred Stock. The warrants have an exercise price of $81.42 and expire after five (5) years. The warrant is classified as a liability on the Company's balance sheet and was recorded as a component of the issuance costs related to the Series A-1 Financing. The Company recorded the warrant at a fair value of $68, calculated using the Black-Scholes option pricing model. The revaluation of the warrant at December 31, 2011 was not material to the financial statements.

Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Net Loss Per Share
Net Loss Per Share

4. Net Income (Loss) Per Share

Basic and diluted net income (loss) per share is calculated as follows:

	Three months ended June 30,		Six months ended June 30,
(In thousands, except share and per share numbers)	2012	2011	2012	2011
Numerator:
Net loss	$(17,961)	$(17,588)	$(30,833)	$(22,597)
Extinguishment of preferred stock	—	60,937	—	60,937
Accretion of preferred stock	(3,456)	(2,719)	(6,810)	(5,595)
Earnings attributable to participating preferred stockholders	—	(39,229)	—	(31,732)
Earnings (loss) attributable to common stockholders - basic	(21,417)	1,401	(37,643)	1,013
Effect of dilutive convertible preferred stock	—	—	—	—
Earnings (loss) attributable to common stockholders - diluted	$(21,417)	$1,401	$(37,643)	$1,013

Denominator:
Weighted-average number of common shares used in earnings (loss) per share - basic	854,517	484,237	815,053	403,967
Effect of dilutive options to purchase common stock	—	409,113	—	261,193
Effect of dilutive convertible preferred stock	—	2,281,998	—	3,125,753
Weighted-average number of common shares used in earnings (loss) per share - diluted	854,517	3,175,348	815,053	3,790,913

Earnings (loss) per share - basic	$(25.06)	$2.89	$(46.18)	$2.51
Effect of dilutive options to purchase common stock	—	(1.32)	—	(0.99)
Effect of dilutive convertible preferred stock	—	(1.13)	—	(1.25)
Earnings (loss) per share - diluted	$(25.06)	$0.44	$(46.18)	$0.27

The following potentially dilutive securities, prior to the use of the treasury stock method, have been excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive:

	Three months ended		Six months ended
	June 30,		June 30,
	2012	2011	2012	2011
Convertible preferred stock	5,005,450	13,557,238	4,574,107	9,267,677
Options to purchase common stock	3,911,483	—	3,864,265	418,215
Warrants	15,000	4,154	15,000	4,154

5. Net loss per share

Basic and diluted net loss per share is calculated as follows:

	Year ended December 31,
	2011	2010	2009

	(In thousands, except share and per share amounts)
Numerator:
Net loss	$(42,476)	$(14,630)	$(15,089)
Extinguishment of preferred stock	60,937	—	—
Accretion of preferred stock	(10,933)	(12,143)	(11,405)
Earnings attributable to participating preferred stockholders	(7,275)	—	—

Earnings (loss) attributable to common stockholders—basic	253	(26,773)	(26,494)
Effect of dilutive convertible preferred stock	—	—	—

Earnings (loss) attributable to common stockholders—diluted	$253	$(26,773)	$(26,494)

Denominator:
Weighted-average number of common shares used in earnings (loss) per share—basic	499,944	320,942	320,424
Effect of dilutive options to purchase common stock	464,933	—	—
Effect of dilutive convertible preferred stock	2,489,399	—	—

Weighted-average number of common shares used in earnings (loss) per share—diluted	3,454,276	320,942	320,424

Earnings (loss) per share—basic	$0.51	$(83.42)	$(82.68)
Effect of dilutive options to purchase common stock	(0.24)	—	—
Effect of dilutive convertible preferred stock	(0.20)	—	—

Earnings (loss) per share—diluted	$0.07	$(83.42)	$(82.68)

The following potentially dilutive securities, prior to the use of the treasury stock method, have been excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive:

	Year ended December 31,
	2011	2010	2009

Convertible preferred stock	5,419,946	11,808,290	11,808,290
Options to purchase common stock	894,160	1,461,865	1,216,718
Warrants	8,860	1,333	1,333

Marketable Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Marketable Securities
Marketable Securities

5. Marketable Securities

Available-for-sale marketable securities consist of the following:

	June 30, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(In thousands)	Cost	Gains	Losses	Value
Marketable securities:
Corporate debt securities	2,513	—	(1)	2,512
Corporate commercial paper	21,234	11	—	21,245
U.S Government Securities	3,285	—	—	3,285

Total	$27,032	$11	$(1)	$27,042

	December 31, 2011
		Gross	Gross
	Carrying	Unrealized	Unrealized
(In thousands)	Value	Gains	Losses	Fair Value
Marketable securities:
Domestic corporate debt securities	10,260	—	(6)	10,254
Domestic corporate commercial paper	18,987	11	—	18,998
U.S. government securities	2,328	—	—	2,328
Total	$31,575	$11	$(6)	$31,580

The Company held 6 debt securities at June 30, 2012 that had been in an unrealized loss position for less than 12 months. The fair value on these securities was $5.8 million. The Company evaluated these securities for other-than-temporary impairments based on quantitative and qualitative factors. The Company considered the decline in market value for these 6 securities to be primarily attributable to current economic and market conditions.  It is not more likely than not that the Company will be required to sell these securities, and it does not intend to sell these securities before the recovery of their amortized cost bases. Based on the Company’s analysis, it does not consider these investments to be other-than-temporarily impaired as of June 30, 2012.

6. Marketable securities

Available-for-sale marketable securities and cash and cash equivalents consist of the following:

	December 31, 2011
	Carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

Cash and cash equivalents:
Cash	$5,003	$—	$—	$5,003
Money market	20,125	—	—	20,125
Domestic corporate commercial paper	—	—	—	—
Domestic corporate debt securities	—	—	—	—

Total	$25,128	$—	$—	$25,128

Marketable securities:
Domestic corporate debt securities	10,260	—	(6)	10,254
Domestic orporate commercial paper	18,987	11	—	18,998
U.S. government securities	2,328	—	—	2,328

Total	$31,575	$11	$(6)	$31,580

	December 31, 2010
	Carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

Cash and cash equivalents:
Cash	$232	$—	$—	$232
Money market	6,452	—	—	6,452
Domestic corporate commercial paper	2,892	—	—	2,892
Domestic corporate debt securities	1,006	—	—	1,006

Total	$10,582	$—	$—	$10,582

Marketable securities:
Domestic corporate debt securities	5,023	—	(3)	5,020
Domestic orporate commercial paper	2,949	—	—	2,949

Total	$7,972	$—	$(3)	$7,969

There were no debt securities that had been in an unrealized loss position for more than 12 months at December 31, 2011. The Company evaluated the securities for other-than-temporary impairments based on quantitative and qualitative factors, noting none. There were 7 debt securities that had been in an unrealized loss position for less than 12 months at December 31, 2011. The aggregate unrealized loss on these securities was $7 and the fair value was $8,015. The Company considered the decline in market value for these securities to be primarily attributable to current economic conditions. As it is not more likely than not that the Company will be required to sell these securities before the recovery of their amortized cost basis, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired as of December 31, 2011.

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Measurements
Fair Value Measurements

6. Fair Value Measurements

The Company has certain assets and liabilities recorded at fair value which have been classified as Level 1, 2 or 3 within the fair value hierarchy as described in the accounting standards for fair value measurements.

·                             Level 1—Quoted market prices in active markets for identical assets or liabilities. Assets utilizing Level 1 inputs include money market funds and bank deposits;

·                             Level 2—Inputs other than Level 1 inputs that are either directly or indirectly observable, such as quoted market prices, interest rates and yield curves. Assets utilizing Level 2 inputs include U.S. government securities, including direct issuance bonds and corporate bonds; and

·                             Level 3—Unobservable inputs developed using estimates and assumptions developed by the Company, which reflect those that a market participant would use.

The following table summarizes the financial instruments measured at fair value on a recurring basis in the accompanying balance sheet as of June 30, 2012 and December 31, 2011:

	June 30, 2012
(In thousands)	Level 1		Level 2	Level 3	Total

Assets
Marketable Securities
Domestic corporate debt securities	$		$2,512	$	$2,512
Domestic corporate commercial paper			21,245		21,245
U.S Government Securities			3,285		3,285
Stock dividend asset				3,706	3,706
		$—	$27,042	$3,706	$30,748

	June 30, 2012
(In thousands)	Level 1	Level 2	Level 3	Total

Liabilities
Warrant liability	$—	$—	$862	$862
Other liability			17,456	17,456

	$—	$—	$18,318	$18,318

Fair value for Level 1 is based on quoted market prices. Fair value for Level 2 is based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets. Inputs are obtained from various sources including market participants, dealers and brokers. Fair value for Level 3 is based upon the fair values determined using the probability-weighted expected return method, or PWERM, as discussed below. Changes in fair value of the Level 3 assets and liabilities are recorded as other income (expense) in the statement of operations.

The stock dividend asset represents the prepaid balance of the accrued stock dividend (“other liability” or “stock liability”) to issue shares of Series A-6 preferred stock (‘‘Series A-6’’) to Nordic Bioscience Clinical Development VII A/S (“Nordic”) (Note 12) and the amount of research and development expense related to stock dividend amounts being recognized ratably over the estimated per patient treatment period. The fair value of the stock liability is based upon the fair value of the Series A-6 shares as determined using PWERM, which considers the value of preferred and common stock based upon analysis of the future values for equity assuming various future outcomes. Accordingly, share value is based upon the probability weighted present value of expected future net cash flows, considering each of the possible future events, discount rate as determined using the capital asset pricing model, as well as the rights and preferences of each share class. PWERM is complex as it requires numerous assumptions relating to potential future outcomes of equity, hence, the use of this method can be applied: (i) when possible future outcomes can be predicted with reasonable certainty; and (ii) when there is a complex capital structure (i.e., several classes of preferred and common stock). The Company utilized the PWERM approach in its valuation based on the Company’s expectations regarding the time to becoming a listed, publicly-traded entity as well as the Company’s Series A-1 financing and the initiation of BA058 Injection Phase 3 study that resolved sufficient uncertainty regarding a discrete range of outcomes that could be identified and evaluated. As such, the valuation of the stock dividend asset was determined to be a Level 3 valuation.

The warrant liability represents the liability for the warrants issued to a placement agent and to the lenders in connection with the Company’s credit facility in the year ended December 31, 2011 and three months ended June 30, 2012. The warrant liability is calculated using the Black-Scholes option pricing method. This method of valuation includes using inputs such as the fair value of the Company’s various classes of preferred stock, historical volatility, the term of the warrant and risk-free interest rates. The fair value of the Company’s shares of common and preferred stock was estimated using PWERM, as described above. As such, the valuation of the warrant liability was determined to be a Level 3 liability.

The other liability represents the liability to issue shares of Series A-6 to Nordic for services rendered in connection with the Company’s Phase 3 clinical study of BA058 Injection (Note 12). The liability is calculated based upon the number of shares earned by Nordic through the performance of clinical trial services multiplied by the estimated fair value of the Company’s Series A-6 at each reporting date. The estimated fair value of the Series A-6 is determined using PWERM, as described above. As such the valuation of the other liability was determined to be a Level 3 liability.

The Company’s Level 3 fair value measurements, related to its stock dividend asset, warrant liability and other liability, are measurements of the fair value of the Company’s preferred stock. The following table provides quantitative information about the fair value measurement of the Company’s preferred stock, including significant unobservable inputs:

Instrument	Valuation Technique	Unobservable Input	Estimate
Preferred Stock	PWERM	· Time to becoming a listed, publicly-traded entity (years)	· 0.2 — 0.3
		· Probability of BA058 coming to market	· 70% — 80%
		· Discount rate	· 20% — 30%
		· Long-term revenue growth rate (1)	· 2% — 117%
		· Long-term revenue growth rate (2)	· 8% — 63%
		· Long-term pretax operating margin (3)	· 13% — 79%
		· Long-term pretax operating margin (4)	· 28% — 73%
		· Discount for lack of marketability	· 24% — 53%
	Market Comparable Companies	· Revenue multiple (5)	· 3.3 — 7.2

(1) Estimated long-term revenue growth rate in one scenario has the above range and an average of approximately 24% over 16 revenue years.

(2) Estimated long-term revenue growth rate in a second scenario has the above range and an average of approximately 20% over 16 revenue years.

(3) Estimated long-term pretax operating margin in one scenario has the above range after achieving positive pretax operating margin and an average of approximately 69% for 17 years.

(4) Estimated long-term pretax operating margin in a second scenario has the above range after achieving positive pretax operating margin and an average of approximately 59% for 17 years.

(5) Represents amounts used when the Company has determined that market participants would use such multiples when valuing the Company’s preferred stock.

As of June 30, 2012, the stock dividend asset, warrant liability and other liability have fair values of $3.7 million, $0.9 million and $17.5 million, respectively. Significant changes in the significant unobservable inputs used in the fair value measurement of the Company’s preferred stock in isolation would result in a significantly different fair value measurement of the stock dividend asset, warrant liability and other liability. Generally, a change in the assumption used for the probability of successful development is accompanied by a directionally similar change in the assumption used for the long-term revenue growth rate and long-term pretax operating margin and estimated fair value measurement of the Company’s preferred stock.

Significant increases (decreases) in the significant unobservable inputs used in the fair value measurement of the warrant liability and other liability in isolation would result in a significantly higher (lower) fair value measurement. Generally, a change in the assumption used for the probability of successful development is accompanied by a directionally similar change in the assumption used for the long-term revenue growth rate and long-term pretax operating margin.

The following table provides a rollforward of the fair value of the assets, where fair value is determined by Level 3 inputs:

(In thousands)
Balance at January 1, 2012	$3,379
Reductions	(173)
Change in fair value	500
Balance at June 30, 2012	$3,706

The following table provides a rollforward of the fair value of the liabilities, where fair value is determined by Level 3 inputs:

(In thousands)
Balance at January 1, 2012	$10,920
Additions	5,714
Change in fair value	1,684
Balance at June 30, 2012	$18,318

Additions represents i) the value of the liability for additional accrued shares of Series A-6 issuable to Nordic for services rendered in connection with the Company’s Phase 3 clinical study of BA058 Injection (Note 12) and ii) warrants issued the lenders in connection with the Company’s credit facility in the three months ended June 30, 2012.

The fair value of the Company’s notes payable is determined using current applicable rates for similar instruments as of the balance sheet date.  The carrying value of the Company’s notes payable approximates fair value because the Company’s interest rate is near current market rates.  The Company’s notes payable are Level 3 liabilities within the fair value hierarchy.

7. Fair value measurements

The following tables summarize the assets and liabilities measured at fair value on a recurring basis in the accompanying balance sheets as of December 31, 2011 and 2010 based on the criteria discussed in Note 2:

	December 31, 2011
	Level 1	Level 2	Level 3	Total

Assets
Cash and cash equivalents	$5,003	$—	$—	$5,003
Money market	20,125	—	—	20,125
Marketable securities:
Domestic corporate debt securities	—	10,254	—	10,254
Domestic orporate commercial paper	—	18,998	—	18,998
U.S. government securities	—	2,328	—	2,328
Stock dividend asset	—	—	3,379	3,379

	$25,128	$31,580	$3,379	$60,087

	December 31, 2011
	Level 1	Level 2	Level 3	Total

Liabilities
Warrant liability	$—	$—	$450	$450
Other liability	—	—	10,470	10,470

	$—	$—	$10,920	$10,920

	December 31, 2010
	Level 1	Level 2	Level 3	Total

Assets
Cash and cash equivalents	$10,582	$—	$—	$10,582
Marketable securities:
Domestic corporate debt securities	—	5,020	—	5,020
Domestic corporate commercial paper	—	2,949	—	2,949

	$10,582	$7,969	$—	$18,551

Fair value for Level 1 is based on quoted market prices. Fair value for Level 2 is based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets. Inputs are obtained from various sources including market participants, dealers and brokers. Fair value for Level 3 is based upon the fair values determined using the probability-weighted expected return method, or PWERM, as discussed below. Changes in fair value of the Level 3 assets and liabilities are recorded as other income (expense) in the statement of operations.

The stock dividend asset represents the prepaid balance of the accrued stock dividend ("other liability" or "stock liability") to issue shares of Series A-6 convertible preferred stock ("Series A-6") to Nordic (Note 16) and the amount of research and development expense related to stock dividend amounts being recognized ratably over the estimated per patient treatment period. The fair value of the stock liability is based upon the fair value of the Series A-6 shares as determined using PWERM, which considers the value of preferred and common stock based upon analysis of the future values for equity assuming various future outcomes. Accordingly, share value is based upon the probability-weighted present value of expected future net cash flows, considering each of the possible future events, discount rate as determined using the capital asset pricing model, as well as the rights and preferences of each share class. PWERM is complex as it requires numerous assumptions relating to potential future outcomes of equity, hence, the use of this method can be applied: (i) when possible future outcomes can be predicted with reasonable certainty; and (ii) when there is a complex capital structure (i.e., several classes of preferred and common stock). The Company had previously used the option-pricing method to value its common stock. The option-pricing method treats common stock and preferred stock as call options on the enterprise's value, with exercise prices based on the liquidation preference of the preferred stock. The Company utilized the PWERM approach in its most recent valuation based on the Company's expectations regarding the time to becoming a listed, publicly-traded entity as well as the recent Series A-1 financing and the initiation of BA058 Injection Phase 3 study that resolved sufficient uncertainty regarding a discrete range of outcomes that could be identified and evaluated. As such the valuation of the stock dividend and other current asset was determined to be a Level 3 valuation.

The warrant liability represents the liability for the warrants issued to the placement agent in connection with the Series A-1 Financings (Note 4) and to the lenders in connection with the Loan and Security Agreement (Note 11). The warrant liability is calculated using the Black-Scholes option pricing method. This method of valuation includes using inputs such as the fair value of the Company's various classes of preferred stock, historical volatility, the term of the warrant and risk free interest rates. The fair value of the Company's shares of common and preferred stock was estimated using PWERM, as described above. As such the valuation of the warrant liability was determined to be a Level 3 liability.

The other liability represents the liability to issue shares of Series A-6 to Nordic for services rendered in connection with the Company's Phase 3 clinical study of BA058 Injection (Note 16). The liability is calculated based upon the number of shares earned by Nordic through the performance of clinical trial services multiplied by the estimated fair value of the Company's Series A-6 at each reporting date. The estimated fair value of the Series A-6 is determined using PWERM, as described above. As such the valuation of the warrant liability was determined to be a Level 3 liability.

The following table provides a roll forward of the fair value of the assets, including stock paid to Nordic in advance of services being rendered, where fair value is determined by Level 3 inputs:

Balance at January 1, 2011	$—
Additions	3,482
Change in fair value	(103)

Balance at September 30, 2011	$3,379

The following table provides a roll forward of the fair value of the liabilities, including stock dividends payable to Nordic, where fair value is determined by Level 3 inputs:

Balance at January 1, 2011	$—
Additions	10,759
Change in fair value	161

Balance at September 30, 2011	$10,920

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment
Property and Equipment

8. Property and equipment

Property and equipment consists of the following:

		December 31,
	Estimated useful life (in years)
		2011	2010

Furniture and fixtures	5	$66	$36
Computer equipment and software	3	254	238
Leasehold improvements	Shorter of useful	497	367
	life or remaining lease term
Laboratory equipment	5	—	—

		817	641
Less accumulated depreciation and amortization		(650)	(610)

Net Property Plant and Equipment		$167	$31

In September 2010, the Company disposed of and subsequently sold laboratory equipment with an original cost of $628 and accumulated depreciation of $579 for proceeds of $149. The Company assessed whether property and equipment assets were impaired during the year ended December 31, 2011 and noted no impairment indicators.

Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accrued Expenses
Accrued Expenses

7. Accrued Expenses

Accrued expenses consist of the following:

	June 30,	December 31,
(In thousands)	2012	2011

Research costs	$805	$2,276
Payroll and employee benefits	515	586
Professional fees	304	472
Vacation	118	79
Accrued interest on notes payable	392	177

Total accrued expenses	$2,134	$3,590

9. Accrued expenses

Accrued expenses consist of the following:

	December 31,
	2011	2010

Research costs	$2,276	$1,913
Payroll and employee benefits	586	473
Professional fees	472	243
Vacation	79	79
Restructuring	—	63
Interest	177	—

Total accrued expenses	$3,590	$2,771

Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments
Commitments

13. Commitments and Contingencies

The Company may be exposed to certain claims or assessments in the ordinary course of business. In the opinion of management, the outcome of these matters is not likely to have any material effect on the financial position, results of operations, or cash flows of the Company.

10. Commitments

In September 2010, the Company recorded restructuring charges of $217 related to lease termination costs associated with vacating its laboratory space. The restructuring liability is included in accrued expenses in the balance sheet at December 31, 2010. All remaining payments were made by February 28, 2011.

The following table displays the restructuring activity and liability balances:

Balance at December 31, 2010	$63
Payments	(63)

Balance at December 31, 2011	$—

On January 14, 2011, the Company signed a sublease agreement for office space in Cambridge, Massachusetts that expired on July 31, 2011. Monthly rental payments under this sublease were $9 and the Company moved into the space in February 2011. On July 15, 2011, the Company entered into an operating lease agreement to remain in the same Cambridge, Massachusetts location. The term of the lease is August 1, 2011 through July 31, 2014. Monthly rental payments under the new lease are approximately $15 for the first 12 months and approximately $16 for the 24 months thereafter.

Rent expense was $138 and $535 for the years ended December 31, 2011 and 2010, respectively.

Loan and Security Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Loan and Security Agreement
Loan and Security Agreement

8. Loan and Security Agreement

On May 29, 2012, the Company borrowed $12.5 million (“Term Loan C”) from Oxford Finance Corporation and General Electric Capital Corporation (collectively, the “Lender”) pursuant to the terms of the loan and security agreement (the “Loan and Security Agreement”) entered into between the Company and the Lender on May 23, 2011.

The Company is required to pay interest on Term Loan C on a monthly basis through and including November 1, 2012. Beginning December 1, 2012 through the maturity of Term Loan C on November 24, 2014, the Company will be required to make payments of outstanding principal and interest on Term Loan C in 25 payments of principal and interest, which are payable monthly in arrears with a final balloon payment of $1,250,000. Interest is payable on Term Loan C at an annual interest rate of 10%.

Upon the last payment date of Term Loan C, whether on the maturity date of one of the term loans, on the date of any prepayment or on the date of acceleration in the event of a default, the Company will be required to pay the Lender a final payment fee equal to 3.5% of Term Loan C. In addition, if the Company repays all or a portion of Term Loan C prior to maturity, it will pay the Lender a prepayment fee of 3% of the total amount prepaid if the prepayment occurs prior to the first anniversary of the funding of Term Loan C, 2% of the total amount prepaid if the prepayment occurs between the first and second anniversary of the funding of Term Loan C, and 1% of the total amount prepaid if the prepayment occurs on or after the second anniversary of the funding of Term Loan C.

In connection with the borrowings under Term Loan C, the Company issued to the Lender warrants to purchase 6,140 shares of the Company’s Series A-1 Preferred Stock (the “Warrants”). The Warrants are exercisable, in whole or in part, immediately, and have a per share exercise price of $81.42 and may be exercised on a cashless basis. The Warrants will expire on May 29, 2022. The exercise price may be adjusted in the event the Company issues shares of Series A-1 preferred stock (“Series A-1”) at a price lower than $81.42 per Warrants issued in connection with Term Loan C was $379,684 and was recorded as a discount to Term Loan C and is reflected in note payable in the balance sheet. The discount is being amortized to interest expense over the 30 month period that Term Loan C is outstanding. The Warrants are classified as a liability in the Company’s balance sheet and will be remeasured at their estimated fair value at each reporting period. The changes in fair value are recorded as other income (expense) in the Statement of Operations.

Future principal payments under the Loan and Security Agreement at June 30, 2012, are as follows:

Principal
(In thousands)	Payments
2012	$2,375
2013	8,188
2014	13,156
Total	$23,719
Current portion of note payable	6,313
Discount on current portion of note payable	(477)
Current portion of note payable, net of discount	$5,836

Discount on noncurrent portion of note payable	(323)
Note payable, net of current portion and discount	$17,083

11. Loan and security agreement

On May 23, 2011, the Company entered into a loan and security agreement (the "Loan and Security Agreement") with Oxford Finance LLC and General Electric Capital Corporation (collectively, the "Lender") pursuant to which the Lender agreed to lend the Company up to $25,000. Upon entering into the Loan and Security Agreement, the Company borrowed $6,250 from the Lender ("Term Loan A") on May 23, 2011 and an additional $6,250 from the Lender ("Term Loan B") on November 21, 2011. Under the terms of the Loan and Security Agreement, the Company may, in its sole discretion, subject to customary conditions, borrow from the Lender up to an additional $12,500, at any time on or before May 22, 2012 ("Term Loan C," collectively with Term Loan A and Term Loan B, the "Term Loans"). The Company's obligations under the Loan and Security Agreement are secured by a first priority security interest in substantially all of the assets of the Company.

The Company is required to pay interest on the outstanding Term Loan A on a monthly basis through and including December 1, 2011. Beginning December 1, 2011 through the maturity of Term Loan A on November 22, 2014, the Company will be required to make payments of outstanding principal and interest on Term Loan A in 36 equal monthly installments. Interest is payable on Term Loan A at an annual interest rate of 10.16%. The Company is required to pay interest on the outstanding Term Loan B on a monthly basis through and including June 1, 2012. Beginning June 1, 2012, through the maturity of Term Loan B on November 24, 2014, the Company will be required to make payments of outstanding principal and interest on Term Loan B in 36 equal monthly installments. Interest is payable on Term Loan B at an annual interest rate of 10%. If the Company enters into Term Loan C, interest on the term loan will accrue at an annual fixed rate equal to greater of (i) 10% or (ii) the sum of (a) the three-year Treasury Rate as published by the Board of Governors of the Federal Reserve System in Federal Reserve Statistical Release H.15 entitled "Selected Interest Rates," plus (b) 9.19%. Payments due under Term Loan C, if borrowed, are interest only, payable monthly, in arrears, for six months following the funding of each term loan, and will consist of 36 and 30 payments of principal and interest, respectively, which are payable monthly, in arrears, and all unpaid principal and accrued and unpaid interest on Term Loan C would be due and payable 42 months after the funding of any each term loan.

Upon the last payment date of the amounts borrowed under the Loan and Security Agreement, whether on the maturity date of one of the Term Loans, on the date of any prepayment or on the date of acceleration in the event of a default, the Company will be required to pay the Lender a final payment fee equal to 3.5% of any of the Term Loans borrowed. In addition, if the Company repays all or a portion of the Term Loans prior to maturity, it will pay the Lender a prepayment fee of 3% of the total amount prepaid if the prepayment occurs prior to the first anniversary of the funding of the relevant Term Loan, 2% of the total amount prepaid if the prepayment occurs between the first and second anniversary of the funding of the relevant Term Loan, and 1% of the total amount prepaid if the prepayment occurs on or after the second anniversary of the funding of the relevant Term Loan.

Upon the occurrence of an event of default, including payment defaults, breaches of covenants, a material adverse change in the collateral, the Company's business, operations or condition (financial or otherwise) and certain levies, attachments and other restraints on the Company's business, the interest rate will be increased by five percentage points and all outstanding obligations will become immediately due and payable. The Loan and Security Agreement also contains a subjective acceleration clause, which provides the Lender the ability to demand repayment of the loan early upon a material adverse change, as defined. The portion of the Term Loan A and Term Loan B that is not due within 12 months of December 31, 2011 has been classified as long-term, as the Company believes a material adverse change is remote.

In connection with each Term Loan, the Company issued to the Lender a Warrant to purchase 3,070 shares of the Company's Series A-1 Preferred Stock (the "Warrant"). The Warrants are exercisable, in whole or in part, immediately, and has a per share exercise price of $81.42 and may be exercised on a cashless basis. The Warrants each have a term of 10 years. The exercise price may be adjusted in the event the Company issues shares of the Series A-1 at a price lower than $81.42 per share. The Warrants are classified as a liability in the Company's balance sheet and will be remeasured at their estimated fair value at each reporting period. The changes in fair value are recorded as other income (expense) in the Statement of Operations.

The initial fair value of the Warrant issued in connection with Term Loan A was $183 and was recorded as a discount to Term Loan A. The fair value of the warrant at December 31, 2011 was $173. The Company also paid the Lender a facility fee of $250 and reimbursed the Lender certain costs associated with the Loan and Security Agreement of $117, both of which were also recorded as a discount to Term Loan A. The discount is being amortized to interest expense over the 42 month period that Term Loan A is outstanding using the effective interest method.

The initial fair value of the Warrant issued in connection with Term Loan B was $178 and was recorded as a discount to Term Loan B. The fair value of the warrant at December 31, 2011 was $176. The Company also reimbursed the Lender certain costs associated with Term Loan B of $18, which was also recorded as a discount to Term Loan B. The discount is being amortized to interest expense over the 42 month period that Term Loan B is outstanding using the effective interest method.

Future principal payments under the Loan and Security Agreement at December 31, 2011, are as follows:

Principal payments

2012	$3,188
2013	4,125
2014	5,031

Total	$12,344

Current portion of net payable	3,188
Discount on current portion of note payable	(308)

Current portion of net payable, net of discount	$2,880

Discount on noncurrent portion of note payable	(270)

Note payable, net of current portion and discount	$8,886

Convertible Preferred Stock and Redeemable Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Convertible Preferred Stock and Redeemable Convertible Preferred Stock
Convertible Preferred Stock and Redeemable Convertible Preferred Stock

9. Convertible Preferred Stock

The rights, preferences, and privileges of the Series A-1, Series A-2 preferred stock (“Series A-2”), Series A-3 preferred stock (“Series A-3”), Series A-4 preferred stock (“Series A-4”), Series A-5 preferred stock (“Series A-5”) and Series A-6 are as follows:

Conversion

Each preferred stockholder has the right, at their option at any time, to convert any such shares of Preferred Stock into such number of fully paid shares of Common Stock as is determined by dividing the original purchase price of $81.42 by the conversion price (“Optional Conversion”). The conversion price of the Preferred Stock as of June 30, 2012 was $8.142 per share (the “Conversion Price”), which represents a conversion ratio of one share of Preferred Stock into ten shares of Common Stock.  Upon the Optional Conversion, the holder of the converted Preferred Stock is entitled to payment of all accrued, whether or not declared, but unpaid dividend in shares of the Common Stock of the Company at the then effective conversion price of shares of Preferred Stock.

Each share of Preferred Stock is automatically convertible into fully paid and non-assessable shares of Common Stock at the applicable Conversion Price then in effect upon (i) a vote of the holders of at least 70% of the outstanding shares of Series A-1, Series A-2 and Series A-3 to convert all shares of Preferred Stock or (ii) the Common Stock becoming listed for trading on a national stock exchange (“Special Mandatory Conversion”). Upon a Special Mandatory Conversion, all accrued, whether or not declared, but unpaid dividends shall be paid in cash or shares of Common Stock (calculated based on the then effective conversion price of the Series A-1) at the discretion of the Company’s Board of Directors.

Redemption

The shares of Preferred Stock are not currently redeemable.

Dividends

Holders of shares of Series A-1 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a quarterly basis commencing on the date of issuance of the shares of Series A-1. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to Common Stock as described above. The holders of shares of Series A-1 are also entitled to dividends declared or paid on any shares of Common Stock.

Following payment in full of required dividends to the holders of Series A-1, holders of Series A-2 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a quarterly basis commencing on the date of issuance of the shares of Series A-2. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to Common Stock as described above. holders of shares of Series A-2 are also entitled to dividends declared or paid on any shares of Common Stock.

Following payment in full of required dividends to the holders of Series A-1 and Series A-2, holders of Series A-3 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a quarterly basis commencing on the date of issuance of the shares of Series A-3.  Dividends are payable, as accrued, upon liquidation, event of sale and conversion to Common Stock as described above. The holders of shares of Series A-3 are also entitled to dividends declared or paid on any shares of Common Stock.

Without regard to the payment of required dividends to the holders of Series A-1, Series A-2 and Series A-3, holders of Series A-5 are entitled to receive the Series A-5 Accruing Dividend paid in shares of Series A-6 as described in Note 12.  Holders of shares of Series A-6 are entitled to receive dividends on shares of Series A-6, when and if declared by the Board of Directors at a rate to be determined by the Board of Directors.  Dividends are payable, as accrued, upon liquidation, event of sale and conversion to Common Stock as described above. The holders of shares of Series A-5 and Series A-6 are also entitled to dividends declared or paid on any shares of Common Stock.

Following payment in full of required dividends to the holders of Series A-1, Series A-2, Series A-3 and Series A-5, holders of Series A-4 are entitled to receive dividends on shares of Series A-4, when and if declared by the Board of Directors at a rate to be determined by the Board of Directors. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to Common Stock as described above. The holders of shares of Series A-4 are also entitled to dividends declared or paid on any shares of Common Stock.

Dividends on the Preferred Stock are payable, at the sole discretion of the Board of Directors, in cash or in shares of the Company’s Common Stock, when and if declared by the Board of Directors, upon liquidation or upon an event of sale at the current market price of shares of Common Stock. Upon Optional Conversion, dividends are payable in shares of the Common Stock at the then effective conversion price of shares of Preferred Stock.

The Company has accrued dividends of $5.0 million, $7.3 million and $1.1 million on Series A-1, Series A-2 and Series A-3, respectively, as of June 30, 2012.

Voting

The preferred stockholders are entitled to vote together with the holders of the Common Stock as one class on an as-if converted basis.

In addition, as long as the shares of Series A-1 are outstanding, the holders of Series A-1, voting as a separate class, have the right to elect two members of the Company’s Board of Directors.

Liquidation

The shares of Series A-1 rank senior to all other classes of Preferred Stock. Series A-2 ranks junior to Series A-1 and senior to Series A-3, Series A-4, Series A-5 and Series A-6.  Series A-3, Series A-5 and Series A-6 rank equally but junior to Series A-1 and Series A-2 and senior to Series A-4. Series A-4 ranks senior to the Company’s Common Stock.

In the event of a liquidation, dissolution, or winding-up of the Company, the holders of the Series A-1 are entitled to be paid first out of the assets available for distribution, before any payment is made to the Series A-2, Series A-3, Series A-4, Series A-5 and Series A-6. Payment to the holders of Series A-1 shall consist of the original issuance price of $81.42, plus all accrued but unpaid dividends. After the distribution to the holders Series A-1, the holders of Series A-2 will be entitled to receive an amount per share equal to the original purchase price per share of $81.42, plus any accrued but unpaid dividends. After the distribution to the holders Series A-1 and Series A-2, the holders of Series A-3, Series A-5 and Series A-6 will be entitled to receive an amount per share equal to the original purchase price per share of $81.42, plus any accrued but unpaid or declared and unpaid dividends, as appropriate. After the distribution to the holders Series A-1, Series A-2, Series A-3, Series A-5 and Series A-6, the holders of Series A-4 will be entitled to receive an amount per share equal to the original purchase price per share of $81.42, plus any declared and unpaid dividends. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-1, the assets will be distributed ratably among the holders of Series A-1 in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-2, the assets will be distributed ratably among the holders of Series A-2 in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-3, Series A-5 and Series A-6, the assets will be distributed ratably among the holders of Series A-3, Series A-5 and Series A-6 in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-4, the assets will be distributed ratably among the holders of Series A-4 in proportion to their aggregate liquidation preference amounts. After all liquidation preference payments have been made to the holders of the Preferred Stock, the holders of the Preferred Stock shall participate in the distribution of the remaining assets with the holders of the Company’s Common Stock on an as-if converted basis.

In the event of, and simultaneously with, the closing of an event of sale of the Company (as defined in the Company’s Amended Articles of Incorporation), the Company shall redeem all of the shares of Series A-1, Series A-2, Series A-3, Series A-4, Series A-5 and Series A-6 then outstanding at the Special Liquidation Price, as defined. If the event of sale involves consideration other than cash, the Special Liquidation Price may be paid with such consideration having a value equal to the Special Liquidation Price. The Special Liquidation Price shall be equal to an amount per share, which would be received by each Preferred Stockholder if, in connection with the event of sale, all the consideration paid in exchange for the assets or the shares of capital stock of the Company was actually paid to and received by the Company, and the Company was immediately liquidated thereafter and its assets distributed pursuant to the liquidation terms above.

12. Convertible preferred stock and redeemable convertible preferred stock

Redeemable Convertible Preferred Stock

The rights, preferences, and privileges of the Series A Preferred Stock, Series B Preferred Stock, and Series C Preferred Stock (collectively, the "Old Preferred Stock") which were outstanding as of December 31, 2010 are as follows:

Conversion

Each Preferred stockholder has the right, at their option at any time, to convert any such shares of Old Preferred Stock into such number of fully paid shares as is determined by dividing the original purchase price by the conversion price. The conversion price of the Old Preferred Stock as of December 31, 2009 and 2010 was $8.14 and $15.00 per share for Series C Preferred Stock and for Series B and A Preferred Stock, respectively, which in each case represents a 1 for 1 conversion ratio to common stock.

Redemption

At the request of holders of at least 68% in voting power of the shares of Series B and Series C Preferred Stock then outstanding, made at any time on or after the fourth anniversary of the original Series C Preferred Stock issuance date, the Company will be required to redeem all of the outstanding shares of Series B and Series C Preferred Stock at a redemption price equal to the original Series B or Series C Preferred Stock purchase price of $15.00 and $8.14, respectively, plus any declared or accrued but unpaid dividends. Dividends accrue at 8% per annum, compounding annually, commencing on the date of issuance of the Series B and C Preferred Stock, respectively.

If the Company, at any time, breaches any of its representations, warranties, covenants, and/or agreements set forth in the Stockholders' Agreements between the Company and the Series B and Series C Preferred Stockholders specified in those agreements, holders of at least 68% of the voting power of the Series B and Series C Preferred Stock may elect, at their sole discretion, if the breach is not cured within 60 days, to accelerate the maturity of the rights of all the Series B and Series C Preferred Stockholders and cause the immediate redemption of all the shares of Series B and Series C Preferred Stock.

The Series A Preferred Stock is not redeemable.

Dividends

Following payment in full of required dividends to the holders of Series C Stock and Series B Stock, Series A Preferred Stockholders are entitled to receive dividends on shares of Series A Preferred Stock, when, if and as declared by the board of directors at a rate to be determined by the board of directors.

Following payment in full of required dividends to the holders of Series C Stock, Series B Preferred Stockholders are entitled to receive dividends at the rate of 8% per annum, compounding annually, which will accrue on a quarterly basis commencing on the date of issuance of the Series B Preferred Stock. Dividends will be payable, as accrued, upon liquidation, event of sale, redemption date, and conversion to common stock (whether declared or not) as specified in the Stockholders' Agreement. The holders of shares of Series B Preferred Stock are also entitled to dividends declared or paid on any shares of common stock.

Series C Preferred Stockholders are entitled to receive dividends at the rate of 8% per annum, compounding annually, which will accrue on a quarterly basis commencing on the date of issuance of the Series C Preferred Stock. Dividends will be payable, as accrued, upon liquidation, event of sale, redemption date, and conversion to common stock as (whether declared or not) specified in the Stockholders' Agreement. The holders of shares of Series C Preferred Stock are also entitled to dividends declared or paid on any shares of common stock.

Voting

The Old Preferred Stockholders are entitled to vote together with the holders of the common stock as one class on an as if converted basis.

In addition, the Series B and Series C Preferred Stockholders, voting as a separate class (Senior Preferred Stockholders), have the exclusive right to elect six members of the board of directors.

Liquidation

The Series C Preferred Stock ranks senior and prior to the Series B Preferred Stock, Series A Preferred Stock, and the Company's common stock. The Series B Preferred Stock ranks senior and prior to the Series A Preferred Stock and the Company's common stock, and junior to the Series C Preferred Stock. The Series A Preferred Stock ranks senior and prior to the Company's common stock.

In the event of a liquidation, dissolution, or winding-up of the Company, the holders of the Series C Preferred Stock are entitled to be paid first out of the assets available for distribution, before any payment shall be made to the Series B and Series A Preferred Stockholders. Payment to the Series C Preferred Stockholders shall consist of the original issuance price of $8.14, plus all accrued but unpaid dividends and interest. After the distribution to the Series C Preferred Stockholders, the holders of Series B Preferred Stock, and then Series A Preferred Stock, will be entitled to receive an amount per share equal to the original purchase price per share of $15.00, plus any declared and unpaid dividends. If the assets of the Company are insufficient to pay the full preferential amounts to the Series C Preferred Stockholders, the assets will be distributed ratably among the Series C Preferred Stockholders in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the Series B and Series A Preferred Stockholders, after payment to the Series C Preferred Stockholders, the Series B Stockholders shall first share ratably in any remaining distribution of assets according to the respective amounts which would be repayable to them in respect of the shares of Series B Preferred Stock held upon such distribution. The Series A Preferred Stockholders would only share in the distribution of assets once the Series B Preferred Stockholders have received their full preferential amounts.

In the event of, and simultaneously with, the closing of an Event of Sale of the Company (as defined in the Stockholders' Agreement), the Company shall redeem all of the shares of Series A, Series B, and Series C Preferred Stock then outstanding at the Special Liquidation Price. If the Event of Sale involves consideration other than cash, the Special Liquidation Price may be paid with such consideration having a value equal to the Special Liquidation Price. The Special Liquidation Price shall be equal to an amount per share, which would be received by each Old Preferred Stockholder if, in connection with the Event of Sale, all the consideration paid in exchange for the assets or the shares of capital stock of the Company was actually paid to and received by the Company, and the Company was immediately liquidated thereafter and its assets distributed pursuant to the liquidation terms above.

Convertible Preferred Stock

The rights, preferences, and privileges of the Series A-1, Series A-2, Series A-3, Series A-4, Series A-5 and Series A-6 Preferred Stock (collectively, the "New Preferred Stock"), which were authorized as part of the recapitalization and financing, and in connection with the Merger, are as follows:

Conversion

Each holder of New Preferred Stock has the right, at their option at any time, to convert any such shares of New Preferred Stock into such number of fully paid shares of Common Stock as is determined by dividing the original purchase price of $81.42 by the conversion price ("Optional Conversion"). The conversion price of the New Preferred Stock as of December 31, 2011 was $8.142 per share (the "Conversion Price"), which represents a conversion ratio of one share of New Preferred Stock into ten shares of Common Stock. Upon the Optional Conversion, the holder of the converted New Preferred Stock is entitled to payment of all accrued, whether or not declared, but unpaid dividend in shares of the Common Stock of the Company at the then effective conversion price of shares of New Preferred Stock.

In the event an investor does not timely and completely fulfill their future funding obligations as defined in the Purchase Agreement (as described in Note 4) (i) the shares of the New Preferred Stock then held by the investor automatically convert into shares of the Company's common stock at a rate of one share of common stock for every ten shares of New Preferred Stock to be converted and (ii) the Company has the right to repurchase all of the shares of Common Stock issued upon conversion at a purchase price equal to the par value of the repurchased shares of Common Stock ("Subsequent Closing Adjustment"). Upon a Subsequent Closing Adjustment, the holder of the converted New Preferred Stock is entitled to payment of any declared or accrued, but unpaid, dividends in shares of the Common Stock of the Company.

Each share of the New Preferred Stock is automatically convertible into fully paid and non-assessable shares of Common Stock at the applicable Conversion Price then in effect upon (i) a vote of the holders of at least 70% of the outstanding shares of Series A-1, Series A-2 and Series A-3 to convert all shares of New Preferred Stock or (ii) the Common Stock becoming listed for trading on a national stock exchange ("Special Mandatory Conversion"). Upon a Special Mandatory Conversion, all accrued, whether or not declared, but unpaid dividends shall be paid in cash or shares at the discretion of the Company's board of directors, at the then effective conversion price of shares of New Preferred Stock.

Redemption

The shares of New Preferred Stock are not currently redeemable.

Dividends

Holders of shares of Series A-1 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a quarterly basis commencing on the date of issuance of the shares of Series A-1. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to common stock as described above. The holders of shares of Series A-1 are also entitled to dividends declared or paid on any shares of Common Stock.

Following payment in full of required dividends to the holders of Series A-1, holders of Series A-2 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a quarterly basis commencing on the date of issuance of the shares of Series A-2. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to common stock as described above. The holders of shares of Series A-2 are also entitled to dividends declared or paid on any shares of Common Stock.

Following payment in full of required dividends to the holders of Series A-1 and Series A-2, holders of Series A-3 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a quarterly basis commencing on the date of issuance of the shares of Series A-3. Holders of Series A-5 are entitled to receive the Series A-5 Accruing Dividend paid in shares of Series A-6 as described in Note 14. Holders of shares of Series A-6 are entitled to receive dividends on shares of Series A-6, when and if declared by the board of directors at a rate to be determined by the board of directors. Dividends are payable, as accrued, upon liquidation, event of sale and conversion to Common Stock as described above. The holders of shares of Series A-3, A-5 and A-6 are also entitled to dividends declared or paid on any shares of Common Stock.

Following payment in full of required dividends to the holders of Series A-1, Series A-2, Series A-3, and Series A-5, holders of Series A-4 are entitled to receive dividends on shares of Series A-4, when and if declared by the board of directors at a rate to be determined by the board of directors. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to Common Stock as described above. The holders of shares of Series A-4 are also entitled to dividends declared or paid on any shares of Common Stock.

Dividends on the New Preferred Stock are payable, at the sole discretion of the board of directors, in cash or in shares of the Company's common stock, when and if declared by the board of directors, upon liquidation or upon an event of sale at the current market price of shares of common stock. Upon optional conversion, dividends are payable in shares of the common stock at the then effective conversion price of shares of Preferred Stock.

The Company has accrued dividends of $1,968, $4,000 and $579 on Series A-1, A-2 and A-3, respectively, as of December 31, 2011.

Voting

The New Preferred Stockholders are entitled to vote together with the holders of the Common Stock as one class on an as-if converted basis.

In addition, as long as the shares of Series A-1 are outstanding, the holders of Series A-1, voting as a separate class, have the right to elect two members of the Company's board of directors.

Liquidation

The shares of Series A-1 rank senior to all other classes of New Preferred Stock. Series A-2 ranks junior to Series A-1 and senior to Series A-3, Series A-4, Series A-5 and Series A-6. Series A-3, Series A-5 and Series A-6 rank equally but junior to Series A-1 and Series A-2 and senior to Series A-4. Series A-4 ranks senior to the Company's Common Stock.

In the event of a liquidation, dissolution, or winding-up of the Company, the holders of the Series A-1 are entitled to be paid first out of the assets available for distribution, before any payment is made to the Series A-2, Series A-3, Series A-4, Series A-5 and Series A-6. Payment to the holders of Series A-1 shall consist of the original issuance price of $81.42, plus all accrued but unpaid dividends. After the distribution to the holders Series A-1, the holders of Series A-2, will be entitled to receive an amount per share equal to the original purchase price per share of $81.42, plus any accrued but unpaid dividends. After the distribution to the holders Series A-1 and Series A-2, the holders of Series A-3, Series A-5 and Series A-6, will be entitled to receive an amount per share equal to the original purchase price per share of $81.42, plus any accrued but unpaid or declared and unpaid dividends, as appropriate. After the distribution to the holders Series A-1, Series A-2, Series A-3, Series A-5 and Series A-6, the holders of Series A-4 will be entitled to receive an amount per share equal to the original purchase price per share of $81.42, plus any declared and unpaid dividends. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-1, the assets will be distributed ratably among the holders of Series A-1 in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-2, the assets will be distributed ratably among the holders of Series A-2 in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-3, Series A-5 and Series A-6, the assets will be distributed ratably among the holders of Series A-3, Series A-5 and Series A-6 in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-4, the assets will be distributed ratably among the holders of Series A-4 in proportion to their aggregate liquidation preference amounts. After all liquidation preference payments have been made to the holders of the New Preferred Stock, the holders of the New Preferred Stock shall participate in the distribution of the remaining assets with the holders of the Company's Common Stock on an as-if converted basis.

In the event of, and simultaneously with, the closing of an event of sale of the Company (as defined in the Company's Amended Articles of Incorporation), the Company shall redeem all of the shares of Series A-1, Series A-2, Series A-3, Series A-4, Series A-5 and Series A-6 then outstanding at the Special Liquidation Price, as defined. If the event of sale involves consideration other than cash, the Special Liquidation Price may be paid with such consideration having a value equal to the Special Liquidation Price. The Special Liquidation Price shall be equal to an amount per share, which would be received by each New Preferred Stockholder if, in connection with the event of sale, all the consideration paid in exchange for the assets or the shares of capital stock of the Company was actually paid to and received by the Company, and the Company was immediately liquidated thereafter and its assets distributed pursuant to the liquidation terms above.

Registration rights

In accordance with the Amended and Restated Stockholders Agreement (the "Stockholders Agreement"), the Company was required to file a registration statement with the Securities and Exchange Commission (the "SEC") covering the registration of at least 85% of the outstanding shares of the New Preferred Stock within 60 days of the closing of the Merger. Pursuant to the terms of the Stockholders Agreement, if the registration statement was not filed within 60 days of the closing of the Merger or if the registration statement was not been declared effective by the SEC at the later of (i) 90 days after the closing date of the Merger or (ii) in the event the SEC reviews the registration statement and has comments, 180 days after the closing of the Merger, the Company would have been required to pay liquidated damages on a monthly basis equal to 1% of the aggregate purchase price paid by the holders of the New Preferred Stock. The total amount of liquidated damages was limited to 16% of the aggregate purchase price paid by the holders of the New Preferred Stock. The Company filed its registration statement and was declared effective and therefore was not required to pay these damages.

Stockholders' Deficit	12 Months Ended
Dec. 31, 2011
Stockholders' Deficit
Stockholders' Deficit

13. Stockholders' deficit

Common stock

The Company has reserved the following number of shares of common stock at December 31, 2011 and 2010:

	December 31,
	2011	2010

	(In thousands)
Conversion of Series A Preferred Stock	—	63
Conversion of Series B Preferred Stock	—	1,600
Conversion of Series C Preferred Stock	—	10,147
Conversion of Series A-1 Preferred Stock	10,000	—
Conversion of Series A-2 Preferred Stock	9,832	—
Conversion of Series A-3 Preferred Stock	1,422	—
Conversion of Series A-4 Preferred Stock	40	—
Conversion of Series A-5 Preferred Stock	70	—
Conversion of Series A-6 Preferred Stock	8,000	—
Stock options and Warrants	19,128	1,765

Total	48,492	13,575

Accumulated other comprehensive income (loss)

All components of comprehensive income (loss) are required to be disclosed in the condensed financial statements. Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions, and other events and circumstances from non-owner sources and consists of net loss and changes in unrealized gains and losses on available-for-sale securities. The components of Accumulated Other Comprehensive Income ("AOCI") are as follows for the years ended December 31, 2011, 2010 and 2009:

	Available-for- sale securities adjustment	Accumulated other comprehensive loss

Balance as of December 31, 2009	$15	$15
Unrealized (loss) gain from available-for-sale securities	(18)	(18)
Balance as of December 31, 2010	$(3)	$(3)
Unrealized (loss) gain from available-for-sale securities	8	8

Balance as of December 31, 2011	$5	$5

Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-based Compensation
Stock-based Compensation

10. Stock-based Compensation

A summary of stock option activity is as follows:

(In thousands, except for per share amounts)	Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Life (In Years)	Aggregate Intrinsic Value

Options outstanding at December 31, 2011	3,950	$2.94
Granted	198	4.21
Exercised	(210)	1.23
Cancelled	(1)	1.20

Options outstanding at June 30, 2012	3,937	$3.10	8.57	$4,617

Options exercisable at June 30, 2012	1,030	$1.53	6.21	$2,826

Options vested or expected to vest at June 30, 2012	3,827	$3.10	8.57	$4,257

The total grant-date fair value of stock options that vested during the three- and six-month periods ended June 30, 2012 was approximately $130,000 and $270,000, respectively. The aggregate intrinsic value of options that vested during the three- and six-month periods ended June 30, 2012 was approximately $155,000 and $286,000 respectively.

As of June 30, 2012, there was approximately $4.8 million of total unrecognized compensation expense related to unvested employee share-based compensation arrangements, which is expected to be recognized over a weighted-average period of approximately 3.5 years.

14. Stock-based compensation

The company recognizes compensation cost of employee stock-based awards using the straight-line method over the requisite service period of the award, which is typically the vesting period, based on their fair values as of the date of grant.

The Company has the following stock-based compensation plans as of December 31, 2011 under which equity awards have been granted to employees, directors and consultants:

–>
2003 Long-Term Incentive Plan; and

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2011 Equity Incentive Plan.

The 2011 Equity Incentive Plan replaced the 2003 Long-Term Incentive Plan when the board of directors approved the new plan on November 7, 2011. As of December 31, 2011, an aggregate of approximately 4,671,000 shares have been authorized for issuance under the Company's stock-based compensation plans, with approximately 3,950,000 options outstanding. The number of common shares available for granting of future awards to employees and directors under these plans was 250,000 at December 31, 2011.

2003 Long-Term Incentive Plan

The Company's 2003 Long-Term Incentive Plan (the "Incentive Plan") provides for the granting of incentive stock options and nonqualified options to key employees, directors and consultants of the Company. The exercise price of the incentive stock options, as determined by the board of directors, must be at least 100% (110% in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company's common stock) of the common stock fair value as of the date of the grant. The provisions of the Incentive Plan limit the exercise of incentive stock options, but in no case may the exercise period extend beyond ten years from the date of grant (five years in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company's common stock). Stock options generally vest over a four-year period. Certain options contain explicit performance conditions. The Company authorized approximately 2,016,000 shares of common stock for issuance under the Incentive Plan.

2011 Equity Incentive Plan

The Company's 2011 Equity Incentive Plan (the "Equity Plan") provides for the granting of incentive stock options and nonqualified options to key employees, directors and consultants of the Company. The exercise price of the incentive stock options, as determined by the board of directors, must be at least 100% (110% in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company's common stock) of the common stock fair value as of the date of the grant. The provisions of the Incentive Plan limit the exercise of incentive stock options, but in no case may the exercise period extend beyond ten years from the date of grant (five years in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company's common stock). Stock options generally vest over a four-year period. Certain options contain explicit performance conditions. The Company has authorized approximately 2,655,000 shares of common stock for issuance under the Equity Plan. In addition, the shares remaining available for issuance under the Incentive Plan were assumed as shares authorized under the Equity Plan.

A summary of stock option activity for the year ended December 31, 2011 is as follows:

	Shares	Weighted- average exercise price (in dollars per share)	Weighted- average contractual life (in years)	Aggregate intrinsic value

	(In thousands, except per share amounts)
Options outstanding at December 31, 2010	1,462	$1.20
Granted	2,831	3.69
Exercised	(220)	0.93
Cancelled	(123)	2.71

Options outstanding at December 31, 2011	3,950	$2.94	8.55	$3,744

Options exercisable at December 31, 2011	1,077	$1.31	5.09	$2,784

Options vested or expected to vest at December 31, 2011	3,843	$2.94	8.55	$3,708

The weighted-average grant-date fair value of options granted during 2011, 2010 and 2009 was $2.07, $0.60 and $0.75, respectively. The total grant-date fair value of stock options that vested during 2011 was approximately $384. The aggregate intrinsic value of options exercised (i.e., the difference between the market price at exercise and the price paid by employees to exercise the option) during 2011 was approximately $229.

During the years ended 2011, 2010 and 2009, the Company's board of directors granted approximately 317,000, 258,000 and 2,000 stock options, respectively, to Board members of the Company. The Company records stock-based compensation expense for such options using the straight-line method over the requisite service period of the award, which is typically the vesting period, based on their fair values as of the date of grant. During the years ended December 31, 2011, 2010 and 2009, the Company recorded approximately $131, $34 and $25 of stock-based compensation expense related to non-employee awards, respectively.

Valuation and expense information

The following table summarizes stock-based compensation expense by financial statement line:

	Years ended
	December 31, 2011	December 31, 2010	December 31, 2009

Research and development	$118	$37	$143
General and administrative	186	97	(19)

Share-based compensation expense included in operating expenses	$304	$134	$125

As of December 31, 2011, there was approximately $5,060 of total unrecognized compensation expense related to unvested employee share-based compensation arrangements, which is expected to be recognized over a weighted-average period of approximately 4.0 years.

The Company used the Black-Scholes option valuation model to estimate the grant date fair value of its employee stock options. The weighted-average assumptions used in the Black-Scholes option valuation model and the resulting weighted-average estimated grant date fair values of our employee stock options were as follows for the years ended December 31, 2011, 2010, and 2009:

	Year ended December 31,
	2011	2010	2009

Expected term (years)	6.25	6.25	6.25
Volatility	60%	58%	57 – 59%
Expected dividend yield	0%	0%	0%
Risk-free interest rates	1.35%	1.92%	2.6 – 2.7%

The expected term of the stock options granted represents the period of time that options granted are expected to be outstanding. For options granted prior to January 1, 2008, the expected term was calculated using the "simplified" method as prescribed by the SEC's Staff Accounting Bulletin No. 107, Share-Based Payment. For options granted after January 1, 2008, we calculated the expected term using similar assumptions. The expected volatility is a measure of the amount by our stock price is expected to fluctuate during the term of the options granted. We determine the expected volatility based on a review of the historical volatility of similar publicly held companies in the biotechnology field over a period commensurate with the options expected term. We have never declared or paid any cash dividends on our common stock and we do not expect to do so in the foreseeable future. Accordingly, we use an expected dividend yield of zero. The risk-free interest rate is the implied yield available on U.S. Treasury issues with a remaining life consistent with the option's expected term on the date of grant.

The Company has historically granted stock options at exercise prices not less than the fair value of its common stock as determined by its board of directors, with input from management. The Company's board of directors has historically determined, with input from management, the estimated fair value of the Company's common stock on the date of grant based on a number of objective and subjective factors, including:

–>
the prices at which the Company sold shares of convertible preferred stock;

–>
the superior rights and preferences of securities senior to the Company's common stock at the time of each grant;

–>
the likelihood of achieving a liquidity event such as a public offering or sale of the Company;

–>
the Company's historical operating and financial performance and the status of its research and product development efforts; and

–>
achievement of enterprise milestones, including entering into collaboration and license agreements.

The Company's board of directors also considered valuations provided by management in determining the fair value of its common stock. Such valuations were prepared as of December 3, 2008, December 2, 2009, October 1, 2010, June 30, 2011, September 30, 2011 and November 28, 2011 and valued common stock at $1.05, $1.20, $1.35, $2.96, $3.22 and $3.89 per share, respectively. The valuations have been used to estimate the fair value of common stock as of each option grant date listed and in calculating stock-based compensation expense. The Company's board of directors has consistently used the most recent valuation provided by management for determining the fair value of common stock unless a specific event occurs that necessitates an interim valuation.

The valuations were based on the guidance from the Valuation of Privately-Held-Company Equity Securities Issued as Compensation that was developed by staff of the American Institute of Certified Public Accountants and a task force comprising representatives from the appraisal, preparer, public accounting, venture capital, and academic communities. The option-pricing method was selected to value Radius' common stock-based on the Company's stage of development and the degree of uncertainty surrounding the future success of clinical trials for the Company's product candidates. For the valuations prepared as of December 3, 2008, December 2, 2009 and October 1, 2010, the option-pricing method treats common stock and preferred stock as call options on the enterprise's value, with exercise prices based on the liquidation preference of the preferred stock. Under this method, the common stock has value only if the funds available for distribution to stockholders exceed the value of the liquidation preference at the time of a liquidity event (for example, merger of sale), assuming the enterprise has funds available to make a liquidation preference meaningful and collectible by the shareholders.

In the model, the exercise price is based on a comparison with the enterprise value rather than, as in the case of a "regular" call option, a comparison with a per-share stock price. Thus, common stock is considered to be a call option with a claim on the enterprise at an exercise price equal to the remaining value immediately after the preferred stock is liquidated. The Company used the Black-Scholes model to price the call option. Under the option-pricing method, the Company had to consider the various terms of the stockholder agreements—including the level of seniority among the securities, dividend policy, conversion ratios, and cash allocations—upon liquidation of the enterprise.

For the valuations prepared as of June 30, 2011, September 30, 2011 and November 28, 2011, the Company utilized the probability-weighted expected return method, or PWERM, as outlined in the AICPA Technical Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation, or Practice Aid, which considers the value of preferred and common stock based upon the probability-weighted present value of expected future net cash flows, considering each of the possible future events, as well as the rights and preferences of each share class. PWERM is complex as it requires numerous assumptions relating to potential future outcomes of equity, hence, the use of this method can be applied: (i) when possible future outcomes can be predicted with reasonable certainty; and (ii) when there is a complex capital structure (i.e., several classes of preferred and common stock). The Company utilized the fair value of common stock derived from the September 30, 2011 valuation for purposes of the November 7, 2011 option grants and the fair value of common stock derived from the November 28, 2011 valuation for purposes of the December 15, 2011 option grants. The Company concluded, for purposes of the November 7, 2011 grants, that there were no significant changes to the assumptions used in the PWERM model between September 30, 2011 and November 7, 2011 that would impact the fair value of common stock. The Company concluded, for purposes of the December 15, 2011 grants, that there were no significant changes to the assumptions used in the PWERM model between November 28, 2011 and December 15, 2011 that would impact the fair value of common stock. The Company also used this methodology to estimate the fair value of preferred stock, which was used in the preferred stock extinguishment (Note 4), and to determine the fair value of shares of series A-6 convertible preferred stock due to Nordic (Note 16).

License Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
License Agreements
License Agreements

11. License Agreements

On September 27, 2005, the Company entered into a license agreement (the “Ipsen Agreement”), as amended, with SCRAS S.A.S, a French corporation on behalf of itself and its affiliates (collectively, “Ipsen”). Under the Ipsen Agreement, Ipsen granted to the Company an exclusive right and license under certain Ipsen compound technology and related patents to research, develop, manufacture and commercialize certain compounds and related products in all countries, except Japan and (subject to certain co-marketing and co-promotion rights retained by Ipsen) France. With respect to France, if Ipsen exercises its co-marketing and co-promotion rights, then Ipsen may elect to receive a percentage of the aggregate revenue from the sale of products by both parties in France (subject to a mid-double digit percentage cap) and Ipsen shall bear a corresponding percentage of the costs and expenses incurred by both parties with respect to such marketing and promotion efforts in France; Ipsen shall also pay Radius a mid-single digit royalty on Ipsen’s allocable portion of aggregate revenue from the sale of products by both parties in France. BA058 (the Company’s bone growth drug) is subject to the Ipsen Agreement. Ipsen also granted the Company an exclusive right and license under the Ipsen compound technology and related patents to make and have made compounds or product in Japan. Ipsen also granted the Company an exclusive right and license under certain Ipsen formulation technology and related patents solely for purposes of enabling the Company to develop, manufacture and commercialize compounds and products covered by the compound technology license in all countries, except Japan and (subject to certain co-marketing and pro-promotion rights retained by Ipsen) France. In consideration for these licenses, the Company made a nonrefundable, non-creditable payment of $250,000 to Ipsen, which was expensed during 2005.The Ipsen Agreement provides for further payments in the range of €10.0 million to €36.0 million ($12.7 million to $45.6 million) to Ipsen upon the achievement of certain development and commercialization milestones specified in the Ipsen Agreement, and for the payment of fixed 5% royalties on net sales of any product by the Company or its sublicensees on a country-by-country basis until the last to expire of the licensed patents or for a period of 10 years after the first commercial sale in such country of any product that includes the compound licensed from Ipsen or any analog thereof, whichever is longer.

If the Company sublicenses the rights licensed from Ipsen, then the Company will also be required to pay Ipsen a percentage of certain payments received from such sublicensee (in lieu of milestone payments not achieved at the time of such sublicense). The applicable percentage is in the low double digit range. In addition, if the Company or its sublicensees commercialize a product that includes a compound discovered by it based on or derived from confidential Ipsen know-how, it will be obligated to pay to Ipsen a fixed low single digit royalty on net sales of such product on a country-by-country basis until the last to expire of its patents that cover such product or for a period of 10 years after the first commercial sale of such product in such country, whichever is longer. In connection with the Ipsen Agreement, the Company recorded approximately $0.4 million, $0.2 million, $0.6 million, and $0.3 million in research and costs in the three- and six-month periods ended June 30, 2012 and 2011, respectively. The costs were incurred by Ipsen and charged to the Company for the manufacture of the clinical supply of the licensed compound.

15. License agreements

On September 27, 2005, the Company entered into a license agreement (the "Ipsen Agreement"), as amended, with SCRAS S.A.S, a French corporation on behalf of itself and its affiliates (collectively, "Ipsen"). Under the Ipsen Agreement, Ipsen granted to the Company an exclusive right and license under certain Ipsen compound technology and related patents to research, develop, manufacture and commercialize certain compounds and related products in all countries, except Japan and (subject to certain co-marketing and co-promotion rights retained by Ipsen) France. With respect to France, if Ipsen exercises its co-marketing and co-promotion rights then Ipsen may elect to receive a percentage of the aggregate revenue from the sale of products by both parties in France (subject to a mid-double digit percentage cap) and Ipsen shall bear a corresponding percentage of the costs and expenses incurred by both parties with respect to such marketing and promotion efforts in France; Ipsen shall also pay Radius a mid-single digit royalty on Ipsen's allocable portion of aggregate revenue from the sale of products by both parties in France. BA058 (the Company's bone growth drug) is subject to the Ipsen Agreement. Ipsen also granted the Company an exclusive right and license under the Ipsen compound technology and related patents to make and have made compounds or product in Japan. Ipsen also granted the Company an exclusive right and license under certain Ipsen formulation technology and related patents solely for purposes of enabling the Company to develop, manufacture and commercialize compounds and products covered by the compound technology license in all countries, except Japan and (subject to certain co-marketing and pro-promotion rights retained by Ipsen) France. In consideration for these licenses, the Company made a nonrefundable, non-creditable payment of $250 to Ipsen, which was expensed during 2005. The Ipsen Agreement provides for further payments in the range of €10,000 to €36,000 ($12,973 to $46,702) to Ipsen upon the achievement of certain development and commercialization milestones specified in the Ipsen Agreement, and for the payment of fixed 5% royalties on net sales of any product by the Company or our sublicensees on a country-by-country basis until the later of the last to expire of the licensed patents or for a period of 10 years after the first commercial sale in such country of any product that includes the compound licensed from Ipsen or any analog thereof.

If the Company sublicenses the rights licensed from Ipsen, then the Company will also be required to pay Ipsen a percentage of certain payments received from such sublicensee (in lieu of milestone payments not achieved at the time of such sublicense). The applicable percentage is in the low double digit range. In addition, if the Company or its affiliates sublicensees commercialize a product that includes a compound discovered by it based on or derived from confidential Ipsen know-how, it will be obligated to pay to Ipsen a fixed low single digit royalty on net sales of such product on a country-by-country basis until the later of the last to expire of its patents that cover such product or for a period of 10 years after the first commercial sale of such product in such country. In connection with the Ipsen Agreement, the Company recorded approximately $1,007, $1,227 and $1,117 in research and developments costs in the years ended December 31, 2011, 2010 and 2009, respectively. The costs were incurred by Ipsen and charged to the Company for the manufacture of the clinical supply of the licensed compound.

On May 11, 2011, the Company entered into a second amendment to the Ipsen Agreement pursuant to which Ipsen agreed to accept shares of Series A-1 in lieu of cash as consideration for a milestone payment due to Ipsen following the initiation of the first BA058 Phase 3 study. The number of shares of Series A-1 to be issued to Ipsen was determined based upon the U.S. dollar exchange rate for the euro two business days prior to closing. On May 17, 2011, the Company issued 17,326 shares of Series A-1 to Ipsen to settle the obligation. Accordingly, the Company recorded research and development expense of $1,411 during the three-month period ended June 30, 2011. The expense represents the fair value of the Series A-1 shares of $81.42 per share.

Research Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Research Agreements
Research Agreements

12. Research Agreements

On March 29, 2011, the Company and Nordic entered into a Clinical Trial Services Agreement, a Work Statement NB-1 (the “Work Statement”) under such Clinical Trial Services Agreement and a related Stock Issuance Agreement. Pursuant to the Work Statement, Nordic is managing the Phase 3 clinical study (the “Clinical Study”) of BA058 Injection and Nordic will be compensated for such services in a combination of cash and shares of Series A-6.

In December 2011, the Company entered into an amendment to the Work Statement, or the First Amendment. Pursuant to the original terms of the Work Statement, the study was to be conducted in 10 countries at a specified number of sites within each country. The terms of the First Amendment provide for two additional countries (the United States and India) in which the study will be conducted, specify a certain number of sites within each such additional country for the conduct of the study, and amend various terms and provisions of the Work Statement to reflect the addition of such countries and sites within the study’s parameters. Payments to be made by the Company to Nordic under the First Amendment in connection with the conduct of the study in such additional countries are denominated in both euros and U.S. dollars and total up to both €717,700 ($909,182) and $289,663, respectively, for the 15 additional study sites in India contemplated by the First Amendment and up to both €1.2 million ($1.5 million) and $143,369, respectively, for the five additional study sites in the United States contemplated by the First Amendment.

In June 2012, the Company entered into a second amendment to the Work Statement, or the Second Amendment. Pursuant to the original terms of the Work Statement, as amended by the First Amendment, the study was to be conducted in 12 countries at a specified number of sites within each country. The terms of the Second Amendment (i) increase the overall number of sites by adding sites in Europe, Brazil and Argentina and removing other sites, (ii) specify a certain number of sites within each country for the conduct of the study, and (iii) amend various terms and provisions of the Work Statement to reflect additional services provided at existing sites and the addition of the new study sites within the study’s parameters. The Second Amendment also provided that cash payments to Nordic under the Clinical Trial Services Agreement as well as the payment of shares of Series A-6 under the related Stock Issuance Agreement shall each be reduced by an amount of €11,941 ($15,127) per subject for any subjects enrolled in India or the United States. Such reductions shall be applied in pro rata monthly installments. Payments to be made by the Company to Nordic under the Second Amendment in connection with the extra services provided at existing sites and the conduct of the study at the new study sites are denominated in both euros and U.S. dollars and total €3.7 million ($4.7 million) and $205,540, respectively.

Pursuant to the Work Statement, the Company is required to make certain per patient payments denominated in both euros and U.S. dollars for each patient enrolled in the Clinical Study followed by monthly payments for the duration of the study and final payments in two equal euro-denominated installments and two equal U.S. dollar-denominated installments. Changes to the Clinical Study schedule may alter the timing, but not the aggregate amounts, of the payments. The Work Statement, as amended on December 9, 2011 and June 18, 2012, provides for a total of up to approximately €41.2 million ($52.1 million) of euro-denominated payments and a total of up to approximately $3.2 million of U.S. dollar-denominated payments over the course of the Clinical Study.

Pursuant to the Stock Issuance Agreement, as amended, Nordic agreed to purchase the equivalent of €371,864 of Series A-5 Preferred Stock at $8.142 per share, and the Company sold 64,430 shares of Series A-5 to Nordic on May 17, 2011 for proceeds of $525,154 to the Former Operating Company. These shares were exchanged in the Merger for an aggregate of 6,443 shares of Series A-5.

The Stock Issuance Agreement provides that Nordic is entitled to receive quarterly stock dividends, payable in shares of Series A-6, or shares of common stock if the Company’s preferred stock has been automatically converted in accordance with its amended certificate of incorporation, having an aggregate value of up to €36.8 million ($46.6 million), or the Series A-5 Accruing Dividend. This right to receive the Series A-5 Accruing Dividend is non-transferrable and will remain with Nordic in the event it sells the shares of Series A-5 or in the event the shares of Series A-5 are converted into common stock in accordance with the Company’s amended Certificate of Incorporation.

The Series A-5 Accruing Dividend is determined based upon the estimated period that will be required to complete the Clinical Study. On the last business day of each calendar quarter (each, an “Accrual Date”), beginning with the quarter ended June 30, 2011, the Company has a liability to issue shares of Series A-6 to Nordic that is referred to as the Applicable Quarterly Amount and is equal to (A) €36.8 million ($46.6 million) minus the aggregate value of any prior Series A-5 Accruing Dividend accrued divided by (B) the number of calendar quarters it will take to complete the Clinical Study. To calculate the aggregate number of shares of Series A-6 due to Nordic in each calendar quarter, the Company converts the portion of €36.8 million ($46.6 million) to accrue in such calendar quarter into U.S. dollars using the simple average of the exchange rate for buying U.S. dollars with euros for all Mondays in such calendar quarter. The Company then calculates the aggregate number of shares of Series A-6 to accrue in such calendar quarter by dividing the U.S. dollar equivalent of the Applicable Quarterly Amount, by the greater of (i) the fair market value as of the applicable Accrual Date and (ii) $8.142 and rounding down the resulting quotient to the nearest whole number. Such shares due to Nordic will be issued when declared or paid by the Company’s board of directors, who are required to do so upon Nordic’s request, or upon an event of sale. During the three months ended March 31, 2012, additional information became available that required the Company to update the estimated period it will take to complete the Clinical Study, which is part of the calculation of the Applicable Quarterly Amount, as described above.  The estimated period that it will take to complete the Clinical Study was updated from a total of 11 calendar quarters as of December 31, 2011 to a total of 13 calendar quarters as of March 31, 2012.  Such change in the number of calendar quarters it will take to complete the Clinical Study resulted in a lower number of shares due to Nordic at the end of the quarter ended March 31, 2012 and June 30, 2012 and will result in a lower number of shares due to Nordic at the end of future quarters through the end of the Clinical Study and does not impact the Statement of Operations. As of June 30, 2012, 244,834 shares of Series A-6 are due to Nordic, or after the automatic conversion into common stock of the Company’s convertible preferred stock, 2,448,340 shares of common stock.

Prior to the issuance of shares of Series A-6 to Nordic, the liability to issue shares of Series A-6 will be accounted for as a liability in the Company’s Balance Sheet. As of June 30, 2012, the fair value of the liability was $17.5 million based upon the fair value of the Series A-6 as determined using PWERM (Note 6). Changes in the fair value from the date of accrual to the date of issuance of the shares are recorded as a gain or loss in other income (expense) in the Statement of Operations.

The Company recognizes research and development expense for the amounts due to Nordic under the Work Statement ratably over the estimated per patient treatment period beginning upon enrollment in the Clinical Study, or a twenty-month period. The Company recorded $6.9 million and $11.8 million of research and development expense in the three- and six-month periods ended June 30, 2012 for per patient costs incurred for patients that had enrolled in the Clinical Study as of June 30, 2012. As of June 30, 2012, in addition to the $17.5 million liability that is reflected in other liabilities on the Balance Sheet that will be settled in shares of Series A-6 Preferred Stock or common stock, as noted above, the Company has an asset resulting from payments to Nordic of approximately $4.6 million that is included in prepaid expenses on the Balance Sheet.

The Company is also responsible for certain pass through costs in connection with the Clinical Study.  Pass through costs are expensed as incurred or upon delivery. The Company recognized research and development expense of $3.6 million and $4.9 million for pass through costs in the three- and six-month periods ended June 30, 2012.

16. Research agreements

The Company entered into a letter of intent with Nordic (the "Letter of Intent") on September 3, 2010, pursuant to which it funded preparatory work by Nordic in respect of a Phase 3 clinical study of BA058 Injection. The Letter of Intent was extended on December 15, 2010 and on January 31, 2011. On March 29, 2011, the Company and Nordic entered into a Clinical Trial Services Agreement, a Work Statement NB-1 (the "Work Statement") under such Clinical Trial Services Agreement and a related Stock Issuance Agreement. Pursuant to the Work Statement, Nordic is managing the Phase 3 clinical study (the "Clinical Study") of BA058 Injection and Nordic will be compensated for such services in a combination of cash and shares of Series A-6.

Pursuant to the Work Statement, the Company is required to make certain per patient payments denominated in both euros and U.S. dollars for each patient enrolled in the Clinical Study followed by monthly payments for the duration of the study and final payments in two equal euro-denominated installments and two equal U.S. Dollar-denominated installments. Changes to the Clinical Study schedule may alter the timing, but not the aggregate amounts, of the payments. The Work Statement as amended on December 9, 2011, provides for approximately €35,819 ($46,468) of euro-denominated payments and approximately $5,289 of U.S. Dollar-denominated payments over the course of the Clinical Study.

Pursuant to the Stock Issuance Agreement, Nordic agreed to purchase the equivalent of €372 of Series A-5 Preferred Stock at $8.142 per share. 64,430 shares of Series A-5 were issued to Nordic on May 17, 2011, which generated proceeds of $525 to the Former Operating Company. These shares were exchanged in the Merger for an aggregate of 6,443 shares of Series A-5 through a reverse stock split.

The Stock Issuance Agreement provides that Nordic is entitled to receive quarterly stock dividends, payable in shares of Series A-6, or shares of common stock if the Company's preferred stock has been automatically converted in accordance with its amended certificate of incorporation, having an aggregate value of up to €36,815 ($47,760), or the Series A-5 Accruing Dividend. This right to receive the Series A-5 Accruing Dividend is non-transferrable and will remain with Nordic in the event it sells the shares of Series A-5 or in the event the shares of Series A-5 are converted into common stock in accordance with the Company's amended certificate of incorporation.

The Series A-5 Accruing Dividend is determined based upon the estimated period that will be required to complete the Clinical Study. On the last Business Day of each calendar quarter (each, an "Accrual Date"), beginning with the quarter ended June 30, 2011, the Company has a liability to issue shares of Series A-6 to Nordic that is referred to as the Applicable Quarterly Amount and is equal to (A) €36,815 minus the aggregate value of any prior Series A-5 Accruing Dividend accrued divided by (B) the number of calendar quarters it will take to complete the Clinical Study. To calculate the aggregate number of shares of Series A-6 due to Nordic in each calendar quarter, the Company converts the portion of €36,815 to accrue in such calendar quarter into U.S. dollars using the simple average of the exchange rate for buying U.S. dollars with euros for all Mondays in such calendar quarter. The Company then calculates the aggregate number of shares of Series A-6 to accrue in such calendar quarter by dividing the U.S. dollar equivalent of the Applicable Quarterly Amount, by the greater of (i) the fair market value as of the applicable Accrual Date, and (ii) $8.142, and rounding down the resulting quotient to the nearest whole number. Such shares due to Nordic will be issued when declared or paid by the Company's board of directors, who are required to do so upon Nordic's request, or upon an event of sale. As of December 31, 2011, 167,518 shares of Series A-6 are due to Nordic.

Prior to the issuance of shares of Series A-6 to Nordic, the liability to issue shares of Series A-6 will be accounted for as a liability in the Company's Balance Sheet. As of December 31, 2011, the fair value of the liability was $10,470 based upon the fair value of the Series A-6 as determined using PWERM (Note 7). Changes in the value from the date of accrual to the date of issuance of the shares are recorded as a gain or loss in other income (expense) in the Statement of Operations.

The Company recognizes research and development expense for the amounts due to Nordic under the Work Statement ratably over the estimated per patient treatment period beginning upon enrollment in the Clinical Study, or a twenty-month period. The Company recorded $10,955 of research and development expense in the year ended December 31, 2011 reflecting costs incurred for preparatory and other start-up costs to initiate the Clinical Study in April 2011. The Company recorded an additional $5,121 of research and development expense in the year ended December 31, 2011 for per patient costs incurred for patients that had enrolled in the Clinical Study as of December 31, 2011. As of December 31, 2011, in addition to the $10,470 liability that is reflected in other liabilities on the Balance Sheet that will be settled in shares of Series A-6, as noted above, the Company has an asset resulting from payments to Nordic of approximately $5,166 that is included in prepaid expenses on the Balance Sheet.

The Company is also responsible for certain pass through costs in connection with the Clinical Study. Pass through costs are expensed as incurred or upon delivery. The Company recognized research and development expense of $4,987 for pass through costs in the year ended December 31, 2011.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

17. Income taxes

As of December 31, 2011 the Company had federal and state net operating loss (NOL) carryforwards of approximately $129,268 and $111,417, respectively, which may be used to offset future taxable income. The Company also had federal and state tax credits of $2,822 and $235, respectively, to offset future tax liabilities. The NOL and tax credit carryforwards will expire at various dates through 2031, and are subject to review and possible adjustment by federal and state tax authorities. The Internal Revenue Code contains provision that may limit the NOL and tax credit carryforwards available to be used in any given year in the event of certain changes in the ownership interests of significant stockholders under Section 382 of the Internal Revenue Code.

A reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations follows:

	Year ended December 31,
	2011	2010

Income tax benefit using U.S. federal statutory rate	$(14,509)	$(4,974)
State income taxes, net of federal benefit	(1,854)	411
Stock-based compensation	49	34
Research and development tax credits	(385)	(320)
Change in the valuation allowance	17,041	4,838
Permanent items	91	3
Other	(433)	8

	$—	$—

The Company is subject to Massachusetts net worth taxes, not based on income, which is largely offset by allowable tax credits and recorded as a component of operating expenses.

The principal components of the Company's deferred tax assets are as follows:

	December 31,
	2011	2010

Deferred tax assets:
Net operating loss carryforwards	$49,838	$33,008
Capitalized research and development	1,431	1,789
Research and development credits	2,977	2,593
Depreciation and amortization	128	126
Other	331	148

Gross deferred tax assets	54,705	37,664
Valuation allowance	(54,705)	(37,664)

Net deferred tax asset	$—	$—

The Company has recorded a valuation allowance against its deferred tax assets in each of the years ended December 31, 2011 and 2010, because the Company's management believes that it is more likely than not that these assets will not be realized. The increase in the valuation allowance in 2011 primarily relates to the net loss incurred by the Company.

Effective January 1, 2009, the Company adopted new accounting guidance related to accounting for uncertainty in income taxes. The Company's reserves related to taxes are based on a determination of whether and how much of a tax benefit taken by the Company in its tax filings or positions is more likely than not to be realized following resolution of any potential contingencies present related to the tax benefit. As a result of the implementation of the new guidance, the Company recognized no material adjustment for unrecognized income tax benefits. As of the adoption date on January 1, 2009, and through December 31, 2011, the Company had no unrecognized tax benefits or related interest and penalties accrued. The Company has not, as yet, conducted a study of research and development (R&D) credit carryforwards. In addition, the Company has not, as yet, conducted an Internal Revenue Code Section 382 study, which could impact its ability to utilize NOL and tax credit carryforwards available to be used. These studies may result in adjustments to the Company's R&D credit carryforwards and NOL carryfowards; however, until a study is completed and any adjustment is known, no amounts are being presented as an uncertain tax position. A full valuation allowance has been provided against the Company's R&D credits and, if an adjustment is required, this adjustment would be offset by an adjustment to the valuation allowance. Thus, there would be no impact to the balance sheet or statement of operations if an adjustment were required. The Company would recognize both accrued interest and penalties related to unrecognized benefits in income tax expense. The Company has not recorded any interest or penalties on any unrecognized benefits since inception.

The statute of limitations for assessment by the Internal Revenue Service and Massachusetts tax authorities is closed for tax years prior to December 31, 2007, although carryforward attributes that were generated prior to tax year 2007 may still be adjusted upon examination by the IRS or state tax authorities if they either have been or will be used in a future period. The Company files income tax returns in the United States and Massachusetts. There are currently no federal or state audits in progress.

Qualifying therapeutic discovery project grants

In October 2010, the Company received notification from the Internal Revenue Service that it was awarded three separate grants in the aggregate amount of $733 pursuant to the qualifying therapeutic discovery grant program established by the Internal Revenue Service and the Secretary of Health and Human Services under the Patient Protection and Affordable Care Act of 2010. The grants were made with respect to certain of the Company's qualifying research and development programs. The Company received the full amount related to these grants in 2010, and this amount was recorded as other income in the statement of operations for the year ended December 31, 2010.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Use of Estimates

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Company's management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Cash Equivalents

Cash equivalents

The Company considers all highly liquid investment instruments with an original maturity when purchased of three months or less to be cash equivalents. Cash equivalents at December 31, 2011 and 2010 are primarily comprised of money market funds.

Marketable Securities

Marketable securities

All investment instruments with an original maturity date, when purchased, in excess of three months have been classified as current marketable securities. These marketable securities are classified as available-for-sale and such securities are carried at fair value. Unrealized gains and losses, if any, are included within other comprehensive income (loss) within stockholders' deficit. The amortized cost of debt securities in this category is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in interest income. Realized gains and losses on available-for-sale securities are included in interest income. The cost of securities sold is based on the specific identification method. The Company periodically reviews the portfolio of securities to determine whether an other-than-temporary impairment has occurred. No such losses have occurred to date. There were no realized gains or losses on the sale of securities for the years ended December 31, 2011 and 2010.

Fair Value Measurements

Fair value measurements

The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1), and the lowest priority to unobservable inputs (Level 3). The Company's financial assets are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy, and its applicability to the Company's financial assets, are described below:

Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date of identical, unrestricted assets.

Level 2—Quoted prices for similar assets, or inputs that are observable, either directly or indirectly, for substantially the full term through corroboration with observable market data. Level 2 includes investments valued at quoted prices adjusted for legal or contractual restrictions specific to the security.

Level 3—Pricing inputs are unobservable for the asset, that is, inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset. Level 3 includes private investments that are supported by little or no market activity.

The Company's financial assets are classified as Level 1, Level 2 and Level 3 assets as of December 31, 2011 and 2010 (Note 7). The carrying amounts of the Company's financial instruments, which include cash equivalents, marketable securities, accounts payable, warrant liabilities, assets and liabilities related to Nordic (Note 16) and accrued expenses, approximate their estimated fair values as of December 31, 2011 and 2010. Money market funds are valued using quoted market prices with no valuation adjustments applied. Accordingly, these securities are categorized as Level 1. Assets utilizing Level 2 inputs include government agency securities, including direct issuance bonds, and corporate bonds. These assets are valued using third party pricing resources which generally use interest rates and yield curves observable at commonly quoted intervals of similar assets as observable inputs for pricing. Fair value for Level 3 is based upon the fair values determined using the probability-weighted expected return method, or PWERM, as discussed in Note 7.

Concentrations of Credit Risk and Off-Balance-Sheet Risk

Concentrations of credit risk and off-balance-sheet risk

Financial instruments that potentially subject the Company to credit risk primarily consist of cash and cash equivalents and available-for-sale marketable securities. The Company maintains its cash and cash equivalents and marketable securities with financial institutions. The Company is currently investing its excess cash in money market funds and other securities, and the management of these investments is not discretionary on the part of the financial institution. The Company's credit exposure on its marketable securities is limited by its diversification among United States government and agency debt securities. The Company has no significant off-balance-sheet risks such as foreign exchange contracts, option contracts, or other hedging arrangements.

Property and Equipment

Property and equipment

Property and equipment is stated at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets:

Furniture	3 years
Equipment	5 years
Software	3 years
Leasehold improvements	Shorter of lease or useful life of the asset

See Note 8, Property and Equipment.

Revenue Recognition
Revenue recognition To date, all of the Company's revenue has been generated under an option agreement. The Company recognized revenue ratably over the option period.

Research and Development

Research and development

The Company accounts for research and development costs by expensing such costs to operations as incurred. Research and development costs primarily consist of clinical testing costs, including payments in cash and stock made to contracted research organizations, personnel costs, outsourced research activities, laboratory supplies, and license fees.

Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are deferred and capitalized. The capitalized amounts will be expensed as the related goods are delivered or the services are performed.

Licensing Agreements
Licensing agreements Costs associated with licenses of technology are expensed as incurred, and are included in research and development expenses.

Impairment of Long-Lived Assets

Impairment of long-lived assets

When impairment indicators exist, the Company's management evaluates long-lived assets for potential impairment. Potential impairment is assessed when there is evidence that events or changes in circumstances have occurred that indicate that the carrying amount of a long-lived asset may not be recovered. Recoverability of these assets is assessed based on undiscounted expected future cash flows from the assets, considering a number of factors, including past operating results, budgets and economic projections, market trends, and product development cycles. An impairment in the carrying value of each asset is assessed when the undiscounted expected future cash flows derived from the asset are less than its carrying value.

Impairments, if any, are recognized in earnings. An impairment loss would be recognized in an amount equal to the excess of the carrying amount over the undiscounted expected future cash flows. No impairment charges have been recognized since inception.

Segment Information

Segment information

Operating segments are defined as components of an enterprise engaging of business activities for which discrete financial information is available and regularly reviewed by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one operating segment and the Company operates in one geographic segment.

Income Taxes

Income taxes

The Company accounts for income taxes under the liability method. Deferred tax assets and liabilities are determined based on differences between financial reporting and income tax basis of assets and liabilities, as well as net operating loss carryforwards, and are measured using the enacted tax laws that will be in effect when the differences reverse. Deferred tax assets are reduced by a valuation allowance to reflect the uncertainty associated with their ultimate realization. The effect on deferred taxes of a change in tax rate is recognized in income or loss in the period that includes the enactment date.

In July 2006, the FASB issued ASC No. 740-10, Accounting for Uncertainty in Income Taxes. ASC No. 740-10 establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns. ASC No. 740-10 requires the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense. The Company's adoption of ASC No. 740-10 in 2009 did not have a material effect on the Company's financial statements.

The Company uses judgment to determine the recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Any material interest and penalties related to unrecognized tax benefits are recognized in income tax expense.

Due to uncertainty surrounding the realization of the favorable tax attributes in future tax returns, the Company has recorded a full valuation allowance against otherwise realizable net deferred tax assets as of December 31, 2011 and 2010.

Redeemable Convertible Preferred Stock

Redeemable convertible preferred stock

Prior to the Series A-1 Financing on May 17, 2011, the carrying value of the Company's Series B and Series C redeemable convertible preferred stock was adjusted by periodic accretions such that the carrying value will equal the redemption amount at the redemption date. The carrying value was also adjusted to reflect dividends that accrue quarterly on the Series B and C redeemable convertible preferred stock (Note 12). In connection with the recapitalization discussed in Note 4, the Company's Preferred Stock is no longer redeemable, other than upon a deemed liquidation event, as defined.

Preferred Stock Accounting

Preferred stock accounting

The Company accounts for an amendment that adds, deletes or significantly changes a substantive contractual term (e.g., one that is at least reasonably possible of being exercised), or fundamentally changes the nature of the preferred shares as an extinguishment (Note 4).

Financial Instruments Indexed to and Potentially Settled in the Company's common stock

Financial instruments indexed to and potentially settled in the company's common stock

The Company evaluates all financial instruments issued in connection with its equity offerings when determining the proper accounting treatment for such instruments in the Company's financial statements. The Company considers a number of generally accepted accounting principles to determine such treatment and evaluates the features of the instrument to determine the appropriate accounting treatment. The Company utilizes the Black-Scholes method or other appropriate methods to determine the fair value of its derivative financial instruments. Key valuation factors in determining the fair value include, but are not limited to, the current stock price as of the date of measurement, the exercise price, the remaining contractual life, expected volatility for the instrument and the risk-free interest rate. For financial instruments that are determined to be classified as liabilities on the balance sheet, changes in fair value are recorded as a gain or loss in the Company's Statement of Operations with the corresponding amount recorded as an adjustment to the liability on its Balance Sheet.

Stock-Based Compensation

Stock-based compensation

The Company recognizes the compensation cost of employee stock-based awards using the straight-line method over the requisite service period of the award. The Company accounts for transactions in which services are received from non-employees in exchange for equity instruments based on the estimated fair value of such services received or of the equity instruments issued, whichever is more reliably measured. The fair value of unvested non-employee awards are remeasured at each reporting period and expensed over the vesting term of the underlying stock options.

During the years ended December 31, 2011, 2010 and 2009, the Company recorded approximately $170, $100 and $100 of employee stock-based compensation expense, respectively. The Company estimates the fair value of each option award using the Black-Scholes-Merton option-pricing model. Weighted-average information and assumptions used in the option-pricing model for employee stock-based compensation are as follows.

	Year ended December 31,
	2011	2010	2009

Expected term (years)	6.25	6.25	6.25
Volatility	60%	58%	57 – 59%
Expected dividend yield	0%	0%	0%
Risk-free interest rates	1.35%	1.92%	2.6 – 2.7%

In calculating the estimated fair value of the Company's stock options, the Black-Scholes-Merton option-pricing model requires the consideration of the following six variables for purposes of estimating fair value:

–>
The stock option exercise price;

–>
The expected term of the option;

–>
The grant date price of the Company's common stock, which is issuable upon exercise of the option;

–>
The expected volatility of the Company's common stock;

–>
The expected dividends on the Company's common stock; and

–>
The risk-free interest rate for the expected option term.

The expected term of the stock options granted represents the period of time that options granted are expected to be outstanding. For options granted prior to January 1, 2008, the expected term was calculated using the "simplified" method as prescribed by the SEC's Staff Accounting Bulletin No. 107, Share-Based Payment. For options granted after January 1, 2008, the Company calculated the expected term using similar assumptions. The expected volatility is a measure of the amount by which the Company stock price is expected to fluctuate during the term of the options granted. The Company determines the expected volatility based on a review of the historical volatility of similar publicly held companies in the biotechnology field over a period commensurate with the option's expected term. The Company has never declared or paid any cash dividends on its common stock and does not expect to do so in the foreseeable future. Accordingly, it uses an expected dividend yield of zero. The risk-free interest rate is the implied yield available on U.S. Treasury issues with a remaining life consistent with the option's expected term on the date of grant. The Company applies an estimated forfeiture rate to current period expense to recognize compensation expense only for those awards expected to vest. The Company estimates forfeitures based upon historical data, adjusted for known trends, and will adjust the estimate of forfeitures if actual forfeitures differ or are expected to differ from such estimates. Subsequent changes in estimated forfeitures are recognized through a cumulative adjustment in the period of change and also will impact the amount of stock-based compensation expense in future periods. The forfeiture rate was estimated to be 3.7%, 2.8% and 2.4% for the years ended December 31, 2011, 2010 and 2009, respectively.

Net Income (Loss) Per Common Share

Net income (loss) per common share

Net income (loss) per common share is calculated using the two-class method, which is an earnings allocation formula that determines net income (loss) per share for the holders of the Company's common shares and participating securities. All series of Preferred Stock, excluding the Former Operating Company's Series A Convertible Preferred Stock, contain participation rights in any dividend paid by the Company and are deemed to be participating securities. Net income available to common shareholders and participating convertible preferred shares is allocated to each share on an as-converted basis as if all of the earnings for the period had been distributed. The participating securities do not include a contractual obligation to share in losses of the Company and are not included in the calculation of net loss per share in the periods that have a net loss.

Diluted net income per share is computed using the more dilutive of (a) the two-class method, or (b) the if-converted method. The Company allocates net income first to preferred stockholders based on dividend rights and then to common and preferred stockholders based on ownership interests. The weighted-average number of common shares outstanding gives effect to all potentially dilutive common equivalent shares, including outstanding stock options, warrants, and potential issuance of stock upon the issuance of Series A-6 Convertible Preferred Stock ("Series A-6") as settlement of the liability to Nordic Bioscience ("Nordic"). Common equivalent shares are excluded from the computation of diluted net income (loss) per share if their effect is anti-dilutive.

Comprehensive Income (Loss)

Comprehensive income (loss)

The Company discloses all components of comprehensive income (loss) on an annual basis. Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions, and other events and circumstances from non-owner sources, and consists of net loss and changes in unrealized gains (losses) on its available-for-sale marketable securities. Comprehensive loss was calculated as follows:

	Year ended December 31,
	2011	2010	2009

Net loss	$(42,476)	$(14,630)	$(15,089)
Unrealized (loss) gain on marketable securities	8	(18)	(232)

Comprehensive loss	$(42,468)	$(14,648)	$(15,321)

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Schedule of property and equipment stated at cost and depreciated using the straight-line method over the estimated useful lives

Furniture	3 years
Equipment	5 years
Software	3 years
Leasehold improvements	Shorter of lease or useful life of the asset

Schedule of weighted-average information and assumptions used in the option-pricing model for employee stock-based compensation

	Year ended December 31,
	2011	2010	2009

Expected term (years)	6.25	6.25	6.25
Volatility	60%	58%	57 – 59%
Expected dividend yield	0%	0%	0%
Risk-free interest rates	1.35%	1.92%	2.6 – 2.7%

Schedule of comprehensive loss

	Year ended December 31,
	2011	2010	2009

Net loss	$(42,476)	$(14,630)	$(15,089)
Unrealized (loss) gain on marketable securities	8	(18)	(232)

Comprehensive loss	$(42,468)	$(14,648)	$(15,321)

Recapitalization (Tables)	12 Months Ended
Dec. 31, 2011
Recapitalization
Schedule of outstanding preferred stock

Number of shares

Series A-1	939,612
Series A-2	983,208
Series A-3	142,227
Series A-4	3,998
Series A-5	6,443

Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Net Loss Per Share
Schedule of basic and diluted net loss per share

	Three months ended June 30,		Six months ended June 30,
(In thousands, except share and per share numbers)	2012	2011	2012	2011
Numerator:
Net loss	$(17,961)	$(17,588)	$(30,833)	$(22,597)
Extinguishment of preferred stock	—	60,937	—	60,937
Accretion of preferred stock	(3,456)	(2,719)	(6,810)	(5,595)
Earnings attributable to participating preferred stockholders	—	(39,229)	—	(31,732)
Earnings (loss) attributable to common stockholders - basic	(21,417)	1,401	(37,643)	1,013
Effect of dilutive convertible preferred stock	—	—	—	—
Earnings (loss) attributable to common stockholders - diluted	$(21,417)	$1,401	$(37,643)	$1,013

Denominator:
Weighted-average number of common shares used in earnings (loss) per share - basic	854,517	484,237	815,053	403,967
Effect of dilutive options to purchase common stock	—	409,113	—	261,193
Effect of dilutive convertible preferred stock	—	2,281,998	—	3,125,753
Weighted-average number of common shares used in earnings (loss) per share - diluted	854,517	3,175,348	815,053	3,790,913

Earnings (loss) per share - basic	$(25.06)	$2.89	$(46.18)	$2.51
Effect of dilutive options to purchase common stock	—	(1.32)	—	(0.99)
Effect of dilutive convertible preferred stock	—	(1.13)	—	(1.25)
Earnings (loss) per share - diluted	$(25.06)	$0.44	$(46.18)	$0.27

	Year ended December 31,
	2011	2010	2009

	(In thousands, except share and per share amounts)
Numerator:
Net loss	$(42,476)	$(14,630)	$(15,089)
Extinguishment of preferred stock	60,937	—	—
Accretion of preferred stock	(10,933)	(12,143)	(11,405)
Earnings attributable to participating preferred stockholders	(7,275)	—	—

Earnings (loss) attributable to common stockholders—basic	253	(26,773)	(26,494)
Effect of dilutive convertible preferred stock	—	—	—

Earnings (loss) attributable to common stockholders—diluted	$253	$(26,773)	$(26,494)

Denominator:
Weighted-average number of common shares used in earnings (loss) per share—basic	499,944	320,942	320,424
Effect of dilutive options to purchase common stock	464,933	—	—
Effect of dilutive convertible preferred stock	2,489,399	—	—

Weighted-average number of common shares used in earnings (loss) per share—diluted	3,454,276	320,942	320,424

Earnings (loss) per share—basic	$0.51	$(83.42)	$(82.68)
Effect of dilutive options to purchase common stock	(0.24)	—	—
Effect of dilutive convertible preferred stock	(0.20)	—	—

Earnings (loss) per share—diluted	$0.07	$(83.42)	$(82.68)

Schedule of potentially dilutive securities excluded from the computation of diluted weighted-average shares outstanding

	Three months ended		Six months ended
	June 30,		June 30,
	2012	2011	2012	2011
Convertible preferred stock	5,005,450	13,557,238	4,574,107	9,267,677
Options to purchase common stock	3,911,483	—	3,864,265	418,215
Warrants	15,000	4,154	15,000	4,154

	Year ended December 31,
	2011	2010	2009

Convertible preferred stock	5,419,946	11,808,290	11,808,290
Options to purchase common stock	894,160	1,461,865	1,216,718
Warrants	8,860	1,333	1,333

Marketable Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Marketable Securities
Schedule of available-for-sale marketable securities and cash and cash equivalents

	June 30, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(In thousands)	Cost	Gains	Losses	Value
Marketable securities:
Corporate debt securities	2,513	—	(1)	2,512
Corporate commercial paper	21,234	11	—	21,245
U.S Government Securities	3,285	—	—	3,285

Total	$27,032	$11	$(1)	$27,042

	December 31, 2011
		Gross	Gross
	Carrying	Unrealized	Unrealized
(In thousands)	Value	Gains	Losses	Fair Value
Marketable securities:
Domestic corporate debt securities	10,260	—	(6)	10,254
Domestic corporate commercial paper	18,987	11	—	18,998
U.S. government securities	2,328	—	—	2,328
Total	$31,575	$11	$(6)	$31,580

	December 31, 2011
	Carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

Cash and cash equivalents:
Cash	$5,003	$—	$—	$5,003
Money market	20,125	—	—	20,125
Domestic corporate commercial paper	—	—	—	—
Domestic corporate debt securities	—	—	—	—

Total	$25,128	$—	$—	$25,128

Marketable securities:
Domestic corporate debt securities	10,260	—	(6)	10,254
Domestic orporate commercial paper	18,987	11	—	18,998
U.S. government securities	2,328	—	—	2,328

Total	$31,575	$11	$(6)	$31,580

	December 31, 2010
	Carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

Cash and cash equivalents:
Cash	$232	$—	$—	$232
Money market	6,452	—	—	6,452
Domestic corporate commercial paper	2,892	—	—	2,892
Domestic corporate debt securities	1,006	—	—	1,006

Total	$10,582	$—	$—	$10,582

Marketable securities:
Domestic corporate debt securities	5,023	—	(3)	5,020
Domestic orporate commercial paper	2,949	—	—	2,949

Total	$7,972	$—	$(3)	$7,969

Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Measurements
Schedule of financial assets and financial liabilities measured at fair value on a recurring basis

	June 30, 2012
(In thousands)	Level 1		Level 2	Level 3	Total

Assets
Marketable Securities
Domestic corporate debt securities	$		$2,512	$	$2,512
Domestic corporate commercial paper			21,245		21,245
U.S Government Securities			3,285		3,285
Stock dividend asset				3,706	3,706
		$—	$27,042	$3,706	$30,748

	June 30, 2012
(In thousands)	Level 1	Level 2	Level 3	Total

Liabilities
Warrant liability	$—	$—	$862	$862
Other liability			17,456	17,456

	$—	$—	$18,318	$18,318

	December 31, 2011
	Level 1	Level 2	Level 3	Total

Assets
Cash and cash equivalents	$5,003	$—	$—	$5,003
Money market	20,125	—	—	20,125
Marketable securities:
Domestic corporate debt securities	—	10,254	—	10,254
Domestic orporate commercial paper	—	18,998	—	18,998
U.S. government securities	—	2,328	—	2,328
Stock dividend asset	—	—	3,379	3,379

	$25,128	$31,580	$3,379	$60,087

	December 31, 2011
	Level 1	Level 2	Level 3	Total

Liabilities
Warrant liability	$—	$—	$450	$450
Other liability	—	—	10,470	10,470

	$—	$—	$10,920	$10,920

	December 31, 2010
	Level 1	Level 2	Level 3	Total

Assets
Cash and cash equivalents	$10,582	$—	$—	$10,582
Marketable securities:
Domestic corporate debt securities	—	5,020	—	5,020
Domestic corporate commercial paper	—	2,949	—	2,949

	$10,582	$7,969	$—	$18,551

Rollforward of fair value of assets determined by Level 3 inputs

(In thousands)
Balance at January 1, 2012	$3,379
Reductions	(173)
Change in fair value	500
Balance at June 30, 2012	$3,706

Balance at January 1, 2011	$—
Additions	3,482
Change in fair value	(103)

Balance at September 30, 2011	$3,379

Fair value of liabilities determined by Level 3 inputs

(In thousands)
Balance at January 1, 2012	$10,920
Additions	5,714
Change in fair value	1,684
Balance at June 30, 2012	$18,318

Balance at January 1, 2011	$—
Additions	10,759
Change in fair value	161

Balance at September 30, 2011	$10,920

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property and Equipment
Schedule of property and equipment

		December 31,
	Estimated useful life (in years)
		2011	2010

Furniture and fixtures	5	$66	$36
Computer equipment and software	3	254	238
Leasehold improvements	Shorter of useful	497	367
	life or remaining lease term
Laboratory equipment	5	—	—

		817	641
Less accumulated depreciation and amortization		(650)	(610)

Net Property Plant and Equipment		$167	$31

Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accrued Expenses
Schedule of accrued expenses

	June 30,	December 31,
(In thousands)	2012	2011

Research costs	$805	$2,276
Payroll and employee benefits	515	586
Professional fees	304	472
Vacation	118	79
Accrued interest on notes payable	392	177

Total accrued expenses	$2,134	$3,590

	December 31,
	2011	2010

Research costs	$2,276	$1,913
Payroll and employee benefits	586	473
Professional fees	472	243
Vacation	79	79
Restructuring	—	63
Interest	177	—

Total accrued expenses	$3,590	$2,771

Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Commitments
Schedule of restructuring activity and liability balances

Balance at December 31, 2010	$63
Payments	(63)

Balance at December 31, 2011	$—

Loan and Security Agreement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Loan and Security Agreement
Schedule of future principal payments under Loan and Security Agreement

Principal
(In thousands)	Payments
2012	$2,375
2013	8,188
2014	13,156
Total	$23,719
Current portion of note payable	6,313
Discount on current portion of note payable	(477)
Current portion of note payable, net of discount	$5,836

Discount on noncurrent portion of note payable	(323)
Note payable, net of current portion and discount	$17,083

Principal payments

2012	$3,188
2013	4,125
2014	5,031

Total	$12,344

Current portion of net payable	3,188
Discount on current portion of note payable	(308)

Current portion of net payable, net of discount	$2,880

Discount on noncurrent portion of note payable	(270)

Note payable, net of current portion and discount	$8,886

Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Deficit
Schedule of number of shares of common stock reserved

	December 31,
	2011	2010

	(In thousands)
Conversion of Series A Preferred Stock	—	63
Conversion of Series B Preferred Stock	—	1,600
Conversion of Series C Preferred Stock	—	10,147
Conversion of Series A-1 Preferred Stock	10,000	—
Conversion of Series A-2 Preferred Stock	9,832	—
Conversion of Series A-3 Preferred Stock	1,422	—
Conversion of Series A-4 Preferred Stock	40	—
Conversion of Series A-5 Preferred Stock	70	—
Conversion of Series A-6 Preferred Stock	8,000	—
Stock options and Warrants	19,128	1,765

Total	48,492	13,575

Schedule of components of Accumulated Other Comprehensive Income

	Available-for- sale securities adjustment	Accumulated other comprehensive loss

Balance as of December 31, 2009	$15	$15
Unrealized (loss) gain from available-for-sale securities	(18)	(18)
Balance as of December 31, 2010	$(3)	$(3)
Unrealized (loss) gain from available-for-sale securities	8	8

Balance as of December 31, 2011	$5	$5

Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-based Compensation
Summary of stock option activity

(In thousands, except for per share amounts)	Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Life (In Years)	Aggregate Intrinsic Value

Options outstanding at December 31, 2011	3,950	$2.94
Granted	198	4.21
Exercised	(210)	1.23
Cancelled	(1)	1.20

Options outstanding at June 30, 2012	3,937	$3.10	8.57	$4,617

Options exercisable at June 30, 2012	1,030	$1.53	6.21	$2,826

Options vested or expected to vest at June 30, 2012	3,827	$3.10	8.57	$4,257

	Shares	Weighted- average exercise price (in dollars per share)	Weighted- average contractual life (in years)	Aggregate intrinsic value

	(In thousands, except per share amounts)
Options outstanding at December 31, 2010	1,462	$1.20
Granted	2,831	3.69
Exercised	(220)	0.93
Cancelled	(123)	2.71

Options outstanding at December 31, 2011	3,950	$2.94	8.55	$3,744

Options exercisable at December 31, 2011	1,077	$1.31	5.09	$2,784

Options vested or expected to vest at December 31, 2011	3,843	$2.94	8.55	$3,708

Summary of stock-based compensation expense by financial statement line

	Years ended
	December 31, 2011	December 31, 2010	December 31, 2009

Research and development	$118	$37	$143
General and administrative	186	97	(19)

Share-based compensation expense included in operating expenses	$304	$134	$125

Schedule of weighted-average assumptions used in estimation of grant date fair values

	Year ended December 31,
	2011	2010	2009

Expected term (years)	6.25	6.25	6.25
Volatility	60%	58%	57 – 59%
Expected dividend yield	0%	0%	0%
Risk-free interest rates	1.35%	1.92%	2.6 – 2.7%

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations

	Year ended December 31,
	2011	2010

Income tax benefit using U.S. federal statutory rate	$(14,509)	$(4,974)
State income taxes, net of federal benefit	(1,854)	411
Stock-based compensation	49	34
Research and development tax credits	(385)	(320)
Change in the valuation allowance	17,041	4,838
Permanent items	91	3
Other	(433)	8

	$—	$—

Schedule of principal components of the Company's deferred tax assets

	December 31,
	2011	2010

Deferred tax assets:
Net operating loss carryforwards	$49,838	$33,008
Capitalized research and development	1,431	1,789
Research and development credits	2,977	2,593
Depreciation and amortization	128	126
Other	331	148

Gross deferred tax assets	54,705	37,664
Valuation allowance	(54,705)	(37,664)

Net deferred tax asset	$—	$—

Nature of Business (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011 item	Jun. 30, 2012 item	Dec. 31, 2010	Dec. 31, 2011 Former operating company Series A-1 Convertible Preferred Stock	Nov. 30, 2011 Former operating company Series A-1 Convertible Preferred Stock	May 31, 2011 Former operating company Series A-1 Convertible Preferred Stock	Dec. 31, 2011 Former operating company Series A-1 Convertible Preferred Stock item
Nature of Business
Number of product candidates in Phase 2 clinical development		2	2
Accumulated deficit		$ 122,359	$ 156,127	$ 128,252
Nature of Business
Proceeds from issuance of preferred stock	$ 20,452	$ 62,116			$ 21,428	$ 21,428	$ 21,428	$ 64,284
Number of tranches in which preferred stock is issued								3

Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2011 item
Segment Information
Number of operating segment	1
Number of geographic segment	1
Furniture
Property and Equipment
Estimated Useful Life	3 years
Equipment
Property and Equipment
Estimated Useful Life	5 years
Software
Property and Equipment
Estimated Useful Life	3 years

Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
Stock-based Compensation
Stock-based compensation expense					$ 304	$ 134	$ 125
Weighted-average information and assumptions used in the option-pricing model for employee stock based compensation
Expected term					6 years 3 months	6 years 3 months	6 years 3 months
Volatility (as a percent)					60.00%	58.00%
Volatility, low end of range (as a percent)							57.00%
Volatility, high end of range (as a percent)							59.00%
Expected dividend yield (as a percent)					0.00%	0.00%	0.00%
Risk-free interest rates (as a percent)					1.35%	1.92%
Risk-free interest rates, low end of range (as a percent)							2.60%
Risk-free interest rates, high end of range (as a percent)							2.70%
Number of variables used in the computation of fair value of stock options					6
Forfeiture rate (as a percent)					3.70%	2.80%	2.40%
Comprehensive Income (Loss)
Net loss	(17,961)	(17,588)	(30,833)	(22,597)	(42,476)	(14,630)	(15,089)
Unrealized (loss) gain on marketable securities			5		8	(18)	(232)
Total comprehensive loss			(30,828)	(22,594)	(42,468)	(14,648)	(15,321)
Employee
Stock-based Compensation
Stock-based compensation expense					$ 170	$ 100	$ 100

Merger (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended						1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2010	Jun. 30, 2012 Series A-1 Convertible Preferred Stock	Dec. 31, 2011 Series A-1 Convertible Preferred Stock	Dec. 31, 2010 Series A-1 Convertible Preferred Stock	May 31, 2011 Former operating company	May 17, 2011 Former operating company	May 31, 2011 Former operating company Common Stock	May 17, 2011 Former operating company Common Stock	May 31, 2011 Former operating company Preferred Stock	May 17, 2011 Former operating company Preferred Stock	Apr. 30, 2011 Former operating company Series A-1 Convertible Preferred Stock item	Apr. 25, 2011 Former operating company Series A-1 Convertible Preferred Stock	Apr. 30, 2011 Former operating company Series A-1 Convertible Preferred Stock Maximum
Merger
Reverse stock-split ratio								0.0667
Common stock par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001					$ 0.01		$ 0.0001		$ 0.0001
Preferred stock par value (in dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.01						$ 0.0001
Conversion ratio of stock										1
Conversion ratio of stock												0.1
Stock repurchased (in shares)								5,000,000
Stock repurchased (in dollars)								$ 50
Percentage of ownership upon completion of the Merger and the Redemption								100.00%
Preferred stock obliged to be issued (in shares)																789,553
Purchase price per share of convertible preferred stock (in dollars per share)															$ 81.42
Number of tranches in which preferred stock is issued														3
Proceeds from issuance of preferred stock	$ 20,452	$ 62,116												$ 64,284

Recapitalization (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended							12 Months Ended								12 Months Ended			12 Months Ended				1 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2011 Series A-1 financing Former operating company	Dec. 31, 2011 Series A-1 financing Former operating company Stage I and II	Dec. 31, 2011 Series A-1	May 17, 2011 Series A-1	May 31, 2011 Series A-1 Series A-1 financing Stage I	May 17, 2011 Series A-1 Series A-1 financing Stage I	Nov. 30, 2011 Series A-1 Series A-1 financing Stage II	Nov. 18, 2011 Series A-1 Series A-1 financing Stage II	Dec. 31, 2011 Series A-1 Series A-1 financing Stage III	Dec. 14, 2011 Series A-1 Series A-1 financing Stage III	May 31, 2011 Series A-1 Series A-1 financing Former operating company	Dec. 31, 2011 Series A-1 Series A-1 financing Former operating company	Dec. 31, 2011 Series A-1 Series A-1 financing Former operating company Stage I and II	Dec. 31, 2011 Series A-2	Dec. 31, 2011 Series A-3	Dec. 31, 2011 Series A-4	Dec. 31, 2011 Series A-5	Dec. 31, 2011 Additional paid-in-capital		Dec. 31, 2011 Accumulated Deficit		Dec. 31, 2011 Series A Convertible Preferred Stock		Dec. 31, 2010 Series A Convertible Preferred Stock	Dec. 31, 2009 Series A Convertible Preferred Stock	Dec. 31, 2011 Series B Convertible Preferred Stock	Dec. 31, 2010 Series B Convertible Preferred Stock	Dec. 31, 2009 Series B Convertible Preferred Stock	Dec. 31, 2011 Series C Convertible Preferred Stock	Dec. 31, 2010 Series C Convertible Preferred Stock	Dec. 31, 2009 Series C Convertible Preferred Stock	May 17, 2011 Forced Conversion	May 31, 2011 Forced Conversion Common Stock	May 31, 2011 Forced Conversion Series A Convertible Preferred Stock	May 31, 2011 Forced Conversion Series B Convertible Preferred Stock	May 31, 2011 Forced Conversion Series C Convertible Preferred Stock	May 31, 2011 Recapitalization Series A Convertible Preferred Stock	May 31, 2011 Recapitalization Series A Convertible Preferred Stock Series A-4	May 31, 2011 Recapitalization Series B Convertible Preferred Stock	May 31, 2011 Recapitalization Series B Convertible Preferred Stock Series A-3	May 31, 2011 Recapitalization Series C Convertible Preferred Stock	May 31, 2011 Recapitalization Series C Convertible Preferred Stock Series A-2
Recapitalization
Preferred Stock conversion ratio			0.1					0.1																				1	1		1	1		1	1	0.2
Number of shares converted																																						21,661	177,697	314,496	40,003		1,422,300		9,832,133
Number of shares issued upon conversion																																					102,767					40,003		1,422,300		9,832,133
Additional shares issued in exchange for additional investment															1,327,506
Net proceeds from issuance of preferred stock (in dollars)		$ 20,452,000	$ 62,116,000						$ 20,347,000		$ 20,977,000		$ 20,973,000
Number of shares issued										2,631,845		263,178		263,180												0		61,664		0	1,599,997		0	10,146,629
Preferred stock outstanding (in shares)							939,612											983,208	142,227	3,998	6,443					0		61,664		0	1,599,997		0	10,146,629
Difference between the fair value of the new shares of Preferred Stock issued in the exchange and the carrying value of the Old Preferred Stock shares	60,937,000	60,937,000	60,937,000
Recapitalization amount allocated			60,981,000 [1]																			8,269,000	[1]	52,712,000	[1]	(60,000)	[1]			(39,183,000) [1]			(108,425,000) [1]
Number of shares that can be purchased for warrants issued																818	1,636
Exercise price of warrants (in dollars per unit)					$ 81.42	$ 81.42
Fair value of warrants issued (in dollars)			$ 450,000	$ 862,000	$ 35,000	$ 68,000
Expiration term of warrants						5 years

[1]	The recapitalization includes the exchange of Series A, Series B and Series C shares for Series A-4, Series A-3, and Series A-2 shares, respectively, in addition to the 1:10 exchange of Series A-2, Series A-3, and Series A-4 preferred stock, which occurred in conjunction with the Merger, and is more fully described in Note 3.

Net Loss Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator:
Net loss	$ (17,961)	$ (17,588)	$ (30,833)	$ (22,597)	$ (42,476)	$ (14,630)	$ (15,089)
Extinguishment of preferred stock		60,937		60,937	60,937
Accretion of preferred stock	(3,456)	(2,719)	(6,810)	(5,595)	(10,933)	(12,143)	(11,405)
Earnings attributable to participating preferred stockholders		(39,229)		(31,732)	(7,275)
Earnings (loss) attributable to common stockholders-basic and diluted (Note 5)	(21,417)	1,401	(37,643)	1,013	253	(26,773)	(26,494)
Earnings (loss) attributable to common stockholders - diluted	$ (21,417)	$ 1,401	$ (37,643)	$ 1,013	$ 253	$ (26,773)	$ (26,494)
Denominator:
Weighted-average number of common shares used in earnings (loss) per share - basic	854,517	484,237	815,053	403,967	499,944	320,942	320,424
Effect of dilutive options to purchase common stock (in shares)		409,113		261,193	464,933
Effect of dilutive convertible preferred stock (in shares)		2,281,998		3,125,753	2,489,399
Weighted-average number of common shares used in earnings (loss) per share - diluted	854,517	3,175,348	815,053	3,790,913	3,454,276	320,942	320,424
Basic and diluted net income (loss) per share
Earnings (loss) per share - basic (in dollars per share)	$ (25.06)	$ 2.89	$ (46.18)	$ 2.51	$ 0.51	$ (83.42)	$ (82.68)
Effect of dilutive options to purchase common stock (in dollars per share)		$ (1.32)		$ (0.99)	$ (0.24)
Effect of dilutive convertible preferred stock (in dollars per share)		$ (1.13)		$ (1.25)	$ (0.2)
Earnings (loss) per share - diluted (in dollars per share)	$ (25.06)	$ 0.44	$ (46.18)	$ 0.27	$ 0.07	$ (83.42)	$ (82.68)

Net Loss Per Share (Details 2)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Convertible Preferred Stock
Net Loss Per Share
Potentially dilutive securities, prior to the use of the treasury stock method, excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive	5,005,450	13,557,238	4,574,107	9,267,677	5,419,946	11,808,290	11,808,290
Options to purchase common stock
Net Loss Per Share
Potentially dilutive securities, prior to the use of the treasury stock method, excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive	3,911,483		3,864,265	418,215	894,160	1,461,865	1,216,718
Warrants
Net Loss Per Share
Potentially dilutive securities, prior to the use of the treasury stock method, excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive	15,000	4,154	15,000	4,154	8,860	1,333	1,333

Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Available-for-sale marketable securities and cash and cash equivalents
Cash and cash equivalents, Carrying Value	$ 18,832	$ 25,128	$ 25,336	$ 10,582	$ 7,896	$ 8,574
Cash and cash equivalents, Fair Value		25,128		10,582
Marketable securities, Amortized Cost	27,032	31,575		7,972
Marketable securities, Gross Unrealized Gains	11	11
Marketable securities, Gross Unrealized Losses	(1)	(6)		(3)
Marketable securities, Fair Value	27,042	31,580		7,969
Domestic corporate debt securities
Available-for-sale marketable securities and cash and cash equivalents
Marketable securities, Amortized Cost		10,260		5,023
Marketable securities, Gross Unrealized Losses		(6)		(3)
Marketable securities, Fair Value		10,254		5,020
Debt securities held in an unrealized position for less than 12 months		7
Unrealized loss on debt securities in an unrealized loss position for less than 12 months		7
Fair value of debt securities in an unrealized loss position for less than 12 months		8,015
Domestic corporate commercial paper
Available-for-sale marketable securities and cash and cash equivalents
Marketable securities, Amortized Cost		18,987		2,949
Marketable securities, Gross Unrealized Gains		11
Marketable securities, Fair Value		18,998		2,949
U.S Government Securities
Available-for-sale marketable securities and cash and cash equivalents
Marketable securities, Amortized Cost	3,285	2,328
Marketable securities, Fair Value	3,285	2,328
Cash
Available-for-sale marketable securities and cash and cash equivalents
Cash and cash equivalents, Carrying Value		5,003		232
Cash and cash equivalents, Fair Value		5,003		232
Money market
Available-for-sale marketable securities and cash and cash equivalents
Cash and cash equivalents, Carrying Value		20,125		6,452
Cash and cash equivalents, Fair Value		20,125		6,452
Domestic corporate commercial paper
Available-for-sale marketable securities and cash and cash equivalents
Cash and cash equivalents, Carrying Value				2,892
Cash and cash equivalents, Fair Value				2,892
Domestic corporate debt securities
Available-for-sale marketable securities and cash and cash equivalents
Cash and cash equivalents, Carrying Value				1,006
Cash and cash equivalents, Fair Value				$ 1,006

Fair Value Measurements (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents		$ 25,128,000	$ 10,582,000
Marketable securities	27,042,000	31,580,000
Liabilities
Warrant liability	862,000	450,000
Domestic corporate debt securities
Assets
Marketable securities		10,254,000
Domestic corporate commercial paper
Assets
Marketable securities		18,998,000
U.S Government Securities
Assets
Marketable securities	3,285,000	2,328,000
Recurring basis | Level 1
Assets
Cash and cash equivalents		5,003,000	10,582,000
Money market		20,125,000
Assets fair value		25,128,000	10,582,000
Recurring basis | Level 2
Assets
Marketable securities	27,042,000
Assets fair value		31,580,000	7,969,000
Recurring basis | Level 2 | Domestic corporate debt securities
Assets
Marketable securities	2,512,000	10,254,000	5,020,000
Recurring basis | Level 2 | Domestic corporate commercial paper
Assets
Marketable securities	21,245,000	18,998,000	2,949,000
Recurring basis | Level 2 | U.S Government Securities
Assets
Marketable securities	3,285,000	2,328,000
Recurring basis | Level 3
Assets
Marketable securities	3,706,000
Stock dividend asset	3,706,000	3,379,000
Assets fair value		3,379,000
Liabilities
Warrant liability	862,000	450,000
Other liability	17,456,000	10,470,000
Liabilities fair value	18,318,000	10,920,000
Recurring basis | Estimated Fair Value
Assets
Cash and cash equivalents		5,003,000	10,582,000
Money market		20,125,000
Marketable securities	30,748,000
Stock dividend asset	3,706,000	3,379,000
Assets fair value		60,087,000	18,551,000
Liabilities
Warrant liability	862,000	450,000
Other liability	17,456,000	10,470,000
Liabilities fair value	18,318,000	10,920,000
Recurring basis | Estimated Fair Value | Domestic corporate debt securities
Assets
Marketable securities	2,512,000	10,254,000	5,020,000
Recurring basis | Estimated Fair Value | Domestic corporate commercial paper
Assets
Marketable securities	21,245,000	18,998,000	2,949,000
Recurring basis | Estimated Fair Value | U.S Government Securities
Assets
Marketable securities	$ 3,285,000	$ 2,328,000

Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Rollforward of the fair value of the asset, including stock paid to Nordic in advance of services being rendered, where fair value is determined by Level 3 inputs
Balance at the beginning of the period	$ 3,379
Additions	(173)	3,482
Change in fair value	500	(103)
Balance at the end of the period	3,706	3,379
Rollforward of the fair value of the liabilities, including stock dividends payable to Nordic, where fair value is determined by Level 3 inputs
Balance at the beginning of the period	10,920
Additions	5,714	10,759
Change in fair value	1,684	161
Balance at the end of the period	$ 18,318	$ 10,920

Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Furniture and fixtures	Dec. 31, 2010 Furniture and fixtures	Dec. 31, 2011 Computer equipment and software	Dec. 31, 2010 Computer equipment and software	Dec. 31, 2011 Leasehold improvements	Dec. 31, 2010 Leasehold improvements	Sep. 30, 2010 Laboratory equipment	Dec. 31, 2011 Laboratory equipment
Property and Equipment
Estimated Useful Life				5 years		3 years					5 years
Property and equipment, gross		$ 641	$ 817	$ 66	$ 36	$ 254	$ 238	$ 497	$ 367	$ 628
Less accumulated depreciation and amortization		(610)	(650)							(579)
Net Property Plant and Equipment	98	31	167
Proceeds from sale of equipment	$ 45	$ 149								$ 149

Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses
Research costs	$ 805	$ 2,276	$ 1,913
Payroll and employee benefits	515	586	473
Professional fees	304	472	243
Vacation	118	79	79
Restructuring			63
Interest	392	177
Total accrued expenses	$ 2,134	$ 3,590	$ 2,771

Commitments (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Jan. 31, 2011	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010
Commitments
Restructuring charges		$ 217		$ 217
Restructuring activity and liability balances
Balance at the beginning of the period	63		63
Payments			(63)
Balance at the end of the period			0	63
Leases
Monthly rental payments under the sublease	9
Monthly rentals payable for the first 12 months			15
Monthly rentals payable for the subsequent 24 months			16
Rent expense			$ 138	$ 535

Loan and Security Agreement (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	May 31, 2012 Term Loan	Jun. 30, 2012 Term Loan	Dec. 31, 2011 Term Loan	May 23, 2011 Term Loan	Dec. 31, 2011 Term Loan Series A-1 Preferred Stock	Jun. 30, 2012 Term Loan Series A-1 Preferred Stock	May 31, 2011 Term Loan A	Dec. 31, 2011 Term Loan A item	May 23, 2011 Term Loan A	Nov. 30, 2011 Term Loan B	Dec. 31, 2011 Term Loan B item	Nov. 21, 2011 Term Loan B	Dec. 31, 2011 Term Loan C item	May 23, 2011 Term Loan C
Loan and Security Agreement
Maximum borrowing limit						$ 25,000,000
Amount borrowed			12,500,000						6,250,000			6,250,000
Expected additional borrowings																12,500,000
Number of equal monthly payments of principal and interest				25						36			36
Annual interest rate (as a percent)				10.00%						10.16%			10.00%
Annual interest rate, minimum (as a percent)															10.00%
Treasury Rate, fixed interest rate basis tenure															3 years
Interest rate added to fixed interest rate basis (as a percent)															9.19%
Period from the funding of debt after which interest only payments are required to be made															6 months
Number of monthly principal repayments															36
Number of monthly interest repayments															30
Period of payment of unpaid principal, accrued and unpaid interest after funding of debt															42 months
Final payment fee (as a percent)				3.50%	3.50%
Prepayment fees as percentage of amount prepaid if the prepayment occurs prior to the first anniversary of the funding				3.00%	3.00%
Prepayment fees as percentage of amount prepaid if prepayment occurs between the first and second anniversary of the funding				2.00%	2.00%
Prepayment fees as percentage of amount prepaid if prepayment occurs on or after the second anniversary of the funding				1.00%	1.00%
Interest rate increase upon event of default (as a percent)					5.00%
Number of shares that can be purchased for warrants issued							3,070	6,140
Exercise price of warrants (in dollars per unit)							$ 81.42	$ 81.42
Term of warrants							10 years
Fair value of warrants issued	862,000	450,000						379,684		173,000	183,000		176,000	178,000
Payment of facility fees to lender										250,000
Payment of reimbursed costs to lender										117,000			18,000
Period of recognition of discount on issue of warrants				30 months						42 months			42 months
Future principal payments under the Loan and Security Agreement
2012	2,375,000	3,188,000
2013	8,188,000	4,125,000
2014	13,156,000	5,031,000
Total	23,719,000	12,344,000
Current portion of net payable	6,313,000	3,188,000
Discount on current portion of note payable	(477,000)	(308,000)
Current portion of note payable, net of discount	5,836,000	2,880,000
Discount on noncurrent portion of note payable	(323,000)	(270,000)
Note payable, net of current portion and discount	$ 17,083,000	$ 8,886,000

Convertible Preferred Stock and Redeemable Convertible Preferred Stock (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2011 Maximum day	Dec. 31, 2010 Old Preferred Stock item	Dec. 31, 2010 Series A Convertible Preferred Stock	Dec. 31, 2009 Series A Convertible Preferred Stock	Dec. 31, 2010 Series A Convertible Preferred Stock Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series C and Series B preferred stockholders	Dec. 31, 2011 Senior Preferred Stockholders member	Dec. 31, 2010 Senior Preferred Stockholders member	Dec. 31, 2010 Senior Preferred Stockholders Minimum	Dec. 31, 2010 Senior Preferred Stockholders Maximum	Dec. 31, 2010 Series B Convertible Preferred Stock	Dec. 31, 2009 Series B Convertible Preferred Stock	Dec. 31, 2010 Series B Convertible Preferred Stock After payment in full of required dividends to the holders of Series C Stock	Dec. 31, 2010 Series B Convertible Preferred Stock Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series C preferred stockholders	Dec. 31, 2010 Series C Convertible Preferred Stock	Dec. 31, 2009 Series C Convertible Preferred Stock	Jun. 30, 2012 New Preferred Stock item	Dec. 31, 2011 New Preferred Stock member	Dec. 31, 2011 New Preferred Stock Minimum	Jun. 30, 2012 Series A-1 item	Dec. 31, 2011 Series A-1	Jun. 30, 2012 Series A-1 Liquidation, dissolution, or winding-up, payments to preferred stockholders	Dec. 31, 2011 Series A-1 Liquidation, dissolution, or winding-up, payments to preferred stockholders	Jun. 30, 2012 Series A-1 Minimum	Jun. 30, 2012 Series A-2	Dec. 31, 2011 Series A-2	Jun. 30, 2012 Series A-2 After payment in full of required Series A-1 preferred dividends	Dec. 31, 2011 Series A-2 After payment in full of required Series A-1 preferred dividends	Jun. 30, 2012 Series A-2 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1 preferred stockholders	Dec. 31, 2011 Series A-2 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1 preferred stockholders	Jun. 30, 2012 Series A-2 Minimum	Jun. 30, 2012 Series A-3	Dec. 31, 2011 Series A-3	Jun. 30, 2012 Series A-3 After payment in full of required Series A-1 and A-2 preferred dividends	Dec. 31, 2011 Series A-3 After payment in full of required Series A-1 and A-2 preferred dividends	Jun. 30, 2012 Series A-3 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1 and Series A-2 preferred stockholders	Dec. 31, 2011 Series A-3 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1 and Series A-2 preferred stockholders	Jun. 30, 2012 Series A-3 Minimum	Jun. 30, 2012
Series A-4
Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1, Series A-2 , Series A-3, Series A-5 and Series A-6 preferred stockholders
Dec. 31, 2011
Series A-4
Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1, Series A-2 , Series A-3, Series A-5 and Series A-6 preferred stockholders
																																									Jun. 30, 2012 Series A-5 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1 and Series A-2 preferred stockholders	Dec. 31, 2011 Series A-5 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1 and Series A-2 preferred stockholders	Jun. 30, 2012 Series A-6 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1 and Series A-2 preferred stockholders	Dec. 31, 2011 Series A-6 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1 and Series A-2 preferred stockholders
Convertible Preferred Stock
Conversion price per share (in dollars per share)				$ 15	$ 15						$ 15	$ 15			$ 8.14	$ 8.14	$ 8.142	$ 8.142
Preferred Stock conversion ratio	0.1			1	1						1	1			1	1	10	10
Percentage of outstanding shares holders vote required for redemption								68.00%
Period of holding 68% voting power from issuance date required for redemption									4 years
Purchase price per share of convertible preferred stock (in dollars per share)						$ 15					$ 15			$ 15	$ 8.14		$ 81.42	$ 81.42				$ 81.42	$ 81.42						$ 81.42	$ 81.42						$ 81.42	$ 81.42		$ 81.42	$ 81.42	$ 81.42	$ 81.42	$ 81.42	$ 81.42
Dividend rate (as a percent)											8.00%		8.00%		8.00%					8.00%	8.00%						8.00%	8.00%						8.00%	8.00%
Period after which holders of specified percentage of voting power of outstanding preferred shares may accelerate the maturity of the rights										60 days
Number of classes of stockholder voting rights, in the aggregate, for preferred stockholders, on an as-if converted basis, together with common stockholders			1														1	1
Members of the Company's Board of Directors that can be elected by preferred stockholders							2	6												2
Preferred Stock conversion ratio upon failure to fulfill future funding obligations																	0.1	0.1
Percentage of outstanding shares holders vote required for conversion of all shares of preferred stock																					70.00%			70.00%		70.00%					70.00%		70.00%					70.00%
Accrued dividend																				$ 5,000	$ 1,968				$ 7,300	$ 4,000						$ 1,100	$ 579
Percentage of outstanding preferred stock that is required to be covered under the registration statement																			85.00%
Period after the closing of the Merger within which the entity is required to file the Registration Statement (in days)		60
Period after the closing of the Merger registration statement is not filed, the entity will be required to pay liquidated damages (in days)		60
Period after the closing of the Merger registration statement is not declared effective by the SEC, the entity will be required to pay liquidated damages (in days)		90
Period after the closing of the Merger registration statement is reviewed by SEC and has comments, the entity will be required to pay liquidated damages (in days)		180
Monthly liquidated damages as percentage of purchase price required to be paid by temporary equity holders																		1.00%
Total amount of liquidated damages as percentage of aggregate purchase price required to be paid by temporary equity holders																		16.00%

Stockholders' Deficit (Details) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Stockholders' Deficit
Number of shares of common stock reserved	48,492	13,575
Conversion of Series A Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved		63
Conversion of Series B Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved		1,600
Conversion of Series C Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved		10,147
Conversion of Series A-1 Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved	10,000
Conversion of Series A-2 Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved	9,832
Conversion of Series A-3 Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved	1,422
Conversion of Series A-4 Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved	40
Conversion of Series A-5 Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved	70
Conversion of Series A-6 Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved	8,000
Stock options and Warrants
Stockholders' Deficit
Number of shares of common stock reserved	19,128	1,765

Stockholders' Deficit (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012
Accumulated Other Comprehensive Loss
Balance at the beginning of the period	$ (3)	$ 15	$ 10
Unrealized (loss) gain from available-for-sale securities	8	(18)
Balance at the end of the period	5	(3)	10
Available-for-Sale Securities Adjustment
Accumulated Other Comprehensive Loss
Balance at the beginning of the period	(3)	15
Unrealized (loss) gain from available-for-sale securities	8	(18)
Balance at the end of the period	$ 5	$ (3)

Stock-based Compensation (Details) (USD $)	12 Months Ended					1 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended						10 Months Ended	2 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 06, 2011 Incentive Plan	Dec. 31, 2011 Equity Plan	Nov. 30, 2011 Stock option	Sep. 30, 2011 Stock option	Jun. 30, 2011 Stock option	Oct. 31, 2010 Stock option	Dec. 31, 2009 Stock option	Dec. 31, 2008 Stock option	Jun. 30, 2012 Stock option	Jun. 30, 2012 Stock option	Dec. 31, 2011 Stock option	Dec. 31, 2010 Stock option	Dec. 31, 2009 Stock option	Dec. 31, 2011 Stock option Non-employee awards to board members	Dec. 31, 2010 Stock option Non-employee awards to board members	Dec. 31, 2009 Stock option Non-employee awards to board members	Nov. 06, 2011 Stock option Incentive Plan	Dec. 31, 2011 Stock option Equity Plan
Stock-based Compensation
Number of shares of common stock authorized for issuance	4,671,000			2,016,000	2,655,000
Number of shares available for grant	250,000
Exercise price of options as percentage of fair value of common stock on the date of grant																				100.00%	100.00%
Exercise price of options as percentage of fair value of common stock on the date of grant in case of options granted to stockholder owning in excess of 10% of Company's common stock																				110.00%	110.00%
Percentage of ownership required in entity's common stock for specified exercise price																				10.00%	10.00%
Exercise period																				10 years	10 years
Exercise period in case of stock options granted to stockholder owning in excess of 10% of the company's common stock																				5 years	5 years
Award vesting period																				4 years	4 years
Summary of stock option activity - Shares
Options outstanding at the beginning of the period (in shares)													3,950,000	1,462,000
Granted (in shares)													198,000	2,831,000			317,000	258,000	2,000
Exercised (in shares)													(210,000)	(220,000)
Cancelled (in shares)													(1,000)	(123,000)
Options outstanding at the end of the period (in shares)												3,937,000	3,937,000	3,950,000	1,462,000
Options exercisable at the end of the period (in shares)												1,030,000	1,030,000	1,077,000
Options vested and expected to vest at the end of the period (in shares)												3,827,000	3,827,000	3,843,000
Summary of stock option activity - Weighted-Average Exercise Price (in dollars per share)
Options outstanding at the beginning of the period (in dollars per share)													$ 2.94	$ 1.2
Granted (in dollars per share)													$ 4.21	$ 3.69
Exercised (in dollars per share)													$ 1.23	$ 0.93
Cancelled (in dollars per share)													$ 1.2	$ 2.71
Options outstanding at the end of the period (in dollars per share)												$ 3.1	$ 3.1	$ 2.94	$ 1.2
Options exercisable at the end of the period (in dollars per share)												$ 1.53	$ 1.53	$ 1.31
Options vested and expected to vest at the end of the period (in dollars per share)												$ 3.1	$ 3.1	$ 2.94
Weighted-Average Contractual Life (In Years)
Options outstanding at the end of the period													8 years 6 months 25 days	8 years 6 months 18 days
Options exercisable at the end of the period													6 years 2 months 15 days	5 years 1 month 2 days
Options vested and expected to vest at the end of the period													8 years 6 months 25 days	8 years 6 months 18 days
Aggregate Intrinsic Value
Options outstanding at the end of the period (in dollars)												$ 4,617,000	$ 4,617,000	$ 3,744,000
Options exercisable at the end of the period (in dollars)												2,826,000	2,826,000	2,784,000
Options vested and expected to vest at the end of the period (in dollars)												4,257,000	4,257,000	3,708,000
Additional disclosures
Weighted-average grant-date fair value (in dollars per share)						$ 3.89	$ 3.22	$ 2.96	$ 1.35	$ 1.2	$ 1.05			$ 2.07	$ 0.6	$ 0.75
Total grant date fair value of stock options vested												130,000	270,000	384,000
Aggregate intrinsic value of options exercised during the period														229,000
Stock-based compensation expense	$ 304,000	$ 134,000	$ 125,000														$ 131,000	$ 34,000	$ 25,000

Stock-based Compensation (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Summary of stock-based compensation expense
Share-based compensation expense included in operating expenses	$ 304	$ 134	$ 125
Total unrecognized compensation expense	5,060			4,800
Weighted average period over which unrecognized compensation is expected to be recognized	4 years
Research and development
Summary of stock-based compensation expense
Share-based compensation expense included in operating expenses	118	37	143
General and administrative
Summary of stock-based compensation expense
Share-based compensation expense included in operating expenses	$ 186	$ 97	$ (19)

Stock-based Compensation (Details 3) (USD $)	1 Months Ended						12 Months Ended
	Nov. 30, 2011	Sep. 30, 2011	Jun. 30, 2011	Oct. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Weighted-average assumptions used in estimation of grant date fair values
Expected term							6 years 3 months	6 years 3 months	6 years 3 months
Volatility (as a percent)							60.00%	58.00%
Volatility, low end of range (as a percent)									57.00%
Volatility, high end of range (as a percent)									59.00%
Expected dividend yield (as a percent)							0.00%	0.00%	0.00%
Risk-free interest rates (as a percent)							1.35%	1.92%
Risk-free interest rates, low end of range (as a percent)									2.60%
Risk-free interest rates, high end of range (as a percent)									2.70%
Stock option
Weighted-average assumptions used in estimation of grant date fair values
Expected term							6 years 3 months	6 years 3 months	6 years 3 months
Volatility (as a percent)							60.00%	58.00%
Volatility, low end of range (as a percent)									57.00%
Volatility, high end of range (as a percent)									59.00%
Expected dividend yield (as a percent)							0.00%	0.00%	0.00%
Risk-free interest rates (as a percent)							1.35%	1.92%
Risk-free interest rates, low end of range (as a percent)									2.60%
Risk-free interest rates, high end of range (as a percent)									2.70%
Weighted-average grant-date fair value (in dollars per share)	$ 3.89	$ 3.22	$ 2.96	$ 1.35	$ 1.2	$ 1.05	$ 2.07	$ 0.6	$ 0.75

License Agreements (Details)	6 Months Ended		12 Months Ended				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended				1 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Series A-1 Convertible Preferred Stock	May 31, 2011 License agreement Ipsen	Jun. 30, 2012 License agreement Ipsen USD ($)	Jun. 30, 2011 License agreement Ipsen USD ($)	Jun. 30, 2012 License agreement Ipsen USD ($)	Jun. 30, 2011 License agreement Ipsen USD ($)	Dec. 31, 2011 License agreement Ipsen USD ($)	Dec. 31, 2010 License agreement Ipsen USD ($)	Dec. 31, 2009 License agreement Ipsen USD ($)	Dec. 31, 2005 License agreement Ipsen USD ($)	May 31, 2011 License agreement Ipsen Series A-1 Convertible Preferred Stock	Jun. 30, 2011 License agreement Ipsen Series A-1 Convertible Preferred Stock USD ($)	Jun. 30, 2012 License agreement Ipsen Minimum USD ($)	Jun. 30, 2012 License agreement Ipsen Minimum EUR (€)	Dec. 31, 2011 License agreement Ipsen Minimum USD ($)	Dec. 31, 2011 License agreement Ipsen Minimum EUR (€)	Jun. 30, 2012 License agreement Ipsen Maximum USD ($)	Jun. 30, 2012 License agreement Ipsen Maximum EUR (€)	Dec. 31, 2011 License agreement Ipsen Maximum USD ($)	Dec. 31, 2011 License agreement Ipsen Maximum EUR (€)	Jun. 30, 2012 License agreement Ipsen Sublicense Agreement Minimum	Dec. 31, 2011 License agreement Ipsen Sublicense Agreement Minimum
License Agreements
Nonrefundable, non-creditable payment															$ 250,000
Additional payments to be made upon achievement of certain development and commercialization milestones																		12,700,000	10,000,000	12,973,000	10,000,000	45,600,000	36,000,000	46,702,000	36,000,000
Royalty rate (as a percent)										5.00%		5.00%
Period after the date of the first commercial sale of the product for license expiration																		10 years	10 years	10 years	10 years					10 years	10 years
Amount recorded in research and development costs	$ 24,366,000	$ 20,689,000	$ 36,179,000	$ 11,692,000	$ 14,519,000			$ 400,000	$ 1,411,000	$ 200,000	$ 300,000	$ 1,007,000	$ 1,227,000	$ 1,117,000
Number of days prior to closing on which shares issuable was determined based upon the U.S. dollar exchange rate for Euro							2 days
Issuance of preferred stock (in shares)						922,286										17,326
Fair value per share of preferred stock (in dollars per share)																	$ 81.42

Research Agreements (Details)	6 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement EUR (€)	Dec. 31, 2011 Clinical Trial Services Agreement item	Jun. 30, 2012 Clinical Trial Services Agreement Per patient costs for enrolled patients USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Per patient costs for enrolled patients USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Per patient costs for enrolled patients USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Pass-through costs USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Pass-through costs USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Pass-through costs USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Series A-6 Maximum USD ($)	Mar. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 EUR (€)	Mar. 29, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 USD ($)	May 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Former Operating Company USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Former Operating Company EUR (€)	Jun. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Maximum USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Maximum EUR (€)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Maximum Former Operating Company USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Maximum Former Operating Company EUR (€)	Jun. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-6 USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-6 USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-6 Minimum USD ($)
Research Agreements
Final payments, number of euro-denominated installments								2
Final payments, number of U.S dollar-denominated installments								2
Amount of euro-denominated payments required over the course of Clinical Study						$ 46,468,000	€ 35,819,000
Amount of U.S. dollar-denominated payments required over the course of Clinical Study						5,289,000
Value of shares agreed to be purchased																371,864
Purchase price per share of convertible preferred stock (in dollars per share)															$ 81.42		$ 8.142									$ 8.142
Shares issued																		64,430
Proceeds from issuance of shares																		525,154
Number of shares exchanged in the Merger																		6,443
Aggregate value of quarterly stock dividends, payable in shares																			36,815,000	46,600,000	36,800,000	47,760,000	36,815,000
Number of shares due to the counter party																								244,834	167,518
Fair value of liability																								17,500,000	10,470,000
Period for which research and development expense is recognized										20 months	20 months
Research and costs	24,366,000	20,689,000	36,179,000	11,692,000	14,519,000				6,900,000	11,800,000	10,955,000	3,600,000	4,900,000
Additional research and development expense											5,121,000			4,987,000
Asset resulting from payments, that is included in prepaid expenses																								$ 4,600,000	$ 5,166,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Federal
Income Taxes
Net operating loss carryforwards	$ 129,268
State
Income Taxes
Net operating loss carryforwards	$ 111,417

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Federal
Income Taxes
Tax credits	$ 2,822
State
Income Taxes
Tax credits	$ 235

Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 31, 2010 item	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations
Income tax benefit using U.S. federal statutory rate		$ (14,509)	$ (4,974)
State income taxes, net of federal benefit		(1,854)	411
Stock-based compensation		49	34
Research and development tax credits		(385)	(320)
Change in the valuation allowance		17,041	4,838
Permanent items		91	3
Other		(433)	8
Deferred tax assets:
Net operating loss carryforwards		49,838	33,008
Capitalized research and development		1,431	1,789
Research and development credits		2,977	2,593
Depreciation and amortization		128	126
Other		331	148
Gross deferred tax assets		54,705	37,664
Valuation allowance		(54,705)	(37,664)
Qualifying Therapeutic Discovery Project Grants
Number of grants awarded to the Company under qualifying therapeutic discovery grant program	3
Aggregate amount of grants awarded to the Company under qualifying therapeutic discovery grant program	$ 733

Condensed Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 18,832,000	$ 25,128,000	$ 25,336,000	$ 10,582,000	$ 7,896,000	$ 8,574,000
Marketable securities	27,042,000	31,580,000		7,969,000
Prepaid expenses and other current assets	5,952,000	6,682,000		282,000
Total current assets	51,826,000	63,390,000		18,833,000
Property and equipment, net	98,000	167,000		31,000
Other assets	45,000	80,000		105,000
Total assets	51,969,000	63,637,000		18,969,000
Current liabilities:
Accounts payable	1,247,000	313,000		614,000
Accrued expenses	2,134,000	3,590,000		2,771,000
Current portion of note payable, net of discount	5,836,000	2,880,000
Total current liabilities	9,217,000	6,783,000		3,385,000
Note payable, net of current portion and discount	17,083,000	8,886,000
Warrant liability	862,000	450,000
Other liabilities	17,456,000	10,470,000
Stockholders' deficit:
Common stock, $.0001 par value; 100,000,000 shares authorized, 855,116 and 645,399 shares issued and outstanding at June 30, 2012 and December 31, 2011, respectively
Additional paid-in-capital		2,744,000		3,000
Accumulated other comprehensive loss	10,000	5,000		(3,000)	15,000
Accumulated deficit	(156,127,000)	(122,359,000)		(128,252,000)
Total stockholders' deficit	(156,117,000)	(119,610,000)		(128,252,000)	(101,598,000)	(74,996,000)
Total liabilities, convertible preferred stock, redeemable convertible preferred stock and stockholders' deficit	51,969,000	63,637,000		18,969,000
Series A-1 Convertible Preferred Stock
Current liabilities:
Preferred Stock	68,755,000	65,675,000
Stockholders' deficit:
Total stockholders' deficit	68,755,000	65,675,000
Series A-2 Convertible Preferred Stock
Current liabilities:
Preferred Stock	83,238,000	79,979,000
Stockholders' deficit:
Total stockholders' deficit	83,238,000	79,979,000
Series A-3 Convertible Preferred Stock
Current liabilities:
Preferred Stock	10,679,000	10,208,000
Stockholders' deficit:
Total stockholders' deficit	10,679,000	10,208,000
Series A-4 Convertible Preferred Stock
Current liabilities:
Preferred Stock	271,000	271,000
Stockholders' deficit:
Total stockholders' deficit	271,000	271,000
Series A-5 Convertible Preferred Stock
Current liabilities:
Preferred Stock	525,000	525,000
Stockholders' deficit:
Total stockholders' deficit	525,000	525,000
Series A-6 Convertible Preferred Stock
Current liabilities:
Preferred Stock
Stockholders' deficit:
Total stockholders' deficit	$ 0

Condensed Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	855,116	645,399	322,807
Common stock, shares outstanding	855,116	645,399	322,807
Series A-1 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, shares issued	939,612	939,612	0
Preferred Stock, shares outstanding	939,612	939,612	0
Series A-2 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	983,213	983,213	983,213
Preferred Stock, shares issued	983,208	983,208	0
Preferred Stock, shares outstanding	983,208	983,208	0
Series A-3 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	142,230	142,230	142,230
Preferred Stock, shares issued	142,227	142,227	0
Preferred Stock, shares outstanding	142,227	142,227	0
Series A-4 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	4,000	4,000	4,000
Preferred Stock, shares issued	3,998	3,998	0
Preferred Stock, shares outstanding	3,998	3,998	0
Series A-5 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	7,000	7,000	7,000
Preferred Stock, shares issued	6,443	6,443	0
Preferred Stock, shares outstanding	6,443	6,443	0
Series A-6 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	800,000	800,000	800,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0

Condensed Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Operating expenses:
Research and development	$ 24,366	$ 20,689	$ 36,179
General and administrative	4,291	1,842	5,330
Loss from operations	(28,657)	(22,531)	(41,509)
Interest income	35	20	27
Other income (expense)	(1,184)	22	(236)
Interest expense	(1,027)	(108)	(758)
Net loss	(30,833)	(22,597)	(42,476)
Comprehensive loss	(30,828)	(22,594)	(42,468)
Earnings (loss) attributable to common stockholders-basic and diluted (Note 5)	$ (37,643)	$ 1,013	$ 253
Earnings (loss) per share (Note 5):
Basic (in dollars per share)	$ (46.18)	$ 2.51	$ 0.51
Diluted (in dollars per share)	$ (46.18)	$ 0.27	$ 0.07
Weighted average shares:
Basic (in shares)	815,053	403,967	499,944
Diluted (in shares)	815,053	3,790,913	3,454,276

Statements of Convertible Preferred Stock and Stockholders' Deficit (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital Amount	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Comprehensive Loss	Series A-1 Convertible Preferred Stock	Series A-2 Convertible Preferred Stock	Series A-3 Convertible Preferred Stock	Series A-4 Convertible Preferred Stock	Series A-5 Convertible Preferred Stock	Series A-6 Convertible Preferred Stock
Balance at Dec. 31, 2008	$ (74,996)		$ 8,013	$ 247	$ (83,256)
Balance (in shares) at Dec. 31, 2008		320,424
Increase (Decrease) in Stockholders' Equity
Net loss	(15,089)				(15,089)	(15,089)
Unrealized gain (loss) from available-for-sale securities	(232)			(232)		(232)
Total comprehensive loss	(15,321)					(15,321)
Stock-based compensation expense	125		125
Balance at Dec. 31, 2009	(101,598)		3	15	(101,616)
Balance (in shares) at Dec. 31, 2009		320,424
Increase (Decrease) in Stockholders' Equity
Net loss	(14,630)				(14,630)	(14,630)
Unrealized gain (loss) from available-for-sale securities	(18)			(18)		(18)
Total comprehensive loss	(14,648)					(14,648)
Stock-based compensation expense	134		134
Balance at Dec. 31, 2010	(128,252)		3	(3)	(128,252)
Balance (in shares) at Dec. 31, 2010		322,807
Increase (Decrease) in Stockholders' Equity
Net loss	(42,476)				(42,476)	(42,476)
Unrealized gain (loss) from available-for-sale securities	8			8		8
Total comprehensive loss	(42,468)					(42,468)
Accretion of dividends on preferred stock	(10,933)		(6,590)		(4,343)		1,968	4,000	579
Stock-based compensation expense	304		304
Stock options exercised	204		204
Stock options exercised (in shares)		219,825
Balance at Dec. 31, 2011	(119,610)		2,744	5	(122,359)		65,675	79,979	10,208	271	525
Balance (in shares) at Dec. 31, 2011		645,399					939,612	983,208	142,227	3,998	6,443
Increase (Decrease) in Stockholders' Equity
Net loss	(30,833)				(30,833)	(30,833)
Unrealized gain (loss) from available-for-sale securities	5			5		5
Total comprehensive loss	(30,828)					(30,828)
Accretion of dividends on preferred stock	(6,810)		(3,875)		(2,935)		3,080	3,259	471
Stock-based compensation expense	873		873
Stock options exercised	258		258
Stock options exercised (in shares)		209,717
Balance at Jun. 30, 2012	$ (156,117)			$ 10	$ (156,127)		$ 68,755	$ 83,238	$ 10,679	$ 271	$ 525	$ 0
Balance (in shares) at Jun. 30, 2012		855,116					939,612	983,208	142,227	3,998	6,443	0

Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net loss	$ (30,833)	$ (22,597)	$ (42,476)	$ (14,630)	$ (15,089)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	24	15	40	70	136
Stock-based compensation expense	873	106	304	134	125
Research and development expense to be settled in stock	5,335	3,421	10,296
Amortization of premium (accretion of discount) on short-term investments, net	80	21	21	303	98
Non-cash interest	199	30	165
Change in fair value of warrant liability and other liability	1,184		264
Milestone payment settled with stock		1,410	1,410
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	1,219	(3,028)	(6,463)	(133)	95
Other long-term assets	35	31	25	(27)
Accounts payable	934	(541)	(301)	(94)	(1,121)
Accrued expenses	(1,456)	1,507	819	1,491	(922)
Net cash used in operating activities	(22,406)	(19,625)	(35,896)	(12,986)	(18,293)
Investing activities
Purchases of property and equipment		(3)	(176)	(14)	(32)
Proceeds from sale of equipment	45			149
Purchases of marketable securities	(17,722)	(899)	(32,479)	(24,120)	(36,035)
Sales and maturities of marketable securities	22,185	8,850	8,855	39,655	53,690
Net cash (used in) provided by investing activities	4,508	7,948	(23,800)	15,670	17,623
Financing activities
Proceeds from the exercise of stock options	258	152	204
Net proceeds from the issuance of preferred stock		20,452	62,116
Proceeds on note payable, net	12,469	5,883	12,500
Deferred financing costs		(56)	(56)
Payments on note payable	(1,125)		(156)		(8)
Net cash provided by (used in) financing activities	11,602	26,431	74,242	2	(8)
Net increase (decrease) in cash and cash equivalents	(6,296)	14,754	14,546	2,686	(678)
Cash and cash equivalents at beginning of year	25,128	10,582	10,582	7,896	8,574
Cash and cash equivalents at end of year	18,832	25,336	25,128	10,582	7,896
Supplemental disclosures
Cash paid for interest	721		358
Non cash financing activities
Fair value of preferred stock issued in the recapitalization, net of issuance costs		85,879	85,879
Accretion of dividends on preferred stock	6,810	5,595	10,933	10,651	9,850
Fair value of warrants issued	$ 379	$ 217	$ 463

Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Nature of Business
Organization

1. Organization

Radius Health, Inc. (“Radius” or the “Company”), which was formerly known as MPM Acquisition Corp., is a biopharmaceutical company focused on acquiring and developing new therapeutics for the treatment of osteoporosis and other women’s health conditions. The Company’s lead product candidate, currently in Phase 3 clinical development, is BA058 Injection, a daily subcutaneous injection of novel synthetic peptide analog of human parathyroid hormone-related protein (hPTHrP) for the treatment of osteoporosis. The BA058 Injection Phase 3 study began dosing patients in April 2011. The Company is also developing BA058 Microneedle Patch, a short wear time, transdermal form of BA058 delivered using a microneedle technology from 3M Drug Delivery Systems (3M), for which the Company expects to have a Phase 2 clinical study begin in the third quarter of 2012, with top-line data expected to be available in the second half of 2013. The Company also has two other product candidates, RAD1901, a selective estrogen receptor modulator, or SERM, in Phase 2 clinical development for the treatment of vasomotor symptoms (hot flashes) in women entering menopause, and RAD140, a selective androgen receptor modulator, or SARM, currently in preclinical development as a potential treatment for age-related muscle loss, frailty, weight loss associated with cancer cachexia and osteoporosis. As used throughout these financial statements, the terms “Radius,” “Company,” “we,” “us” and “our” refer to Radius Health, Inc. (f/k/a MPM Acquisition Corp.).

Pursuant to an Agreement and Plan of Merger (the “Merger Agreement” or the “Merger”) entered into in April 2011 by and among the Company (a public-reporting, Form 10 shell company at the time), RHI Merger Corp., a Delaware corporation and wholly owned subsidiary of the Company (“MergerCo”), and Radius Health, Inc., a privately-held Delaware corporation (“Former Operating Company”), MergerCo merged with and into the Former Operating Company, with the Former Operating Company remaining as the surviving entity and a wholly-owned subsidiary of the Company.  This transaction is herein referred to as the “Merger”. The Merger was effective as of May 17, 2011, upon the filing of a certificate of merger with the Delaware Secretary of State.  Following the Merger on May 17, 2011, the Company’s Board of Directors approved a transaction pursuant to which the Former Operating Company merged with and into the Company, leaving the Company as the surviving corporation (the “Short-Form Merger”).  As part of the Short-Form Merger, the Company, then named MPM Acquisition Corp., changed its name to Radius Health, Inc. and assumed the operations of the Former Operating Company.

The Company is subject to the risks associated with emerging companies with a limited operating history, including dependence on key individuals, a developing business model, market acceptance of the Company’s product candidates, competition for its product candidates, and the continued ability to obtain adequate financing to fund the Company’s future operations. The Company has an accumulated deficit of $156.1 million through June 30, 2012. The Company has incurred losses and expects to continue to incur additional losses for the foreseeable future. The Company intends to obtain additional equity and/or debt financing in order to meet working capital requirements and to further develop its product candidates. The Company believes that its existing cash and cash equivalents and marketable securities are sufficient to finance its operations, including its obligations under the Nordic agreement described in Note 12, into the first quarter of 2013.

1. Nature of business

Radius Health, Inc. ("Radius" or the "Company"), which was formerly known as MPM Acquisition Corp., is a biopharmaceutical company focused on acquiring and developing new therapeutics for the treatment of osteoporosis and other women's health conditions. The Company's lead product candidate, currently in Phase 3 clinical development, is BA058 Injection, a daily subcutaneous injection of novel synthetic peptide analog of human parathyroid hormone-related protein (hPTHrP) for the treatment of osteoporosis. The BA058 Injection Phase 3 study began dosing patients in April 2011. The Company is also developing BA058 Microneedle Patch, a short wear time, transdermal form of BA058 delivered using a microneedle technology from 3M Drug Delivery Systems (3M), currently in Phase 1 clinical development. The Company also has two other product candidates, RAD1901, a selective estrogen receptor modulator, or SERM, in Phase 2 clinical development for the treatment of vasomotor symptoms (hot flashes) in women entering menopause and RAD140, a selective androgen receptor modulator, or SARM, currently in preclinical development as a potential treatment for age-related muscle loss, frailty, weight loss associated with cancer cachexia and osteoporosis. As used throughout these financial statements, the terms "Radius," "Company," "we," "us" and "our" refer to Radius Health, Inc. (f/k/a MPM Acquisition Corp.).

Pursuant to an Agreement and Plan of Merger (the "Merger Agreement" or the "Merger") entered into in April 2011 by and among the Company (a public-reporting, Form 10 shell company at the time), RHI Merger Corp., a Delaware corporation and wholly owned subsidiary of the Company ("MergerCo"), and Radius Health, Inc., a privately-held Delaware corporation ("Former Operating Company"), MergerCo merged with and into the Former Operating Company, with the Former Operating Company remaining as the surviving entity and a wholly-owned subsidiary of the Company. This transaction is herein referred to as the "Merger". The Merger was effective on May 17, 2011, upon the filing of a certificate of merger with the Delaware Secretary of State. Following the Merger on May 17, 2011, the Company's board of directors approved the Merger of the Former Operating Company with and into the Company, leaving the Company as the surviving corporation (the "Short-Form Merger"). As part of the Short-Form Merger, the Company, then named MPM Acquisition Corp., changed its name to Radius Health, Inc. and assumed the operations of the Former Operating Company.

The Company is subject to the risks associated with emerging, technology-oriented companies with a limited operating history, including dependence on key individuals, a developing business model, market acceptance of the Company's product candidates, competition for its product candidates, and the continued ability to obtain adequate financing to fund the Company's future operations. The Company has an accumulated deficit of $122,359 through December 31, 2011. The Company has incurred losses and expects to continue to incur additional losses for the foreseeable future. The Company intends to obtain additional equity and/or debt financing in order to meet working capital requirements and to further develop its product candidates. As part of the Merger and Short-Form Merger in May 2011, the Company assumed the Former Operating Company's agreement with existing and new investors pursuant to which the Former Operating Company received an irrevocable, legally binding commitment for proceeds of $64,284 from the issuance of shares of Series A-1 Convertible Preferred Stock in three closings. The proceeds from each closing were generally due to the Company upon its written request. The first of the three closings was completed prior to the Merger on May 17, 2011 for gross proceeds of $21,428, the second closing was completed on November 18, 2011 for gross proceeds of $21,428, and the third closing was completed on December 14, 2011 for gross proceeds of $21,428. The Company believes that its existing cash and cash equivalents and marketable securities, coupled with its remaining borrowing capacity under the Loan and Security Agreement described in Note 11, are sufficient to finance its operations, including its obligations under the Nordic agreement described in Note 16, into the first quarter of 2013.

Basis of Presentation	6 Months Ended
Jun. 30, 2012
Basis of Presentation
Basis of Presentation

2. Basis of Presentation

The accompanying unaudited condensed financial statements and the related disclosures of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial reporting and as required by Regulation S-X, Rule 10-01.  Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (including those which are normal and recurring) considered necessary for a fair presentation of the interim financial information have been included. When preparing financial statements in conformity with GAAP, the Company must make estimates and assumptions that affect the reported amounts of assets, liabilities, expenses and related disclosures at the date of the financial statements. Actual results could differ from those estimates. Additionally, operating results for the three months ended June 30, 2012 are not necessarily indicative of the results that may be expected for any other interim period or for the fiscal year ending December 31, 2012. For further information, refer to the financial statements and footnotes included in the Company’s audited financial statements for the year ended December 31, 2011 included in the Company’s Annual Report on Form 10-K as filed with the Securities and Exchange Commission (“SEC”) on February 6, 2012.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

3. Summary of Significant Accounting Policies

The significant accounting policies identified in the Company’s most recent Annual Report on Form 10-K for the fiscal year ended December 31, 2011 related to accrued clinical expenses, research and development expenses, stock-based compensation, accrued expenses and income taxes. There were no changes to significant accounting policies in the three months ended June 30, 2012.

Recently Adopted Accounting Standards

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update No. 2011-05, Comprehensive Income (“ASU No. 2011-05”), which requires companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements. ASU No. 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The update does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. The Company adopted ASU No. 2011-05 on January 1, 2012. Its adoption did not have a material impact on the Company’s financial statements or results of operations.

In May 2011, FASB issued Accounting Standards Update No. 2011-04, “Fair Value Measurement (Topic 82) —Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No. 2011-04”). The amendments in this update ensure that fair value has the same meaning in U.S. GAAP and in IFRS and that their respective fair value measurement and disclosure requirements are the same. This update is effective prospectively for interim and annual periods beginning after December 15, 2011. The Company adopted ASU No. 2011-04 on January 1, 2012. Its adoption did not have a material impact on the Company’s results of operations, financial position or cash flows.

2. Summary of significant accounting policies

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Company's management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Cash equivalents

The Company considers all highly liquid investment instruments with an original maturity when purchased of three months or less to be cash equivalents. Cash equivalents at December 31, 2011 and 2010 are primarily comprised of money market funds.

Marketable securities

All investment instruments with an original maturity date, when purchased, in excess of three months have been classified as current marketable securities. These marketable securities are classified as available-for-sale and such securities are carried at fair value. Unrealized gains and losses, if any, are included within other comprehensive income (loss) within stockholders' deficit. The amortized cost of debt securities in this category is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in interest income. Realized gains and losses on available-for-sale securities are included in interest income. The cost of securities sold is based on the specific identification method. The Company periodically reviews the portfolio of securities to determine whether an other-than-temporary impairment has occurred. No such losses have occurred to date. There were no realized gains or losses on the sale of securities for the years ended December 31, 2011 and 2010.

Fair value measurements

The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1), and the lowest priority to unobservable inputs (Level 3). The Company's financial assets are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy, and its applicability to the Company's financial assets, are described below:

Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date of identical, unrestricted assets.

Level 2—Quoted prices for similar assets, or inputs that are observable, either directly or indirectly, for substantially the full term through corroboration with observable market data. Level 2 includes investments valued at quoted prices adjusted for legal or contractual restrictions specific to the security.

Level 3—Pricing inputs are unobservable for the asset, that is, inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset. Level 3 includes private investments that are supported by little or no market activity.

The Company's financial assets are classified as Level 1, Level 2 and Level 3 assets as of December 31, 2011 and 2010 (Note 7). The carrying amounts of the Company's financial instruments, which include cash equivalents, marketable securities, accounts payable, warrant liabilities, assets and liabilities related to Nordic (Note 16) and accrued expenses, approximate their estimated fair values as of December 31, 2011 and 2010. Money market funds are valued using quoted market prices with no valuation adjustments applied. Accordingly, these securities are categorized as Level 1. Assets utilizing Level 2 inputs include government agency securities, including direct issuance bonds, and corporate bonds. These assets are valued using third party pricing resources which generally use interest rates and yield curves observable at commonly quoted intervals of similar assets as observable inputs for pricing. Fair value for Level 3 is based upon the fair values determined using the probability-weighted expected return method, or PWERM, as discussed in Note 7.

Concentrations of credit risk and off-balance-sheet risk

Financial instruments that potentially subject the Company to credit risk primarily consist of cash and cash equivalents and available-for-sale marketable securities. The Company maintains its cash and cash equivalents and marketable securities with financial institutions. The Company is currently investing its excess cash in money market funds and other securities, and the management of these investments is not discretionary on the part of the financial institution. The Company's credit exposure on its marketable securities is limited by its diversification among United States government and agency debt securities. The Company has no significant off-balance-sheet risks such as foreign exchange contracts, option contracts, or other hedging arrangements.

Property and equipment

Property and equipment is stated at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets:

Furniture	3 years
Equipment	5 years
Software	3 years
Leasehold improvements	Shorter of lease or useful life of the asset

See Note 8, Property and Equipment.

Revenue recognition

To date, all of the Company's revenue has been generated under an option agreement. The Company recognized revenue ratably over the option period.

Research and development

The Company accounts for research and development costs by expensing such costs to operations as incurred. Research and development costs primarily consist of clinical testing costs, including payments in cash and stock made to contracted research organizations, personnel costs, outsourced research activities, laboratory supplies, and license fees.

Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are deferred and capitalized. The capitalized amounts will be expensed as the related goods are delivered or the services are performed.

Licensing agreements

Costs associated with licenses of technology are expensed as incurred, and are included in research and development expenses.

Impairment of long-lived assets

When impairment indicators exist, the Company's management evaluates long-lived assets for potential impairment. Potential impairment is assessed when there is evidence that events or changes in circumstances have occurred that indicate that the carrying amount of a long-lived asset may not be recovered. Recoverability of these assets is assessed based on undiscounted expected future cash flows from the assets, considering a number of factors, including past operating results, budgets and economic projections, market trends, and product development cycles. An impairment in the carrying value of each asset is assessed when the undiscounted expected future cash flows derived from the asset are less than its carrying value.

Impairments, if any, are recognized in earnings. An impairment loss would be recognized in an amount equal to the excess of the carrying amount over the undiscounted expected future cash flows. No impairment charges have been recognized since inception.

Segment information

Operating segments are defined as components of an enterprise engaging of business activities for which discrete financial information is available and regularly reviewed by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one operating segment and the Company operates in one geographic segment.

Income taxes

The Company accounts for income taxes under the liability method. Deferred tax assets and liabilities are determined based on differences between financial reporting and income tax basis of assets and liabilities, as well as net operating loss carryforwards, and are measured using the enacted tax laws that will be in effect when the differences reverse. Deferred tax assets are reduced by a valuation allowance to reflect the uncertainty associated with their ultimate realization. The effect on deferred taxes of a change in tax rate is recognized in income or loss in the period that includes the enactment date.

In July 2006, the FASB issued ASC No. 740-10, Accounting for Uncertainty in Income Taxes. ASC No. 740-10 establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns. ASC No. 740-10 requires the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense. The Company's adoption of ASC No. 740-10 in 2009 did not have a material effect on the Company's financial statements.

The Company uses judgment to determine the recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Any material interest and penalties related to unrecognized tax benefits are recognized in income tax expense.

Due to uncertainty surrounding the realization of the favorable tax attributes in future tax returns, the Company has recorded a full valuation allowance against otherwise realizable net deferred tax assets as of December 31, 2011 and 2010.

Redeemable convertible preferred stock

Prior to the Series A-1 Financing on May 17, 2011, the carrying value of the Company's Series B and Series C redeemable convertible preferred stock was adjusted by periodic accretions such that the carrying value will equal the redemption amount at the redemption date. The carrying value was also adjusted to reflect dividends that accrue quarterly on the Series B and C redeemable convertible preferred stock (Note 12). In connection with the recapitalization discussed in Note 4, the Company's Preferred Stock is no longer redeemable, other than upon a deemed liquidation event, as defined.

Preferred stock accounting

The Company accounts for an amendment that adds, deletes or significantly changes a substantive contractual term (e.g., one that is at least reasonably possible of being exercised), or fundamentally changes the nature of the preferred shares as an extinguishment (Note 4).

Financial instruments indexed to and potentially settled in the company's common stock

The Company evaluates all financial instruments issued in connection with its equity offerings when determining the proper accounting treatment for such instruments in the Company's financial statements. The Company considers a number of generally accepted accounting principles to determine such treatment and evaluates the features of the instrument to determine the appropriate accounting treatment. The Company utilizes the Black-Scholes method or other appropriate methods to determine the fair value of its derivative financial instruments. Key valuation factors in determining the fair value include, but are not limited to, the current stock price as of the date of measurement, the exercise price, the remaining contractual life, expected volatility for the instrument and the risk-free interest rate. For financial instruments that are determined to be classified as liabilities on the balance sheet, changes in fair value are recorded as a gain or loss in the Company's Statement of Operations with the corresponding amount recorded as an adjustment to the liability on its Balance Sheet.

Stock-based compensation

The Company recognizes the compensation cost of employee stock-based awards using the straight-line method over the requisite service period of the award. The Company accounts for transactions in which services are received from non-employees in exchange for equity instruments based on the estimated fair value of such services received or of the equity instruments issued, whichever is more reliably measured. The fair value of unvested non-employee awards are remeasured at each reporting period and expensed over the vesting term of the underlying stock options.

During the years ended December 31, 2011, 2010 and 2009, the Company recorded approximately $170, $100 and $100 of employee stock-based compensation expense, respectively. The Company estimates the fair value of each option award using the Black-Scholes-Merton option-pricing model. Weighted-average information and assumptions used in the option-pricing model for employee stock-based compensation are as follows.

	Year ended December 31,
	2011	2010	2009

Expected term (years)	6.25	6.25	6.25
Volatility	60%	58%	57 – 59%
Expected dividend yield	0%	0%	0%
Risk-free interest rates	1.35%	1.92%	2.6 – 2.7%

In calculating the estimated fair value of the Company's stock options, the Black-Scholes-Merton option-pricing model requires the consideration of the following six variables for purposes of estimating fair value:

–>
The stock option exercise price;

–>
The expected term of the option;

–>
The grant date price of the Company's common stock, which is issuable upon exercise of the option;

–>
The expected volatility of the Company's common stock;

–>
The expected dividends on the Company's common stock; and

–>
The risk-free interest rate for the expected option term.

The expected term of the stock options granted represents the period of time that options granted are expected to be outstanding. For options granted prior to January 1, 2008, the expected term was calculated using the "simplified" method as prescribed by the SEC's Staff Accounting Bulletin No. 107, Share-Based Payment. For options granted after January 1, 2008, the Company calculated the expected term using similar assumptions. The expected volatility is a measure of the amount by which the Company stock price is expected to fluctuate during the term of the options granted. The Company determines the expected volatility based on a review of the historical volatility of similar publicly held companies in the biotechnology field over a period commensurate with the option's expected term. The Company has never declared or paid any cash dividends on its common stock and does not expect to do so in the foreseeable future. Accordingly, it uses an expected dividend yield of zero. The risk-free interest rate is the implied yield available on U.S. Treasury issues with a remaining life consistent with the option's expected term on the date of grant. The Company applies an estimated forfeiture rate to current period expense to recognize compensation expense only for those awards expected to vest. The Company estimates forfeitures based upon historical data, adjusted for known trends, and will adjust the estimate of forfeitures if actual forfeitures differ or are expected to differ from such estimates. Subsequent changes in estimated forfeitures are recognized through a cumulative adjustment in the period of change and also will impact the amount of stock-based compensation expense in future periods. The forfeiture rate was estimated to be 3.7%, 2.8% and 2.4% for the years ended December 31, 2011, 2010 and 2009, respectively.

Net income (loss) per common share

Net income (loss) per common share is calculated using the two-class method, which is an earnings allocation formula that determines net income (loss) per share for the holders of the Company's common shares and participating securities. All series of Preferred Stock, excluding the Former Operating Company's Series A Convertible Preferred Stock, contain participation rights in any dividend paid by the Company and are deemed to be participating securities. Net income available to common shareholders and participating convertible preferred shares is allocated to each share on an as-converted basis as if all of the earnings for the period had been distributed. The participating securities do not include a contractual obligation to share in losses of the Company and are not included in the calculation of net loss per share in the periods that have a net loss.

Diluted net income per share is computed using the more dilutive of (a) the two-class method, or (b) the if-converted method. The Company allocates net income first to preferred stockholders based on dividend rights and then to common and preferred stockholders based on ownership interests. The weighted-average number of common shares outstanding gives effect to all potentially dilutive common equivalent shares, including outstanding stock options, warrants, and potential issuance of stock upon the issuance of Series A-6 Convertible Preferred Stock ("Series A-6") as settlement of the liability to Nordic Bioscience ("Nordic"). Common equivalent shares are excluded from the computation of diluted net income (loss) per share if their effect is anti-dilutive.

Comprehensive income (loss)

The Company discloses all components of comprehensive income (loss) on an annual basis. Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions, and other events and circumstances from non-owner sources, and consists of net loss and changes in unrealized gains (losses) on its available-for-sale marketable securities. Comprehensive loss was calculated as follows:

	Year ended December 31,
	2011	2010	2009

Net loss	$(42,476)	$(14,630)	$(15,089)
Unrealized (loss) gain on marketable securities	8	(18)	(232)

Comprehensive loss	$(42,468)	$(14,648)	$(15,321)

Recently adopted accounting standard

In October 2009, the FASB issued ASU 2009-13. ASU 2009-13 amends existing revenue recognition accounting pronouncements that are currently within the scope of FASB ASC Subtopic 605-25 (previously included within EITF 00-21, Revenue Arrangements with Multiple Deliverables ("EITF 00-21"). The consensus to ASU 2009-13 provides accounting principles and application guidance on whether multiple deliverables exist, how the arrangement should be separated, and the consideration allocated. This guidance eliminates the requirement to establish the fair value of undelivered products and services and instead provides for separate revenue recognition based upon management's estimate of the selling price for an undelivered item when there is no other means to determine the fair value of that undelivered item. EITF 00-21 previously required that the fair value of the undelivered item be the price of the item either sold in a separate transaction between unrelated third parties or the price charged for each item when the item is sold separately by the vendor. Under EITF 00-21, if the fair value of all of the elements in the arrangement was not determinable, then revenue was deferred until all of the items were delivered or fair value was determined. This new approach is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. On January 1, 2011, the Company adopted ASU 2009-13 on a prospective basis. The adoption did not have a material impact on the Company's financial position or results of operations, but could have an impact on how the Company accounts for any future collaboration agreements, should the Company enter into any such agreements in the future.

New accounting pronouncements

In December 2011, FASB issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities ("ASU No. 2011-11"), which will require disclosures for entities with financial instruments and derivatives that are either offset on the balance sheet in accordance with ASC 210-20-45 or ASC 815-10-45, or subject to a master netting arrangement. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. The Company has not completed its review of ASU No. 2011-11, but it does not expect its adoption to have a material impact on the Company's results of operations, financial position or cash flows.

In June 2011, FASB issued Accounting Standard Update No. 2011-05, Comprehensive Income ("ASU No. 2011-05"), which will require companies to present the components of net income and other comprehensive income ("OCI") either as one continuous statement or as two consecutive statements. ASU No. 2011-05 eliminates the option to present components of OCI as part of the statement of changes in stockholders' equity. The update does not change the items which must be reported in OCI, how such items are measured or when they must be reclassified to net income. In December 2011, FASB issued Accounting Standard Update No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05 ("ASU No. 2011-12"), which defers the requirement in ASU No. 2011-05 that companies present reclassification adjustments for each component of accumulated OCI and OCI. ASU No. 2011-05 was set to be effective for interim and annual periods beginning after December 15, 2011, but is deferred by ASU No. 2011-12. The Company does not expect ASU No. 2011-05 or ASU No. 2011-12 to have a material impact on its financial statements or results of operations.

In May 2011, FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 82)—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU No. 2011-04"). The amendments in this update will ensure that fair value has the same meaning in U.S. GAAP and in IFRS and that their respective fair value measurement and disclosure requirements are the same. This update is effective prospectively for interim and annual periods beginning after December 15, 2011. Early adoption by public entities is not permitted, and the Company is therefore required to adopt this ASU on January 1, 2012. The Company has not completed its review of ASU No. 2011-04, but it does not expect its adoption to have a material impact on the Company's results of operations, financial position or cash flows.

Net Income (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Net Loss Per Share
Net Income (Loss) Per Share

4. Net Income (Loss) Per Share

Basic and diluted net income (loss) per share is calculated as follows:

	Three months ended June 30,		Six months ended June 30,
(In thousands, except share and per share numbers)	2012	2011	2012	2011
Numerator:
Net loss	$(17,961)	$(17,588)	$(30,833)	$(22,597)
Extinguishment of preferred stock	—	60,937	—	60,937
Accretion of preferred stock	(3,456)	(2,719)	(6,810)	(5,595)
Earnings attributable to participating preferred stockholders	—	(39,229)	—	(31,732)
Earnings (loss) attributable to common stockholders - basic	(21,417)	1,401	(37,643)	1,013
Effect of dilutive convertible preferred stock	—	—	—	—
Earnings (loss) attributable to common stockholders - diluted	$(21,417)	$1,401	$(37,643)	$1,013

Denominator:
Weighted-average number of common shares used in earnings (loss) per share - basic	854,517	484,237	815,053	403,967
Effect of dilutive options to purchase common stock	—	409,113	—	261,193
Effect of dilutive convertible preferred stock	—	2,281,998	—	3,125,753
Weighted-average number of common shares used in earnings (loss) per share - diluted	854,517	3,175,348	815,053	3,790,913

Earnings (loss) per share - basic	$(25.06)	$2.89	$(46.18)	$2.51
Effect of dilutive options to purchase common stock	—	(1.32)	—	(0.99)
Effect of dilutive convertible preferred stock	—	(1.13)	—	(1.25)
Earnings (loss) per share - diluted	$(25.06)	$0.44	$(46.18)	$0.27

The following potentially dilutive securities, prior to the use of the treasury stock method, have been excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive:

	Three months ended		Six months ended
	June 30,		June 30,
	2012	2011	2012	2011
Convertible preferred stock	5,005,450	13,557,238	4,574,107	9,267,677
Options to purchase common stock	3,911,483	—	3,864,265	418,215
Warrants	15,000	4,154	15,000	4,154

5. Net loss per share

Basic and diluted net loss per share is calculated as follows:

	Year ended December 31,
	2011	2010	2009

	(In thousands, except share and per share amounts)
Numerator:
Net loss	$(42,476)	$(14,630)	$(15,089)
Extinguishment of preferred stock	60,937	—	—
Accretion of preferred stock	(10,933)	(12,143)	(11,405)
Earnings attributable to participating preferred stockholders	(7,275)	—	—

Earnings (loss) attributable to common stockholders—basic	253	(26,773)	(26,494)
Effect of dilutive convertible preferred stock	—	—	—

Earnings (loss) attributable to common stockholders—diluted	$253	$(26,773)	$(26,494)

Denominator:
Weighted-average number of common shares used in earnings (loss) per share—basic	499,944	320,942	320,424
Effect of dilutive options to purchase common stock	464,933	—	—
Effect of dilutive convertible preferred stock	2,489,399	—	—

Weighted-average number of common shares used in earnings (loss) per share—diluted	3,454,276	320,942	320,424

Earnings (loss) per share—basic	$0.51	$(83.42)	$(82.68)
Effect of dilutive options to purchase common stock	(0.24)	—	—
Effect of dilutive convertible preferred stock	(0.20)	—	—

Earnings (loss) per share—diluted	$0.07	$(83.42)	$(82.68)

The following potentially dilutive securities, prior to the use of the treasury stock method, have been excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive:

	Year ended December 31,
	2011	2010	2009

Convertible preferred stock	5,419,946	11,808,290	11,808,290
Options to purchase common stock	894,160	1,461,865	1,216,718
Warrants	8,860	1,333	1,333

Marketable Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Marketable Securities
Marketable Securities

5. Marketable Securities

Available-for-sale marketable securities consist of the following:

	June 30, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(In thousands)	Cost	Gains	Losses	Value
Marketable securities:
Corporate debt securities	2,513	—	(1)	2,512
Corporate commercial paper	21,234	11	—	21,245
U.S Government Securities	3,285	—	—	3,285

Total	$27,032	$11	$(1)	$27,042

	December 31, 2011
		Gross	Gross
	Carrying	Unrealized	Unrealized
(In thousands)	Value	Gains	Losses	Fair Value
Marketable securities:
Domestic corporate debt securities	10,260	—	(6)	10,254
Domestic corporate commercial paper	18,987	11	—	18,998
U.S. government securities	2,328	—	—	2,328
Total	$31,575	$11	$(6)	$31,580

The Company held 6 debt securities at June 30, 2012 that had been in an unrealized loss position for less than 12 months. The fair value on these securities was $5.8 million. The Company evaluated these securities for other-than-temporary impairments based on quantitative and qualitative factors. The Company considered the decline in market value for these 6 securities to be primarily attributable to current economic and market conditions.  It is not more likely than not that the Company will be required to sell these securities, and it does not intend to sell these securities before the recovery of their amortized cost bases. Based on the Company’s analysis, it does not consider these investments to be other-than-temporarily impaired as of June 30, 2012.

6. Marketable securities

Available-for-sale marketable securities and cash and cash equivalents consist of the following:

	December 31, 2011
	Carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

Cash and cash equivalents:
Cash	$5,003	$—	$—	$5,003
Money market	20,125	—	—	20,125
Domestic corporate commercial paper	—	—	—	—
Domestic corporate debt securities	—	—	—	—

Total	$25,128	$—	$—	$25,128

Marketable securities:
Domestic corporate debt securities	10,260	—	(6)	10,254
Domestic orporate commercial paper	18,987	11	—	18,998
U.S. government securities	2,328	—	—	2,328

Total	$31,575	$11	$(6)	$31,580

	December 31, 2010
	Carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

Cash and cash equivalents:
Cash	$232	$—	$—	$232
Money market	6,452	—	—	6,452
Domestic corporate commercial paper	2,892	—	—	2,892
Domestic corporate debt securities	1,006	—	—	1,006

Total	$10,582	$—	$—	$10,582

Marketable securities:
Domestic corporate debt securities	5,023	—	(3)	5,020
Domestic orporate commercial paper	2,949	—	—	2,949

Total	$7,972	$—	$(3)	$7,969

There were no debt securities that had been in an unrealized loss position for more than 12 months at December 31, 2011. The Company evaluated the securities for other-than-temporary impairments based on quantitative and qualitative factors, noting none. There were 7 debt securities that had been in an unrealized loss position for less than 12 months at December 31, 2011. The aggregate unrealized loss on these securities was $7 and the fair value was $8,015. The Company considered the decline in market value for these securities to be primarily attributable to current economic conditions. As it is not more likely than not that the Company will be required to sell these securities before the recovery of their amortized cost basis, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired as of December 31, 2011.

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Measurements
Fair Value Measurements

6. Fair Value Measurements

The Company has certain assets and liabilities recorded at fair value which have been classified as Level 1, 2 or 3 within the fair value hierarchy as described in the accounting standards for fair value measurements.

·                             Level 1—Quoted market prices in active markets for identical assets or liabilities. Assets utilizing Level 1 inputs include money market funds and bank deposits;

·                             Level 2—Inputs other than Level 1 inputs that are either directly or indirectly observable, such as quoted market prices, interest rates and yield curves. Assets utilizing Level 2 inputs include U.S. government securities, including direct issuance bonds and corporate bonds; and

·                             Level 3—Unobservable inputs developed using estimates and assumptions developed by the Company, which reflect those that a market participant would use.

The following table summarizes the financial instruments measured at fair value on a recurring basis in the accompanying balance sheet as of June 30, 2012 and December 31, 2011:

	June 30, 2012
(In thousands)	Level 1		Level 2	Level 3	Total

Assets
Marketable Securities
Domestic corporate debt securities	$		$2,512	$	$2,512
Domestic corporate commercial paper			21,245		21,245
U.S Government Securities			3,285		3,285
Stock dividend asset				3,706	3,706
		$—	$27,042	$3,706	$30,748

	June 30, 2012
(In thousands)	Level 1	Level 2	Level 3	Total

Liabilities
Warrant liability	$—	$—	$862	$862
Other liability			17,456	17,456

	$—	$—	$18,318	$18,318

Fair value for Level 1 is based on quoted market prices. Fair value for Level 2 is based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets. Inputs are obtained from various sources including market participants, dealers and brokers. Fair value for Level 3 is based upon the fair values determined using the probability-weighted expected return method, or PWERM, as discussed below. Changes in fair value of the Level 3 assets and liabilities are recorded as other income (expense) in the statement of operations.

The stock dividend asset represents the prepaid balance of the accrued stock dividend (“other liability” or “stock liability”) to issue shares of Series A-6 preferred stock (‘‘Series A-6’’) to Nordic Bioscience Clinical Development VII A/S (“Nordic”) (Note 12) and the amount of research and development expense related to stock dividend amounts being recognized ratably over the estimated per patient treatment period. The fair value of the stock liability is based upon the fair value of the Series A-6 shares as determined using PWERM, which considers the value of preferred and common stock based upon analysis of the future values for equity assuming various future outcomes. Accordingly, share value is based upon the probability weighted present value of expected future net cash flows, considering each of the possible future events, discount rate as determined using the capital asset pricing model, as well as the rights and preferences of each share class. PWERM is complex as it requires numerous assumptions relating to potential future outcomes of equity, hence, the use of this method can be applied: (i) when possible future outcomes can be predicted with reasonable certainty; and (ii) when there is a complex capital structure (i.e., several classes of preferred and common stock). The Company utilized the PWERM approach in its valuation based on the Company’s expectations regarding the time to becoming a listed, publicly-traded entity as well as the Company’s Series A-1 financing and the initiation of BA058 Injection Phase 3 study that resolved sufficient uncertainty regarding a discrete range of outcomes that could be identified and evaluated. As such, the valuation of the stock dividend asset was determined to be a Level 3 valuation.

The warrant liability represents the liability for the warrants issued to a placement agent and to the lenders in connection with the Company’s credit facility in the year ended December 31, 2011 and three months ended June 30, 2012. The warrant liability is calculated using the Black-Scholes option pricing method. This method of valuation includes using inputs such as the fair value of the Company’s various classes of preferred stock, historical volatility, the term of the warrant and risk-free interest rates. The fair value of the Company’s shares of common and preferred stock was estimated using PWERM, as described above. As such, the valuation of the warrant liability was determined to be a Level 3 liability.

The other liability represents the liability to issue shares of Series A-6 to Nordic for services rendered in connection with the Company’s Phase 3 clinical study of BA058 Injection (Note 12). The liability is calculated based upon the number of shares earned by Nordic through the performance of clinical trial services multiplied by the estimated fair value of the Company’s Series A-6 at each reporting date. The estimated fair value of the Series A-6 is determined using PWERM, as described above. As such the valuation of the other liability was determined to be a Level 3 liability.

The Company’s Level 3 fair value measurements, related to its stock dividend asset, warrant liability and other liability, are measurements of the fair value of the Company’s preferred stock. The following table provides quantitative information about the fair value measurement of the Company’s preferred stock, including significant unobservable inputs:

Instrument	Valuation Technique	Unobservable Input	Estimate
Preferred Stock	PWERM	· Time to becoming a listed, publicly-traded entity (years)	· 0.2 — 0.3
		· Probability of BA058 coming to market	· 70% — 80%
		· Discount rate	· 20% — 30%
		· Long-term revenue growth rate (1)	· 2% — 117%
		· Long-term revenue growth rate (2)	· 8% — 63%
		· Long-term pretax operating margin (3)	· 13% — 79%
		· Long-term pretax operating margin (4)	· 28% — 73%
		· Discount for lack of marketability	· 24% — 53%
	Market Comparable Companies	· Revenue multiple (5)	· 3.3 — 7.2

(1) Estimated long-term revenue growth rate in one scenario has the above range and an average of approximately 24% over 16 revenue years.

(2) Estimated long-term revenue growth rate in a second scenario has the above range and an average of approximately 20% over 16 revenue years.

(3) Estimated long-term pretax operating margin in one scenario has the above range after achieving positive pretax operating margin and an average of approximately 69% for 17 years.

(4) Estimated long-term pretax operating margin in a second scenario has the above range after achieving positive pretax operating margin and an average of approximately 59% for 17 years.

(5) Represents amounts used when the Company has determined that market participants would use such multiples when valuing the Company’s preferred stock.

As of June 30, 2012, the stock dividend asset, warrant liability and other liability have fair values of $3.7 million, $0.9 million and $17.5 million, respectively. Significant changes in the significant unobservable inputs used in the fair value measurement of the Company’s preferred stock in isolation would result in a significantly different fair value measurement of the stock dividend asset, warrant liability and other liability. Generally, a change in the assumption used for the probability of successful development is accompanied by a directionally similar change in the assumption used for the long-term revenue growth rate and long-term pretax operating margin and estimated fair value measurement of the Company’s preferred stock.

Significant increases (decreases) in the significant unobservable inputs used in the fair value measurement of the warrant liability and other liability in isolation would result in a significantly higher (lower) fair value measurement. Generally, a change in the assumption used for the probability of successful development is accompanied by a directionally similar change in the assumption used for the long-term revenue growth rate and long-term pretax operating margin.

The following table provides a rollforward of the fair value of the assets, where fair value is determined by Level 3 inputs:

(In thousands)
Balance at January 1, 2012	$3,379
Reductions	(173)
Change in fair value	500
Balance at June 30, 2012	$3,706

The following table provides a rollforward of the fair value of the liabilities, where fair value is determined by Level 3 inputs:

(In thousands)
Balance at January 1, 2012	$10,920
Additions	5,714
Change in fair value	1,684
Balance at June 30, 2012	$18,318

Additions represents i) the value of the liability for additional accrued shares of Series A-6 issuable to Nordic for services rendered in connection with the Company’s Phase 3 clinical study of BA058 Injection (Note 12) and ii) warrants issued the lenders in connection with the Company’s credit facility in the three months ended June 30, 2012.

The fair value of the Company’s notes payable is determined using current applicable rates for similar instruments as of the balance sheet date.  The carrying value of the Company’s notes payable approximates fair value because the Company’s interest rate is near current market rates.  The Company’s notes payable are Level 3 liabilities within the fair value hierarchy.

7. Fair value measurements

The following tables summarize the assets and liabilities measured at fair value on a recurring basis in the accompanying balance sheets as of December 31, 2011 and 2010 based on the criteria discussed in Note 2:

	December 31, 2011
	Level 1	Level 2	Level 3	Total

Assets
Cash and cash equivalents	$5,003	$—	$—	$5,003
Money market	20,125	—	—	20,125
Marketable securities:
Domestic corporate debt securities	—	10,254	—	10,254
Domestic orporate commercial paper	—	18,998	—	18,998
U.S. government securities	—	2,328	—	2,328
Stock dividend asset	—	—	3,379	3,379

	$25,128	$31,580	$3,379	$60,087

	December 31, 2011
	Level 1	Level 2	Level 3	Total

Liabilities
Warrant liability	$—	$—	$450	$450
Other liability	—	—	10,470	10,470

	$—	$—	$10,920	$10,920

	December 31, 2010
	Level 1	Level 2	Level 3	Total

Assets
Cash and cash equivalents	$10,582	$—	$—	$10,582
Marketable securities:
Domestic corporate debt securities	—	5,020	—	5,020
Domestic corporate commercial paper	—	2,949	—	2,949

	$10,582	$7,969	$—	$18,551

Fair value for Level 1 is based on quoted market prices. Fair value for Level 2 is based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets. Inputs are obtained from various sources including market participants, dealers and brokers. Fair value for Level 3 is based upon the fair values determined using the probability-weighted expected return method, or PWERM, as discussed below. Changes in fair value of the Level 3 assets and liabilities are recorded as other income (expense) in the statement of operations.

The stock dividend asset represents the prepaid balance of the accrued stock dividend ("other liability" or "stock liability") to issue shares of Series A-6 convertible preferred stock ("Series A-6") to Nordic (Note 16) and the amount of research and development expense related to stock dividend amounts being recognized ratably over the estimated per patient treatment period. The fair value of the stock liability is based upon the fair value of the Series A-6 shares as determined using PWERM, which considers the value of preferred and common stock based upon analysis of the future values for equity assuming various future outcomes. Accordingly, share value is based upon the probability-weighted present value of expected future net cash flows, considering each of the possible future events, discount rate as determined using the capital asset pricing model, as well as the rights and preferences of each share class. PWERM is complex as it requires numerous assumptions relating to potential future outcomes of equity, hence, the use of this method can be applied: (i) when possible future outcomes can be predicted with reasonable certainty; and (ii) when there is a complex capital structure (i.e., several classes of preferred and common stock). The Company had previously used the option-pricing method to value its common stock. The option-pricing method treats common stock and preferred stock as call options on the enterprise's value, with exercise prices based on the liquidation preference of the preferred stock. The Company utilized the PWERM approach in its most recent valuation based on the Company's expectations regarding the time to becoming a listed, publicly-traded entity as well as the recent Series A-1 financing and the initiation of BA058 Injection Phase 3 study that resolved sufficient uncertainty regarding a discrete range of outcomes that could be identified and evaluated. As such the valuation of the stock dividend and other current asset was determined to be a Level 3 valuation.

The warrant liability represents the liability for the warrants issued to the placement agent in connection with the Series A-1 Financings (Note 4) and to the lenders in connection with the Loan and Security Agreement (Note 11). The warrant liability is calculated using the Black-Scholes option pricing method. This method of valuation includes using inputs such as the fair value of the Company's various classes of preferred stock, historical volatility, the term of the warrant and risk free interest rates. The fair value of the Company's shares of common and preferred stock was estimated using PWERM, as described above. As such the valuation of the warrant liability was determined to be a Level 3 liability.

The other liability represents the liability to issue shares of Series A-6 to Nordic for services rendered in connection with the Company's Phase 3 clinical study of BA058 Injection (Note 16). The liability is calculated based upon the number of shares earned by Nordic through the performance of clinical trial services multiplied by the estimated fair value of the Company's Series A-6 at each reporting date. The estimated fair value of the Series A-6 is determined using PWERM, as described above. As such the valuation of the warrant liability was determined to be a Level 3 liability.

The following table provides a roll forward of the fair value of the assets, including stock paid to Nordic in advance of services being rendered, where fair value is determined by Level 3 inputs:

Balance at January 1, 2011	$—
Additions	3,482
Change in fair value	(103)

Balance at September 30, 2011	$3,379

The following table provides a roll forward of the fair value of the liabilities, including stock dividends payable to Nordic, where fair value is determined by Level 3 inputs:

Balance at January 1, 2011	$—
Additions	10,759
Change in fair value	161

Balance at September 30, 2011	$10,920

Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accrued Expenses
Accrued Expenses

7. Accrued Expenses

Accrued expenses consist of the following:

	June 30,	December 31,
(In thousands)	2012	2011

Research costs	$805	$2,276
Payroll and employee benefits	515	586
Professional fees	304	472
Vacation	118	79
Accrued interest on notes payable	392	177

Total accrued expenses	$2,134	$3,590

9. Accrued expenses

Accrued expenses consist of the following:

	December 31,
	2011	2010

Research costs	$2,276	$1,913
Payroll and employee benefits	586	473
Professional fees	472	243
Vacation	79	79
Restructuring	—	63
Interest	177	—

Total accrued expenses	$3,590	$2,771

Loan and Security Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Loan and Security Agreement
Loan and Security Agreement

8. Loan and Security Agreement

On May 29, 2012, the Company borrowed $12.5 million (“Term Loan C”) from Oxford Finance Corporation and General Electric Capital Corporation (collectively, the “Lender”) pursuant to the terms of the loan and security agreement (the “Loan and Security Agreement”) entered into between the Company and the Lender on May 23, 2011.

The Company is required to pay interest on Term Loan C on a monthly basis through and including November 1, 2012. Beginning December 1, 2012 through the maturity of Term Loan C on November 24, 2014, the Company will be required to make payments of outstanding principal and interest on Term Loan C in 25 payments of principal and interest, which are payable monthly in arrears with a final balloon payment of $1,250,000. Interest is payable on Term Loan C at an annual interest rate of 10%.

Upon the last payment date of Term Loan C, whether on the maturity date of one of the term loans, on the date of any prepayment or on the date of acceleration in the event of a default, the Company will be required to pay the Lender a final payment fee equal to 3.5% of Term Loan C. In addition, if the Company repays all or a portion of Term Loan C prior to maturity, it will pay the Lender a prepayment fee of 3% of the total amount prepaid if the prepayment occurs prior to the first anniversary of the funding of Term Loan C, 2% of the total amount prepaid if the prepayment occurs between the first and second anniversary of the funding of Term Loan C, and 1% of the total amount prepaid if the prepayment occurs on or after the second anniversary of the funding of Term Loan C.

In connection with the borrowings under Term Loan C, the Company issued to the Lender warrants to purchase 6,140 shares of the Company’s Series A-1 Preferred Stock (the “Warrants”). The Warrants are exercisable, in whole or in part, immediately, and have a per share exercise price of $81.42 and may be exercised on a cashless basis. The Warrants will expire on May 29, 2022. The exercise price may be adjusted in the event the Company issues shares of Series A-1 preferred stock (“Series A-1”) at a price lower than $81.42 per Warrants issued in connection with Term Loan C was $379,684 and was recorded as a discount to Term Loan C and is reflected in note payable in the balance sheet. The discount is being amortized to interest expense over the 30 month period that Term Loan C is outstanding. The Warrants are classified as a liability in the Company’s balance sheet and will be remeasured at their estimated fair value at each reporting period. The changes in fair value are recorded as other income (expense) in the Statement of Operations.

Future principal payments under the Loan and Security Agreement at June 30, 2012, are as follows:

Principal
(In thousands)	Payments
2012	$2,375
2013	8,188
2014	13,156
Total	$23,719
Current portion of note payable	6,313
Discount on current portion of note payable	(477)
Current portion of note payable, net of discount	$5,836

Discount on noncurrent portion of note payable	(323)
Note payable, net of current portion and discount	$17,083

11. Loan and security agreement

On May 23, 2011, the Company entered into a loan and security agreement (the "Loan and Security Agreement") with Oxford Finance LLC and General Electric Capital Corporation (collectively, the "Lender") pursuant to which the Lender agreed to lend the Company up to $25,000. Upon entering into the Loan and Security Agreement, the Company borrowed $6,250 from the Lender ("Term Loan A") on May 23, 2011 and an additional $6,250 from the Lender ("Term Loan B") on November 21, 2011. Under the terms of the Loan and Security Agreement, the Company may, in its sole discretion, subject to customary conditions, borrow from the Lender up to an additional $12,500, at any time on or before May 22, 2012 ("Term Loan C," collectively with Term Loan A and Term Loan B, the "Term Loans"). The Company's obligations under the Loan and Security Agreement are secured by a first priority security interest in substantially all of the assets of the Company.

The Company is required to pay interest on the outstanding Term Loan A on a monthly basis through and including December 1, 2011. Beginning December 1, 2011 through the maturity of Term Loan A on November 22, 2014, the Company will be required to make payments of outstanding principal and interest on Term Loan A in 36 equal monthly installments. Interest is payable on Term Loan A at an annual interest rate of 10.16%. The Company is required to pay interest on the outstanding Term Loan B on a monthly basis through and including June 1, 2012. Beginning June 1, 2012, through the maturity of Term Loan B on November 24, 2014, the Company will be required to make payments of outstanding principal and interest on Term Loan B in 36 equal monthly installments. Interest is payable on Term Loan B at an annual interest rate of 10%. If the Company enters into Term Loan C, interest on the term loan will accrue at an annual fixed rate equal to greater of (i) 10% or (ii) the sum of (a) the three-year Treasury Rate as published by the Board of Governors of the Federal Reserve System in Federal Reserve Statistical Release H.15 entitled "Selected Interest Rates," plus (b) 9.19%. Payments due under Term Loan C, if borrowed, are interest only, payable monthly, in arrears, for six months following the funding of each term loan, and will consist of 36 and 30 payments of principal and interest, respectively, which are payable monthly, in arrears, and all unpaid principal and accrued and unpaid interest on Term Loan C would be due and payable 42 months after the funding of any each term loan.

Upon the last payment date of the amounts borrowed under the Loan and Security Agreement, whether on the maturity date of one of the Term Loans, on the date of any prepayment or on the date of acceleration in the event of a default, the Company will be required to pay the Lender a final payment fee equal to 3.5% of any of the Term Loans borrowed. In addition, if the Company repays all or a portion of the Term Loans prior to maturity, it will pay the Lender a prepayment fee of 3% of the total amount prepaid if the prepayment occurs prior to the first anniversary of the funding of the relevant Term Loan, 2% of the total amount prepaid if the prepayment occurs between the first and second anniversary of the funding of the relevant Term Loan, and 1% of the total amount prepaid if the prepayment occurs on or after the second anniversary of the funding of the relevant Term Loan.

Upon the occurrence of an event of default, including payment defaults, breaches of covenants, a material adverse change in the collateral, the Company's business, operations or condition (financial or otherwise) and certain levies, attachments and other restraints on the Company's business, the interest rate will be increased by five percentage points and all outstanding obligations will become immediately due and payable. The Loan and Security Agreement also contains a subjective acceleration clause, which provides the Lender the ability to demand repayment of the loan early upon a material adverse change, as defined. The portion of the Term Loan A and Term Loan B that is not due within 12 months of December 31, 2011 has been classified as long-term, as the Company believes a material adverse change is remote.

In connection with each Term Loan, the Company issued to the Lender a Warrant to purchase 3,070 shares of the Company's Series A-1 Preferred Stock (the "Warrant"). The Warrants are exercisable, in whole or in part, immediately, and has a per share exercise price of $81.42 and may be exercised on a cashless basis. The Warrants each have a term of 10 years. The exercise price may be adjusted in the event the Company issues shares of the Series A-1 at a price lower than $81.42 per share. The Warrants are classified as a liability in the Company's balance sheet and will be remeasured at their estimated fair value at each reporting period. The changes in fair value are recorded as other income (expense) in the Statement of Operations.

The initial fair value of the Warrant issued in connection with Term Loan A was $183 and was recorded as a discount to Term Loan A. The fair value of the warrant at December 31, 2011 was $173. The Company also paid the Lender a facility fee of $250 and reimbursed the Lender certain costs associated with the Loan and Security Agreement of $117, both of which were also recorded as a discount to Term Loan A. The discount is being amortized to interest expense over the 42 month period that Term Loan A is outstanding using the effective interest method.

The initial fair value of the Warrant issued in connection with Term Loan B was $178 and was recorded as a discount to Term Loan B. The fair value of the warrant at December 31, 2011 was $176. The Company also reimbursed the Lender certain costs associated with Term Loan B of $18, which was also recorded as a discount to Term Loan B. The discount is being amortized to interest expense over the 42 month period that Term Loan B is outstanding using the effective interest method.

Future principal payments under the Loan and Security Agreement at December 31, 2011, are as follows:

Principal payments

2012	$3,188
2013	4,125
2014	5,031

Total	$12,344

Current portion of net payable	3,188
Discount on current portion of note payable	(308)

Current portion of net payable, net of discount	$2,880

Discount on noncurrent portion of note payable	(270)

Note payable, net of current portion and discount	$8,886

Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Convertible Preferred Stock and Redeemable Convertible Preferred Stock
Convertible Preferred Stock

9. Convertible Preferred Stock

The rights, preferences, and privileges of the Series A-1, Series A-2 preferred stock (“Series A-2”), Series A-3 preferred stock (“Series A-3”), Series A-4 preferred stock (“Series A-4”), Series A-5 preferred stock (“Series A-5”) and Series A-6 are as follows:

Conversion

Each preferred stockholder has the right, at their option at any time, to convert any such shares of Preferred Stock into such number of fully paid shares of Common Stock as is determined by dividing the original purchase price of $81.42 by the conversion price (“Optional Conversion”). The conversion price of the Preferred Stock as of June 30, 2012 was $8.142 per share (the “Conversion Price”), which represents a conversion ratio of one share of Preferred Stock into ten shares of Common Stock.  Upon the Optional Conversion, the holder of the converted Preferred Stock is entitled to payment of all accrued, whether or not declared, but unpaid dividend in shares of the Common Stock of the Company at the then effective conversion price of shares of Preferred Stock.

Each share of Preferred Stock is automatically convertible into fully paid and non-assessable shares of Common Stock at the applicable Conversion Price then in effect upon (i) a vote of the holders of at least 70% of the outstanding shares of Series A-1, Series A-2 and Series A-3 to convert all shares of Preferred Stock or (ii) the Common Stock becoming listed for trading on a national stock exchange (“Special Mandatory Conversion”). Upon a Special Mandatory Conversion, all accrued, whether or not declared, but unpaid dividends shall be paid in cash or shares of Common Stock (calculated based on the then effective conversion price of the Series A-1) at the discretion of the Company’s Board of Directors.

Redemption

The shares of Preferred Stock are not currently redeemable.

Dividends

Holders of shares of Series A-1 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a quarterly basis commencing on the date of issuance of the shares of Series A-1. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to Common Stock as described above. The holders of shares of Series A-1 are also entitled to dividends declared or paid on any shares of Common Stock.

Following payment in full of required dividends to the holders of Series A-1, holders of Series A-2 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a quarterly basis commencing on the date of issuance of the shares of Series A-2. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to Common Stock as described above. holders of shares of Series A-2 are also entitled to dividends declared or paid on any shares of Common Stock.

Following payment in full of required dividends to the holders of Series A-1 and Series A-2, holders of Series A-3 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a quarterly basis commencing on the date of issuance of the shares of Series A-3.  Dividends are payable, as accrued, upon liquidation, event of sale and conversion to Common Stock as described above. The holders of shares of Series A-3 are also entitled to dividends declared or paid on any shares of Common Stock.

Without regard to the payment of required dividends to the holders of Series A-1, Series A-2 and Series A-3, holders of Series A-5 are entitled to receive the Series A-5 Accruing Dividend paid in shares of Series A-6 as described in Note 12.  Holders of shares of Series A-6 are entitled to receive dividends on shares of Series A-6, when and if declared by the Board of Directors at a rate to be determined by the Board of Directors.  Dividends are payable, as accrued, upon liquidation, event of sale and conversion to Common Stock as described above. The holders of shares of Series A-5 and Series A-6 are also entitled to dividends declared or paid on any shares of Common Stock.

Following payment in full of required dividends to the holders of Series A-1, Series A-2, Series A-3 and Series A-5, holders of Series A-4 are entitled to receive dividends on shares of Series A-4, when and if declared by the Board of Directors at a rate to be determined by the Board of Directors. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to Common Stock as described above. The holders of shares of Series A-4 are also entitled to dividends declared or paid on any shares of Common Stock.

Dividends on the Preferred Stock are payable, at the sole discretion of the Board of Directors, in cash or in shares of the Company’s Common Stock, when and if declared by the Board of Directors, upon liquidation or upon an event of sale at the current market price of shares of Common Stock. Upon Optional Conversion, dividends are payable in shares of the Common Stock at the then effective conversion price of shares of Preferred Stock.

The Company has accrued dividends of $5.0 million, $7.3 million and $1.1 million on Series A-1, Series A-2 and Series A-3, respectively, as of June 30, 2012.

Voting

The preferred stockholders are entitled to vote together with the holders of the Common Stock as one class on an as-if converted basis.

In addition, as long as the shares of Series A-1 are outstanding, the holders of Series A-1, voting as a separate class, have the right to elect two members of the Company’s Board of Directors.

Liquidation

The shares of Series A-1 rank senior to all other classes of Preferred Stock. Series A-2 ranks junior to Series A-1 and senior to Series A-3, Series A-4, Series A-5 and Series A-6.  Series A-3, Series A-5 and Series A-6 rank equally but junior to Series A-1 and Series A-2 and senior to Series A-4. Series A-4 ranks senior to the Company’s Common Stock.

In the event of a liquidation, dissolution, or winding-up of the Company, the holders of the Series A-1 are entitled to be paid first out of the assets available for distribution, before any payment is made to the Series A-2, Series A-3, Series A-4, Series A-5 and Series A-6. Payment to the holders of Series A-1 shall consist of the original issuance price of $81.42, plus all accrued but unpaid dividends. After the distribution to the holders Series A-1, the holders of Series A-2 will be entitled to receive an amount per share equal to the original purchase price per share of $81.42, plus any accrued but unpaid dividends. After the distribution to the holders Series A-1 and Series A-2, the holders of Series A-3, Series A-5 and Series A-6 will be entitled to receive an amount per share equal to the original purchase price per share of $81.42, plus any accrued but unpaid or declared and unpaid dividends, as appropriate. After the distribution to the holders Series A-1, Series A-2, Series A-3, Series A-5 and Series A-6, the holders of Series A-4 will be entitled to receive an amount per share equal to the original purchase price per share of $81.42, plus any declared and unpaid dividends. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-1, the assets will be distributed ratably among the holders of Series A-1 in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-2, the assets will be distributed ratably among the holders of Series A-2 in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-3, Series A-5 and Series A-6, the assets will be distributed ratably among the holders of Series A-3, Series A-5 and Series A-6 in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-4, the assets will be distributed ratably among the holders of Series A-4 in proportion to their aggregate liquidation preference amounts. After all liquidation preference payments have been made to the holders of the Preferred Stock, the holders of the Preferred Stock shall participate in the distribution of the remaining assets with the holders of the Company’s Common Stock on an as-if converted basis.

In the event of, and simultaneously with, the closing of an event of sale of the Company (as defined in the Company’s Amended Articles of Incorporation), the Company shall redeem all of the shares of Series A-1, Series A-2, Series A-3, Series A-4, Series A-5 and Series A-6 then outstanding at the Special Liquidation Price, as defined. If the event of sale involves consideration other than cash, the Special Liquidation Price may be paid with such consideration having a value equal to the Special Liquidation Price. The Special Liquidation Price shall be equal to an amount per share, which would be received by each Preferred Stockholder if, in connection with the event of sale, all the consideration paid in exchange for the assets or the shares of capital stock of the Company was actually paid to and received by the Company, and the Company was immediately liquidated thereafter and its assets distributed pursuant to the liquidation terms above.

12. Convertible preferred stock and redeemable convertible preferred stock

Redeemable Convertible Preferred Stock

The rights, preferences, and privileges of the Series A Preferred Stock, Series B Preferred Stock, and Series C Preferred Stock (collectively, the "Old Preferred Stock") which were outstanding as of December 31, 2010 are as follows:

Conversion

Each Preferred stockholder has the right, at their option at any time, to convert any such shares of Old Preferred Stock into such number of fully paid shares as is determined by dividing the original purchase price by the conversion price. The conversion price of the Old Preferred Stock as of December 31, 2009 and 2010 was $8.14 and $15.00 per share for Series C Preferred Stock and for Series B and A Preferred Stock, respectively, which in each case represents a 1 for 1 conversion ratio to common stock.

Redemption

At the request of holders of at least 68% in voting power of the shares of Series B and Series C Preferred Stock then outstanding, made at any time on or after the fourth anniversary of the original Series C Preferred Stock issuance date, the Company will be required to redeem all of the outstanding shares of Series B and Series C Preferred Stock at a redemption price equal to the original Series B or Series C Preferred Stock purchase price of $15.00 and $8.14, respectively, plus any declared or accrued but unpaid dividends. Dividends accrue at 8% per annum, compounding annually, commencing on the date of issuance of the Series B and C Preferred Stock, respectively.

If the Company, at any time, breaches any of its representations, warranties, covenants, and/or agreements set forth in the Stockholders' Agreements between the Company and the Series B and Series C Preferred Stockholders specified in those agreements, holders of at least 68% of the voting power of the Series B and Series C Preferred Stock may elect, at their sole discretion, if the breach is not cured within 60 days, to accelerate the maturity of the rights of all the Series B and Series C Preferred Stockholders and cause the immediate redemption of all the shares of Series B and Series C Preferred Stock.

The Series A Preferred Stock is not redeemable.

Dividends

Following payment in full of required dividends to the holders of Series C Stock and Series B Stock, Series A Preferred Stockholders are entitled to receive dividends on shares of Series A Preferred Stock, when, if and as declared by the board of directors at a rate to be determined by the board of directors.

Following payment in full of required dividends to the holders of Series C Stock, Series B Preferred Stockholders are entitled to receive dividends at the rate of 8% per annum, compounding annually, which will accrue on a quarterly basis commencing on the date of issuance of the Series B Preferred Stock. Dividends will be payable, as accrued, upon liquidation, event of sale, redemption date, and conversion to common stock (whether declared or not) as specified in the Stockholders' Agreement. The holders of shares of Series B Preferred Stock are also entitled to dividends declared or paid on any shares of common stock.

Series C Preferred Stockholders are entitled to receive dividends at the rate of 8% per annum, compounding annually, which will accrue on a quarterly basis commencing on the date of issuance of the Series C Preferred Stock. Dividends will be payable, as accrued, upon liquidation, event of sale, redemption date, and conversion to common stock as (whether declared or not) specified in the Stockholders' Agreement. The holders of shares of Series C Preferred Stock are also entitled to dividends declared or paid on any shares of common stock.

Voting

The Old Preferred Stockholders are entitled to vote together with the holders of the common stock as one class on an as if converted basis.

In addition, the Series B and Series C Preferred Stockholders, voting as a separate class (Senior Preferred Stockholders), have the exclusive right to elect six members of the board of directors.

Liquidation

The Series C Preferred Stock ranks senior and prior to the Series B Preferred Stock, Series A Preferred Stock, and the Company's common stock. The Series B Preferred Stock ranks senior and prior to the Series A Preferred Stock and the Company's common stock, and junior to the Series C Preferred Stock. The Series A Preferred Stock ranks senior and prior to the Company's common stock.

In the event of a liquidation, dissolution, or winding-up of the Company, the holders of the Series C Preferred Stock are entitled to be paid first out of the assets available for distribution, before any payment shall be made to the Series B and Series A Preferred Stockholders. Payment to the Series C Preferred Stockholders shall consist of the original issuance price of $8.14, plus all accrued but unpaid dividends and interest. After the distribution to the Series C Preferred Stockholders, the holders of Series B Preferred Stock, and then Series A Preferred Stock, will be entitled to receive an amount per share equal to the original purchase price per share of $15.00, plus any declared and unpaid dividends. If the assets of the Company are insufficient to pay the full preferential amounts to the Series C Preferred Stockholders, the assets will be distributed ratably among the Series C Preferred Stockholders in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the Series B and Series A Preferred Stockholders, after payment to the Series C Preferred Stockholders, the Series B Stockholders shall first share ratably in any remaining distribution of assets according to the respective amounts which would be repayable to them in respect of the shares of Series B Preferred Stock held upon such distribution. The Series A Preferred Stockholders would only share in the distribution of assets once the Series B Preferred Stockholders have received their full preferential amounts.

In the event of, and simultaneously with, the closing of an Event of Sale of the Company (as defined in the Stockholders' Agreement), the Company shall redeem all of the shares of Series A, Series B, and Series C Preferred Stock then outstanding at the Special Liquidation Price. If the Event of Sale involves consideration other than cash, the Special Liquidation Price may be paid with such consideration having a value equal to the Special Liquidation Price. The Special Liquidation Price shall be equal to an amount per share, which would be received by each Old Preferred Stockholder if, in connection with the Event of Sale, all the consideration paid in exchange for the assets or the shares of capital stock of the Company was actually paid to and received by the Company, and the Company was immediately liquidated thereafter and its assets distributed pursuant to the liquidation terms above.

Convertible Preferred Stock

The rights, preferences, and privileges of the Series A-1, Series A-2, Series A-3, Series A-4, Series A-5 and Series A-6 Preferred Stock (collectively, the "New Preferred Stock"), which were authorized as part of the recapitalization and financing, and in connection with the Merger, are as follows:

Conversion

Each holder of New Preferred Stock has the right, at their option at any time, to convert any such shares of New Preferred Stock into such number of fully paid shares of Common Stock as is determined by dividing the original purchase price of $81.42 by the conversion price ("Optional Conversion"). The conversion price of the New Preferred Stock as of December 31, 2011 was $8.142 per share (the "Conversion Price"), which represents a conversion ratio of one share of New Preferred Stock into ten shares of Common Stock. Upon the Optional Conversion, the holder of the converted New Preferred Stock is entitled to payment of all accrued, whether or not declared, but unpaid dividend in shares of the Common Stock of the Company at the then effective conversion price of shares of New Preferred Stock.

In the event an investor does not timely and completely fulfill their future funding obligations as defined in the Purchase Agreement (as described in Note 4) (i) the shares of the New Preferred Stock then held by the investor automatically convert into shares of the Company's common stock at a rate of one share of common stock for every ten shares of New Preferred Stock to be converted and (ii) the Company has the right to repurchase all of the shares of Common Stock issued upon conversion at a purchase price equal to the par value of the repurchased shares of Common Stock ("Subsequent Closing Adjustment"). Upon a Subsequent Closing Adjustment, the holder of the converted New Preferred Stock is entitled to payment of any declared or accrued, but unpaid, dividends in shares of the Common Stock of the Company.

Each share of the New Preferred Stock is automatically convertible into fully paid and non-assessable shares of Common Stock at the applicable Conversion Price then in effect upon (i) a vote of the holders of at least 70% of the outstanding shares of Series A-1, Series A-2 and Series A-3 to convert all shares of New Preferred Stock or (ii) the Common Stock becoming listed for trading on a national stock exchange ("Special Mandatory Conversion"). Upon a Special Mandatory Conversion, all accrued, whether or not declared, but unpaid dividends shall be paid in cash or shares at the discretion of the Company's board of directors, at the then effective conversion price of shares of New Preferred Stock.

Redemption

The shares of New Preferred Stock are not currently redeemable.

Dividends

Holders of shares of Series A-1 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a quarterly basis commencing on the date of issuance of the shares of Series A-1. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to common stock as described above. The holders of shares of Series A-1 are also entitled to dividends declared or paid on any shares of Common Stock.

Following payment in full of required dividends to the holders of Series A-1, holders of Series A-2 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a quarterly basis commencing on the date of issuance of the shares of Series A-2. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to common stock as described above. The holders of shares of Series A-2 are also entitled to dividends declared or paid on any shares of Common Stock.

Following payment in full of required dividends to the holders of Series A-1 and Series A-2, holders of Series A-3 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a quarterly basis commencing on the date of issuance of the shares of Series A-3. Holders of Series A-5 are entitled to receive the Series A-5 Accruing Dividend paid in shares of Series A-6 as described in Note 14. Holders of shares of Series A-6 are entitled to receive dividends on shares of Series A-6, when and if declared by the board of directors at a rate to be determined by the board of directors. Dividends are payable, as accrued, upon liquidation, event of sale and conversion to Common Stock as described above. The holders of shares of Series A-3, A-5 and A-6 are also entitled to dividends declared or paid on any shares of Common Stock.

Following payment in full of required dividends to the holders of Series A-1, Series A-2, Series A-3, and Series A-5, holders of Series A-4 are entitled to receive dividends on shares of Series A-4, when and if declared by the board of directors at a rate to be determined by the board of directors. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to Common Stock as described above. The holders of shares of Series A-4 are also entitled to dividends declared or paid on any shares of Common Stock.

Dividends on the New Preferred Stock are payable, at the sole discretion of the board of directors, in cash or in shares of the Company's common stock, when and if declared by the board of directors, upon liquidation or upon an event of sale at the current market price of shares of common stock. Upon optional conversion, dividends are payable in shares of the common stock at the then effective conversion price of shares of Preferred Stock.

The Company has accrued dividends of $1,968, $4,000 and $579 on Series A-1, A-2 and A-3, respectively, as of December 31, 2011.

Voting

The New Preferred Stockholders are entitled to vote together with the holders of the Common Stock as one class on an as-if converted basis.

In addition, as long as the shares of Series A-1 are outstanding, the holders of Series A-1, voting as a separate class, have the right to elect two members of the Company's board of directors.

Liquidation

The shares of Series A-1 rank senior to all other classes of New Preferred Stock. Series A-2 ranks junior to Series A-1 and senior to Series A-3, Series A-4, Series A-5 and Series A-6. Series A-3, Series A-5 and Series A-6 rank equally but junior to Series A-1 and Series A-2 and senior to Series A-4. Series A-4 ranks senior to the Company's Common Stock.

In the event of a liquidation, dissolution, or winding-up of the Company, the holders of the Series A-1 are entitled to be paid first out of the assets available for distribution, before any payment is made to the Series A-2, Series A-3, Series A-4, Series A-5 and Series A-6. Payment to the holders of Series A-1 shall consist of the original issuance price of $81.42, plus all accrued but unpaid dividends. After the distribution to the holders Series A-1, the holders of Series A-2, will be entitled to receive an amount per share equal to the original purchase price per share of $81.42, plus any accrued but unpaid dividends. After the distribution to the holders Series A-1 and Series A-2, the holders of Series A-3, Series A-5 and Series A-6, will be entitled to receive an amount per share equal to the original purchase price per share of $81.42, plus any accrued but unpaid or declared and unpaid dividends, as appropriate. After the distribution to the holders Series A-1, Series A-2, Series A-3, Series A-5 and Series A-6, the holders of Series A-4 will be entitled to receive an amount per share equal to the original purchase price per share of $81.42, plus any declared and unpaid dividends. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-1, the assets will be distributed ratably among the holders of Series A-1 in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-2, the assets will be distributed ratably among the holders of Series A-2 in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-3, Series A-5 and Series A-6, the assets will be distributed ratably among the holders of Series A-3, Series A-5 and Series A-6 in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-4, the assets will be distributed ratably among the holders of Series A-4 in proportion to their aggregate liquidation preference amounts. After all liquidation preference payments have been made to the holders of the New Preferred Stock, the holders of the New Preferred Stock shall participate in the distribution of the remaining assets with the holders of the Company's Common Stock on an as-if converted basis.

In the event of, and simultaneously with, the closing of an event of sale of the Company (as defined in the Company's Amended Articles of Incorporation), the Company shall redeem all of the shares of Series A-1, Series A-2, Series A-3, Series A-4, Series A-5 and Series A-6 then outstanding at the Special Liquidation Price, as defined. If the event of sale involves consideration other than cash, the Special Liquidation Price may be paid with such consideration having a value equal to the Special Liquidation Price. The Special Liquidation Price shall be equal to an amount per share, which would be received by each New Preferred Stockholder if, in connection with the event of sale, all the consideration paid in exchange for the assets or the shares of capital stock of the Company was actually paid to and received by the Company, and the Company was immediately liquidated thereafter and its assets distributed pursuant to the liquidation terms above.

Registration rights

In accordance with the Amended and Restated Stockholders Agreement (the "Stockholders Agreement"), the Company was required to file a registration statement with the Securities and Exchange Commission (the "SEC") covering the registration of at least 85% of the outstanding shares of the New Preferred Stock within 60 days of the closing of the Merger. Pursuant to the terms of the Stockholders Agreement, if the registration statement was not filed within 60 days of the closing of the Merger or if the registration statement was not been declared effective by the SEC at the later of (i) 90 days after the closing date of the Merger or (ii) in the event the SEC reviews the registration statement and has comments, 180 days after the closing of the Merger, the Company would have been required to pay liquidated damages on a monthly basis equal to 1% of the aggregate purchase price paid by the holders of the New Preferred Stock. The total amount of liquidated damages was limited to 16% of the aggregate purchase price paid by the holders of the New Preferred Stock. The Company filed its registration statement and was declared effective and therefore was not required to pay these damages.

Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-based Compensation
Stock-based Compensation

10. Stock-based Compensation

A summary of stock option activity is as follows:

(In thousands, except for per share amounts)	Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Life (In Years)	Aggregate Intrinsic Value

Options outstanding at December 31, 2011	3,950	$2.94
Granted	198	4.21
Exercised	(210)	1.23
Cancelled	(1)	1.20

Options outstanding at June 30, 2012	3,937	$3.10	8.57	$4,617

Options exercisable at June 30, 2012	1,030	$1.53	6.21	$2,826

Options vested or expected to vest at June 30, 2012	3,827	$3.10	8.57	$4,257

The total grant-date fair value of stock options that vested during the three- and six-month periods ended June 30, 2012 was approximately $130,000 and $270,000, respectively. The aggregate intrinsic value of options that vested during the three- and six-month periods ended June 30, 2012 was approximately $155,000 and $286,000 respectively.

As of June 30, 2012, there was approximately $4.8 million of total unrecognized compensation expense related to unvested employee share-based compensation arrangements, which is expected to be recognized over a weighted-average period of approximately 3.5 years.

14. Stock-based compensation

The company recognizes compensation cost of employee stock-based awards using the straight-line method over the requisite service period of the award, which is typically the vesting period, based on their fair values as of the date of grant.

The Company has the following stock-based compensation plans as of December 31, 2011 under which equity awards have been granted to employees, directors and consultants:

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2003 Long-Term Incentive Plan; and

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2011 Equity Incentive Plan.

The 2011 Equity Incentive Plan replaced the 2003 Long-Term Incentive Plan when the board of directors approved the new plan on November 7, 2011. As of December 31, 2011, an aggregate of approximately 4,671,000 shares have been authorized for issuance under the Company's stock-based compensation plans, with approximately 3,950,000 options outstanding. The number of common shares available for granting of future awards to employees and directors under these plans was 250,000 at December 31, 2011.

2003 Long-Term Incentive Plan

The Company's 2003 Long-Term Incentive Plan (the "Incentive Plan") provides for the granting of incentive stock options and nonqualified options to key employees, directors and consultants of the Company. The exercise price of the incentive stock options, as determined by the board of directors, must be at least 100% (110% in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company's common stock) of the common stock fair value as of the date of the grant. The provisions of the Incentive Plan limit the exercise of incentive stock options, but in no case may the exercise period extend beyond ten years from the date of grant (five years in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company's common stock). Stock options generally vest over a four-year period. Certain options contain explicit performance conditions. The Company authorized approximately 2,016,000 shares of common stock for issuance under the Incentive Plan.

2011 Equity Incentive Plan

The Company's 2011 Equity Incentive Plan (the "Equity Plan") provides for the granting of incentive stock options and nonqualified options to key employees, directors and consultants of the Company. The exercise price of the incentive stock options, as determined by the board of directors, must be at least 100% (110% in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company's common stock) of the common stock fair value as of the date of the grant. The provisions of the Incentive Plan limit the exercise of incentive stock options, but in no case may the exercise period extend beyond ten years from the date of grant (five years in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company's common stock). Stock options generally vest over a four-year period. Certain options contain explicit performance conditions. The Company has authorized approximately 2,655,000 shares of common stock for issuance under the Equity Plan. In addition, the shares remaining available for issuance under the Incentive Plan were assumed as shares authorized under the Equity Plan.

A summary of stock option activity for the year ended December 31, 2011 is as follows:

	Shares	Weighted- average exercise price (in dollars per share)	Weighted- average contractual life (in years)	Aggregate intrinsic value

	(In thousands, except per share amounts)
Options outstanding at December 31, 2010	1,462	$1.20
Granted	2,831	3.69
Exercised	(220)	0.93
Cancelled	(123)	2.71

Options outstanding at December 31, 2011	3,950	$2.94	8.55	$3,744

Options exercisable at December 31, 2011	1,077	$1.31	5.09	$2,784

Options vested or expected to vest at December 31, 2011	3,843	$2.94	8.55	$3,708

The weighted-average grant-date fair value of options granted during 2011, 2010 and 2009 was $2.07, $0.60 and $0.75, respectively. The total grant-date fair value of stock options that vested during 2011 was approximately $384. The aggregate intrinsic value of options exercised (i.e., the difference between the market price at exercise and the price paid by employees to exercise the option) during 2011 was approximately $229.

During the years ended 2011, 2010 and 2009, the Company's board of directors granted approximately 317,000, 258,000 and 2,000 stock options, respectively, to Board members of the Company. The Company records stock-based compensation expense for such options using the straight-line method over the requisite service period of the award, which is typically the vesting period, based on their fair values as of the date of grant. During the years ended December 31, 2011, 2010 and 2009, the Company recorded approximately $131, $34 and $25 of stock-based compensation expense related to non-employee awards, respectively.

Valuation and expense information

The following table summarizes stock-based compensation expense by financial statement line:

	Years ended
	December 31, 2011	December 31, 2010	December 31, 2009

Research and development	$118	$37	$143
General and administrative	186	97	(19)

Share-based compensation expense included in operating expenses	$304	$134	$125

As of December 31, 2011, there was approximately $5,060 of total unrecognized compensation expense related to unvested employee share-based compensation arrangements, which is expected to be recognized over a weighted-average period of approximately 4.0 years.

The Company used the Black-Scholes option valuation model to estimate the grant date fair value of its employee stock options. The weighted-average assumptions used in the Black-Scholes option valuation model and the resulting weighted-average estimated grant date fair values of our employee stock options were as follows for the years ended December 31, 2011, 2010, and 2009:

	Year ended December 31,
	2011	2010	2009

Expected term (years)	6.25	6.25	6.25
Volatility	60%	58%	57 – 59%
Expected dividend yield	0%	0%	0%
Risk-free interest rates	1.35%	1.92%	2.6 – 2.7%

The expected term of the stock options granted represents the period of time that options granted are expected to be outstanding. For options granted prior to January 1, 2008, the expected term was calculated using the "simplified" method as prescribed by the SEC's Staff Accounting Bulletin No. 107, Share-Based Payment. For options granted after January 1, 2008, we calculated the expected term using similar assumptions. The expected volatility is a measure of the amount by our stock price is expected to fluctuate during the term of the options granted. We determine the expected volatility based on a review of the historical volatility of similar publicly held companies in the biotechnology field over a period commensurate with the options expected term. We have never declared or paid any cash dividends on our common stock and we do not expect to do so in the foreseeable future. Accordingly, we use an expected dividend yield of zero. The risk-free interest rate is the implied yield available on U.S. Treasury issues with a remaining life consistent with the option's expected term on the date of grant.

The Company has historically granted stock options at exercise prices not less than the fair value of its common stock as determined by its board of directors, with input from management. The Company's board of directors has historically determined, with input from management, the estimated fair value of the Company's common stock on the date of grant based on a number of objective and subjective factors, including:

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the prices at which the Company sold shares of convertible preferred stock;

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the superior rights and preferences of securities senior to the Company's common stock at the time of each grant;

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the likelihood of achieving a liquidity event such as a public offering or sale of the Company;

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the Company's historical operating and financial performance and the status of its research and product development efforts; and

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achievement of enterprise milestones, including entering into collaboration and license agreements.

The Company's board of directors also considered valuations provided by management in determining the fair value of its common stock. Such valuations were prepared as of December 3, 2008, December 2, 2009, October 1, 2010, June 30, 2011, September 30, 2011 and November 28, 2011 and valued common stock at $1.05, $1.20, $1.35, $2.96, $3.22 and $3.89 per share, respectively. The valuations have been used to estimate the fair value of common stock as of each option grant date listed and in calculating stock-based compensation expense. The Company's board of directors has consistently used the most recent valuation provided by management for determining the fair value of common stock unless a specific event occurs that necessitates an interim valuation.

The valuations were based on the guidance from the Valuation of Privately-Held-Company Equity Securities Issued as Compensation that was developed by staff of the American Institute of Certified Public Accountants and a task force comprising representatives from the appraisal, preparer, public accounting, venture capital, and academic communities. The option-pricing method was selected to value Radius' common stock-based on the Company's stage of development and the degree of uncertainty surrounding the future success of clinical trials for the Company's product candidates. For the valuations prepared as of December 3, 2008, December 2, 2009 and October 1, 2010, the option-pricing method treats common stock and preferred stock as call options on the enterprise's value, with exercise prices based on the liquidation preference of the preferred stock. Under this method, the common stock has value only if the funds available for distribution to stockholders exceed the value of the liquidation preference at the time of a liquidity event (for example, merger of sale), assuming the enterprise has funds available to make a liquidation preference meaningful and collectible by the shareholders.

In the model, the exercise price is based on a comparison with the enterprise value rather than, as in the case of a "regular" call option, a comparison with a per-share stock price. Thus, common stock is considered to be a call option with a claim on the enterprise at an exercise price equal to the remaining value immediately after the preferred stock is liquidated. The Company used the Black-Scholes model to price the call option. Under the option-pricing method, the Company had to consider the various terms of the stockholder agreements—including the level of seniority among the securities, dividend policy, conversion ratios, and cash allocations—upon liquidation of the enterprise.

For the valuations prepared as of June 30, 2011, September 30, 2011 and November 28, 2011, the Company utilized the probability-weighted expected return method, or PWERM, as outlined in the AICPA Technical Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation, or Practice Aid, which considers the value of preferred and common stock based upon the probability-weighted present value of expected future net cash flows, considering each of the possible future events, as well as the rights and preferences of each share class. PWERM is complex as it requires numerous assumptions relating to potential future outcomes of equity, hence, the use of this method can be applied: (i) when possible future outcomes can be predicted with reasonable certainty; and (ii) when there is a complex capital structure (i.e., several classes of preferred and common stock). The Company utilized the fair value of common stock derived from the September 30, 2011 valuation for purposes of the November 7, 2011 option grants and the fair value of common stock derived from the November 28, 2011 valuation for purposes of the December 15, 2011 option grants. The Company concluded, for purposes of the November 7, 2011 grants, that there were no significant changes to the assumptions used in the PWERM model between September 30, 2011 and November 7, 2011 that would impact the fair value of common stock. The Company concluded, for purposes of the December 15, 2011 grants, that there were no significant changes to the assumptions used in the PWERM model between November 28, 2011 and December 15, 2011 that would impact the fair value of common stock. The Company also used this methodology to estimate the fair value of preferred stock, which was used in the preferred stock extinguishment (Note 4), and to determine the fair value of shares of series A-6 convertible preferred stock due to Nordic (Note 16).

License Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
License Agreements
License Agreements

11. License Agreements

On September 27, 2005, the Company entered into a license agreement (the “Ipsen Agreement”), as amended, with SCRAS S.A.S, a French corporation on behalf of itself and its affiliates (collectively, “Ipsen”). Under the Ipsen Agreement, Ipsen granted to the Company an exclusive right and license under certain Ipsen compound technology and related patents to research, develop, manufacture and commercialize certain compounds and related products in all countries, except Japan and (subject to certain co-marketing and co-promotion rights retained by Ipsen) France. With respect to France, if Ipsen exercises its co-marketing and co-promotion rights, then Ipsen may elect to receive a percentage of the aggregate revenue from the sale of products by both parties in France (subject to a mid-double digit percentage cap) and Ipsen shall bear a corresponding percentage of the costs and expenses incurred by both parties with respect to such marketing and promotion efforts in France; Ipsen shall also pay Radius a mid-single digit royalty on Ipsen’s allocable portion of aggregate revenue from the sale of products by both parties in France. BA058 (the Company’s bone growth drug) is subject to the Ipsen Agreement. Ipsen also granted the Company an exclusive right and license under the Ipsen compound technology and related patents to make and have made compounds or product in Japan. Ipsen also granted the Company an exclusive right and license under certain Ipsen formulation technology and related patents solely for purposes of enabling the Company to develop, manufacture and commercialize compounds and products covered by the compound technology license in all countries, except Japan and (subject to certain co-marketing and pro-promotion rights retained by Ipsen) France. In consideration for these licenses, the Company made a nonrefundable, non-creditable payment of $250,000 to Ipsen, which was expensed during 2005.The Ipsen Agreement provides for further payments in the range of €10.0 million to €36.0 million ($12.7 million to $45.6 million) to Ipsen upon the achievement of certain development and commercialization milestones specified in the Ipsen Agreement, and for the payment of fixed 5% royalties on net sales of any product by the Company or its sublicensees on a country-by-country basis until the last to expire of the licensed patents or for a period of 10 years after the first commercial sale in such country of any product that includes the compound licensed from Ipsen or any analog thereof, whichever is longer.

If the Company sublicenses the rights licensed from Ipsen, then the Company will also be required to pay Ipsen a percentage of certain payments received from such sublicensee (in lieu of milestone payments not achieved at the time of such sublicense). The applicable percentage is in the low double digit range. In addition, if the Company or its sublicensees commercialize a product that includes a compound discovered by it based on or derived from confidential Ipsen know-how, it will be obligated to pay to Ipsen a fixed low single digit royalty on net sales of such product on a country-by-country basis until the last to expire of its patents that cover such product or for a period of 10 years after the first commercial sale of such product in such country, whichever is longer. In connection with the Ipsen Agreement, the Company recorded approximately $0.4 million, $0.2 million, $0.6 million, and $0.3 million in research and costs in the three- and six-month periods ended June 30, 2012 and 2011, respectively. The costs were incurred by Ipsen and charged to the Company for the manufacture of the clinical supply of the licensed compound.

15. License agreements

On September 27, 2005, the Company entered into a license agreement (the "Ipsen Agreement"), as amended, with SCRAS S.A.S, a French corporation on behalf of itself and its affiliates (collectively, "Ipsen"). Under the Ipsen Agreement, Ipsen granted to the Company an exclusive right and license under certain Ipsen compound technology and related patents to research, develop, manufacture and commercialize certain compounds and related products in all countries, except Japan and (subject to certain co-marketing and co-promotion rights retained by Ipsen) France. With respect to France, if Ipsen exercises its co-marketing and co-promotion rights then Ipsen may elect to receive a percentage of the aggregate revenue from the sale of products by both parties in France (subject to a mid-double digit percentage cap) and Ipsen shall bear a corresponding percentage of the costs and expenses incurred by both parties with respect to such marketing and promotion efforts in France; Ipsen shall also pay Radius a mid-single digit royalty on Ipsen's allocable portion of aggregate revenue from the sale of products by both parties in France. BA058 (the Company's bone growth drug) is subject to the Ipsen Agreement. Ipsen also granted the Company an exclusive right and license under the Ipsen compound technology and related patents to make and have made compounds or product in Japan. Ipsen also granted the Company an exclusive right and license under certain Ipsen formulation technology and related patents solely for purposes of enabling the Company to develop, manufacture and commercialize compounds and products covered by the compound technology license in all countries, except Japan and (subject to certain co-marketing and pro-promotion rights retained by Ipsen) France. In consideration for these licenses, the Company made a nonrefundable, non-creditable payment of $250 to Ipsen, which was expensed during 2005. The Ipsen Agreement provides for further payments in the range of €10,000 to €36,000 ($12,973 to $46,702) to Ipsen upon the achievement of certain development and commercialization milestones specified in the Ipsen Agreement, and for the payment of fixed 5% royalties on net sales of any product by the Company or our sublicensees on a country-by-country basis until the later of the last to expire of the licensed patents or for a period of 10 years after the first commercial sale in such country of any product that includes the compound licensed from Ipsen or any analog thereof.

If the Company sublicenses the rights licensed from Ipsen, then the Company will also be required to pay Ipsen a percentage of certain payments received from such sublicensee (in lieu of milestone payments not achieved at the time of such sublicense). The applicable percentage is in the low double digit range. In addition, if the Company or its affiliates sublicensees commercialize a product that includes a compound discovered by it based on or derived from confidential Ipsen know-how, it will be obligated to pay to Ipsen a fixed low single digit royalty on net sales of such product on a country-by-country basis until the later of the last to expire of its patents that cover such product or for a period of 10 years after the first commercial sale of such product in such country. In connection with the Ipsen Agreement, the Company recorded approximately $1,007, $1,227 and $1,117 in research and developments costs in the years ended December 31, 2011, 2010 and 2009, respectively. The costs were incurred by Ipsen and charged to the Company for the manufacture of the clinical supply of the licensed compound.

On May 11, 2011, the Company entered into a second amendment to the Ipsen Agreement pursuant to which Ipsen agreed to accept shares of Series A-1 in lieu of cash as consideration for a milestone payment due to Ipsen following the initiation of the first BA058 Phase 3 study. The number of shares of Series A-1 to be issued to Ipsen was determined based upon the U.S. dollar exchange rate for the euro two business days prior to closing. On May 17, 2011, the Company issued 17,326 shares of Series A-1 to Ipsen to settle the obligation. Accordingly, the Company recorded research and development expense of $1,411 during the three-month period ended June 30, 2011. The expense represents the fair value of the Series A-1 shares of $81.42 per share.

Research Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Research Agreements
Research Agreements

12. Research Agreements

On March 29, 2011, the Company and Nordic entered into a Clinical Trial Services Agreement, a Work Statement NB-1 (the “Work Statement”) under such Clinical Trial Services Agreement and a related Stock Issuance Agreement. Pursuant to the Work Statement, Nordic is managing the Phase 3 clinical study (the “Clinical Study”) of BA058 Injection and Nordic will be compensated for such services in a combination of cash and shares of Series A-6.

In December 2011, the Company entered into an amendment to the Work Statement, or the First Amendment. Pursuant to the original terms of the Work Statement, the study was to be conducted in 10 countries at a specified number of sites within each country. The terms of the First Amendment provide for two additional countries (the United States and India) in which the study will be conducted, specify a certain number of sites within each such additional country for the conduct of the study, and amend various terms and provisions of the Work Statement to reflect the addition of such countries and sites within the study’s parameters. Payments to be made by the Company to Nordic under the First Amendment in connection with the conduct of the study in such additional countries are denominated in both euros and U.S. dollars and total up to both €717,700 ($909,182) and $289,663, respectively, for the 15 additional study sites in India contemplated by the First Amendment and up to both €1.2 million ($1.5 million) and $143,369, respectively, for the five additional study sites in the United States contemplated by the First Amendment.

In June 2012, the Company entered into a second amendment to the Work Statement, or the Second Amendment. Pursuant to the original terms of the Work Statement, as amended by the First Amendment, the study was to be conducted in 12 countries at a specified number of sites within each country. The terms of the Second Amendment (i) increase the overall number of sites by adding sites in Europe, Brazil and Argentina and removing other sites, (ii) specify a certain number of sites within each country for the conduct of the study, and (iii) amend various terms and provisions of the Work Statement to reflect additional services provided at existing sites and the addition of the new study sites within the study’s parameters. The Second Amendment also provided that cash payments to Nordic under the Clinical Trial Services Agreement as well as the payment of shares of Series A-6 under the related Stock Issuance Agreement shall each be reduced by an amount of €11,941 ($15,127) per subject for any subjects enrolled in India or the United States. Such reductions shall be applied in pro rata monthly installments. Payments to be made by the Company to Nordic under the Second Amendment in connection with the extra services provided at existing sites and the conduct of the study at the new study sites are denominated in both euros and U.S. dollars and total €3.7 million ($4.7 million) and $205,540, respectively.

Pursuant to the Work Statement, the Company is required to make certain per patient payments denominated in both euros and U.S. dollars for each patient enrolled in the Clinical Study followed by monthly payments for the duration of the study and final payments in two equal euro-denominated installments and two equal U.S. dollar-denominated installments. Changes to the Clinical Study schedule may alter the timing, but not the aggregate amounts, of the payments. The Work Statement, as amended on December 9, 2011 and June 18, 2012, provides for a total of up to approximately €41.2 million ($52.1 million) of euro-denominated payments and a total of up to approximately $3.2 million of U.S. dollar-denominated payments over the course of the Clinical Study.

Pursuant to the Stock Issuance Agreement, as amended, Nordic agreed to purchase the equivalent of €371,864 of Series A-5 Preferred Stock at $8.142 per share, and the Company sold 64,430 shares of Series A-5 to Nordic on May 17, 2011 for proceeds of $525,154 to the Former Operating Company. These shares were exchanged in the Merger for an aggregate of 6,443 shares of Series A-5.

The Stock Issuance Agreement provides that Nordic is entitled to receive quarterly stock dividends, payable in shares of Series A-6, or shares of common stock if the Company’s preferred stock has been automatically converted in accordance with its amended certificate of incorporation, having an aggregate value of up to €36.8 million ($46.6 million), or the Series A-5 Accruing Dividend. This right to receive the Series A-5 Accruing Dividend is non-transferrable and will remain with Nordic in the event it sells the shares of Series A-5 or in the event the shares of Series A-5 are converted into common stock in accordance with the Company’s amended Certificate of Incorporation.

The Series A-5 Accruing Dividend is determined based upon the estimated period that will be required to complete the Clinical Study. On the last business day of each calendar quarter (each, an “Accrual Date”), beginning with the quarter ended June 30, 2011, the Company has a liability to issue shares of Series A-6 to Nordic that is referred to as the Applicable Quarterly Amount and is equal to (A) €36.8 million ($46.6 million) minus the aggregate value of any prior Series A-5 Accruing Dividend accrued divided by (B) the number of calendar quarters it will take to complete the Clinical Study. To calculate the aggregate number of shares of Series A-6 due to Nordic in each calendar quarter, the Company converts the portion of €36.8 million ($46.6 million) to accrue in such calendar quarter into U.S. dollars using the simple average of the exchange rate for buying U.S. dollars with euros for all Mondays in such calendar quarter. The Company then calculates the aggregate number of shares of Series A-6 to accrue in such calendar quarter by dividing the U.S. dollar equivalent of the Applicable Quarterly Amount, by the greater of (i) the fair market value as of the applicable Accrual Date and (ii) $8.142 and rounding down the resulting quotient to the nearest whole number. Such shares due to Nordic will be issued when declared or paid by the Company’s board of directors, who are required to do so upon Nordic’s request, or upon an event of sale. During the three months ended March 31, 2012, additional information became available that required the Company to update the estimated period it will take to complete the Clinical Study, which is part of the calculation of the Applicable Quarterly Amount, as described above.  The estimated period that it will take to complete the Clinical Study was updated from a total of 11 calendar quarters as of December 31, 2011 to a total of 13 calendar quarters as of March 31, 2012.  Such change in the number of calendar quarters it will take to complete the Clinical Study resulted in a lower number of shares due to Nordic at the end of the quarter ended March 31, 2012 and June 30, 2012 and will result in a lower number of shares due to Nordic at the end of future quarters through the end of the Clinical Study and does not impact the Statement of Operations. As of June 30, 2012, 244,834 shares of Series A-6 are due to Nordic, or after the automatic conversion into common stock of the Company’s convertible preferred stock, 2,448,340 shares of common stock.

Prior to the issuance of shares of Series A-6 to Nordic, the liability to issue shares of Series A-6 will be accounted for as a liability in the Company’s Balance Sheet. As of June 30, 2012, the fair value of the liability was $17.5 million based upon the fair value of the Series A-6 as determined using PWERM (Note 6). Changes in the fair value from the date of accrual to the date of issuance of the shares are recorded as a gain or loss in other income (expense) in the Statement of Operations.

The Company recognizes research and development expense for the amounts due to Nordic under the Work Statement ratably over the estimated per patient treatment period beginning upon enrollment in the Clinical Study, or a twenty-month period. The Company recorded $6.9 million and $11.8 million of research and development expense in the three- and six-month periods ended June 30, 2012 for per patient costs incurred for patients that had enrolled in the Clinical Study as of June 30, 2012. As of June 30, 2012, in addition to the $17.5 million liability that is reflected in other liabilities on the Balance Sheet that will be settled in shares of Series A-6 Preferred Stock or common stock, as noted above, the Company has an asset resulting from payments to Nordic of approximately $4.6 million that is included in prepaid expenses on the Balance Sheet.

The Company is also responsible for certain pass through costs in connection with the Clinical Study.  Pass through costs are expensed as incurred or upon delivery. The Company recognized research and development expense of $3.6 million and $4.9 million for pass through costs in the three- and six-month periods ended June 30, 2012.

16. Research agreements

The Company entered into a letter of intent with Nordic (the "Letter of Intent") on September 3, 2010, pursuant to which it funded preparatory work by Nordic in respect of a Phase 3 clinical study of BA058 Injection. The Letter of Intent was extended on December 15, 2010 and on January 31, 2011. On March 29, 2011, the Company and Nordic entered into a Clinical Trial Services Agreement, a Work Statement NB-1 (the "Work Statement") under such Clinical Trial Services Agreement and a related Stock Issuance Agreement. Pursuant to the Work Statement, Nordic is managing the Phase 3 clinical study (the "Clinical Study") of BA058 Injection and Nordic will be compensated for such services in a combination of cash and shares of Series A-6.

Pursuant to the Work Statement, the Company is required to make certain per patient payments denominated in both euros and U.S. dollars for each patient enrolled in the Clinical Study followed by monthly payments for the duration of the study and final payments in two equal euro-denominated installments and two equal U.S. Dollar-denominated installments. Changes to the Clinical Study schedule may alter the timing, but not the aggregate amounts, of the payments. The Work Statement as amended on December 9, 2011, provides for approximately €35,819 ($46,468) of euro-denominated payments and approximately $5,289 of U.S. Dollar-denominated payments over the course of the Clinical Study.

Pursuant to the Stock Issuance Agreement, Nordic agreed to purchase the equivalent of €372 of Series A-5 Preferred Stock at $8.142 per share. 64,430 shares of Series A-5 were issued to Nordic on May 17, 2011, which generated proceeds of $525 to the Former Operating Company. These shares were exchanged in the Merger for an aggregate of 6,443 shares of Series A-5 through a reverse stock split.

The Stock Issuance Agreement provides that Nordic is entitled to receive quarterly stock dividends, payable in shares of Series A-6, or shares of common stock if the Company's preferred stock has been automatically converted in accordance with its amended certificate of incorporation, having an aggregate value of up to €36,815 ($47,760), or the Series A-5 Accruing Dividend. This right to receive the Series A-5 Accruing Dividend is non-transferrable and will remain with Nordic in the event it sells the shares of Series A-5 or in the event the shares of Series A-5 are converted into common stock in accordance with the Company's amended certificate of incorporation.

The Series A-5 Accruing Dividend is determined based upon the estimated period that will be required to complete the Clinical Study. On the last Business Day of each calendar quarter (each, an "Accrual Date"), beginning with the quarter ended June 30, 2011, the Company has a liability to issue shares of Series A-6 to Nordic that is referred to as the Applicable Quarterly Amount and is equal to (A) €36,815 minus the aggregate value of any prior Series A-5 Accruing Dividend accrued divided by (B) the number of calendar quarters it will take to complete the Clinical Study. To calculate the aggregate number of shares of Series A-6 due to Nordic in each calendar quarter, the Company converts the portion of €36,815 to accrue in such calendar quarter into U.S. dollars using the simple average of the exchange rate for buying U.S. dollars with euros for all Mondays in such calendar quarter. The Company then calculates the aggregate number of shares of Series A-6 to accrue in such calendar quarter by dividing the U.S. dollar equivalent of the Applicable Quarterly Amount, by the greater of (i) the fair market value as of the applicable Accrual Date, and (ii) $8.142, and rounding down the resulting quotient to the nearest whole number. Such shares due to Nordic will be issued when declared or paid by the Company's board of directors, who are required to do so upon Nordic's request, or upon an event of sale. As of December 31, 2011, 167,518 shares of Series A-6 are due to Nordic.

Prior to the issuance of shares of Series A-6 to Nordic, the liability to issue shares of Series A-6 will be accounted for as a liability in the Company's Balance Sheet. As of December 31, 2011, the fair value of the liability was $10,470 based upon the fair value of the Series A-6 as determined using PWERM (Note 7). Changes in the value from the date of accrual to the date of issuance of the shares are recorded as a gain or loss in other income (expense) in the Statement of Operations.

The Company recognizes research and development expense for the amounts due to Nordic under the Work Statement ratably over the estimated per patient treatment period beginning upon enrollment in the Clinical Study, or a twenty-month period. The Company recorded $10,955 of research and development expense in the year ended December 31, 2011 reflecting costs incurred for preparatory and other start-up costs to initiate the Clinical Study in April 2011. The Company recorded an additional $5,121 of research and development expense in the year ended December 31, 2011 for per patient costs incurred for patients that had enrolled in the Clinical Study as of December 31, 2011. As of December 31, 2011, in addition to the $10,470 liability that is reflected in other liabilities on the Balance Sheet that will be settled in shares of Series A-6, as noted above, the Company has an asset resulting from payments to Nordic of approximately $5,166 that is included in prepaid expenses on the Balance Sheet.

The Company is also responsible for certain pass through costs in connection with the Clinical Study. Pass through costs are expensed as incurred or upon delivery. The Company recognized research and development expense of $4,987 for pass through costs in the year ended December 31, 2011.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments
Commitments and Contingencies

13. Commitments and Contingencies

The Company may be exposed to certain claims or assessments in the ordinary course of business. In the opinion of management, the outcome of these matters is not likely to have any material effect on the financial position, results of operations, or cash flows of the Company.

10. Commitments

In September 2010, the Company recorded restructuring charges of $217 related to lease termination costs associated with vacating its laboratory space. The restructuring liability is included in accrued expenses in the balance sheet at December 31, 2010. All remaining payments were made by February 28, 2011.

The following table displays the restructuring activity and liability balances:

Balance at December 31, 2010	$63
Payments	(63)

Balance at December 31, 2011	$—

On January 14, 2011, the Company signed a sublease agreement for office space in Cambridge, Massachusetts that expired on July 31, 2011. Monthly rental payments under this sublease were $9 and the Company moved into the space in February 2011. On July 15, 2011, the Company entered into an operating lease agreement to remain in the same Cambridge, Massachusetts location. The term of the lease is August 1, 2011 through July 31, 2014. Monthly rental payments under the new lease are approximately $15 for the first 12 months and approximately $16 for the 24 months thereafter.

Rent expense was $138 and $535 for the years ended December 31, 2011 and 2010, respectively.

Subsequent Event	6 Months Ended
Jun. 30, 2012
Subsequent Event
Subsequent Event

14. Subsequent Event

Letter of Intent regarding Clinical Trial Services

On July 26, 2012, the Company entered into a Letter of Intent (the “Letter of Intent”) with Nordic, which provides that the Company and Nordic will, subject to compliance by the Company with certain requirements of its Certificate of Incorporation and applicable securities laws, negotiate in good faith to enter into (1) a Work Statement NB-2 (the “Work Statement NB-2”), a draft of which is attached to the Letter of Intent, and (2) an amendment to that certain Amended and Restated Stock Issuance Agreement entered into by the Company and Nordic as of May 16, 2011 (the “Stock Issuance Agreement Amendment”). The Work Statement NB-2 is contemplated by the terms of that certain Clinical Trial Services Agreement, entered into as of March 29, 2011, between the Company and Nordic (the “Services Agreement”).

The Letter of Intent further provides that Nordic will begin providing clinical trial services relating to the Phase 2 clinical study of the Company’s BA058 Transdermal product, as contemplated by the Services Agreement and the draft Work Statement NB-2. Payments in cash to be made by the Company to Nordic under the Letter of Intent in connection with the services to be provided are denominated in both euros and U.S. dollars and total up to €3.5 million ($4.4 million) and $257,856, respectively. In addition, the Company will issue to Nordic, subject to the execution of the Work Statement NB-2 and the Stock Issuance Agreement Amendment, shares of its Series A-6 Convertible Preferred Stock having a value of at least $2.9 million, as additional payment for services to be provided under the Work Statement NB-2 and the Services Agreement.

The Letter of Intent will terminate on the earlier of (1) the date on which the Company and Nordic enter into the Work Statement NB-2 and the Stock Issuance Agreement Amendment and (2) September 30, 2012.

Amendment to Side Letter Agreement

On July 26, 2012, the Company entered into an Amendment (the “Side Letter Amendment”) to that certain Side Letter Agreement, dated March 29, 2011, between the Company and Nordic (the “Side Letter”). The Side Letter had provided that, upon entry into the Work Statement NB-2, a portion of the price for the services to be performed by Nordic thereunder would be paid in cash, and a portion would be paid in shares of the Company’s Series A-6 Convertible Preferred Stock worth at least $4.0 million. The Side Letter Amendment amends the Side Letter to provide that the value of the Series A-6 Convertible Preferred Stock issued as part of the payment made under the Work Statement NB-2 will be at least $2.9 million.

Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2012
Summary of Significant Accounting Policies
Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update No. 2011-05, Comprehensive Income (“ASU No. 2011-05”), which requires companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements. ASU No. 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The update does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. The Company adopted ASU No. 2011-05 on January 1, 2012. Its adoption did not have a material impact on the Company’s financial statements or results of operations.

In May 2011, FASB issued Accounting Standards Update No. 2011-04, “Fair Value Measurement (Topic 82) —Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No. 2011-04”). The amendments in this update ensure that fair value has the same meaning in U.S. GAAP and in IFRS and that their respective fair value measurement and disclosure requirements are the same. This update is effective prospectively for interim and annual periods beginning after December 15, 2011. The Company adopted ASU No. 2011-04 on January 1, 2012. Its adoption did not have a material impact on the Company’s results of operations, financial position or cash flows.

Net Income (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Net Loss Per Share
Schedule of basic and diluted net income (loss) per share

	Three months ended June 30,		Six months ended June 30,
(In thousands, except share and per share numbers)	2012	2011	2012	2011
Numerator:
Net loss	$(17,961)	$(17,588)	$(30,833)	$(22,597)
Extinguishment of preferred stock	—	60,937	—	60,937
Accretion of preferred stock	(3,456)	(2,719)	(6,810)	(5,595)
Earnings attributable to participating preferred stockholders	—	(39,229)	—	(31,732)
Earnings (loss) attributable to common stockholders - basic	(21,417)	1,401	(37,643)	1,013
Effect of dilutive convertible preferred stock	—	—	—	—
Earnings (loss) attributable to common stockholders - diluted	$(21,417)	$1,401	$(37,643)	$1,013

Denominator:
Weighted-average number of common shares used in earnings (loss) per share - basic	854,517	484,237	815,053	403,967
Effect of dilutive options to purchase common stock	—	409,113	—	261,193
Effect of dilutive convertible preferred stock	—	2,281,998	—	3,125,753
Weighted-average number of common shares used in earnings (loss) per share - diluted	854,517	3,175,348	815,053	3,790,913

Earnings (loss) per share - basic	$(25.06)	$2.89	$(46.18)	$2.51
Effect of dilutive options to purchase common stock	—	(1.32)	—	(0.99)
Effect of dilutive convertible preferred stock	—	(1.13)	—	(1.25)
Earnings (loss) per share - diluted	$(25.06)	$0.44	$(46.18)	$0.27

	Year ended December 31,
	2011	2010	2009

	(In thousands, except share and per share amounts)
Numerator:
Net loss	$(42,476)	$(14,630)	$(15,089)
Extinguishment of preferred stock	60,937	—	—
Accretion of preferred stock	(10,933)	(12,143)	(11,405)
Earnings attributable to participating preferred stockholders	(7,275)	—	—

Earnings (loss) attributable to common stockholders—basic	253	(26,773)	(26,494)
Effect of dilutive convertible preferred stock	—	—	—

Earnings (loss) attributable to common stockholders—diluted	$253	$(26,773)	$(26,494)

Denominator:
Weighted-average number of common shares used in earnings (loss) per share—basic	499,944	320,942	320,424
Effect of dilutive options to purchase common stock	464,933	—	—
Effect of dilutive convertible preferred stock	2,489,399	—	—

Weighted-average number of common shares used in earnings (loss) per share—diluted	3,454,276	320,942	320,424

Earnings (loss) per share—basic	$0.51	$(83.42)	$(82.68)
Effect of dilutive options to purchase common stock	(0.24)	—	—
Effect of dilutive convertible preferred stock	(0.20)	—	—

Earnings (loss) per share—diluted	$0.07	$(83.42)	$(82.68)

Schedule of potentially dilutive securities excluded from the computation of diluted weighted-average shares outstanding

	Three months ended		Six months ended
	June 30,		June 30,
	2012	2011	2012	2011
Convertible preferred stock	5,005,450	13,557,238	4,574,107	9,267,677
Options to purchase common stock	3,911,483	—	3,864,265	418,215
Warrants	15,000	4,154	15,000	4,154

	Year ended December 31,
	2011	2010	2009

Convertible preferred stock	5,419,946	11,808,290	11,808,290
Options to purchase common stock	894,160	1,461,865	1,216,718
Warrants	8,860	1,333	1,333

Marketable Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Marketable Securities
Schedule of available-for-sale marketable securities

	June 30, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(In thousands)	Cost	Gains	Losses	Value
Marketable securities:
Corporate debt securities	2,513	—	(1)	2,512
Corporate commercial paper	21,234	11	—	21,245
U.S Government Securities	3,285	—	—	3,285

Total	$27,032	$11	$(1)	$27,042

	December 31, 2011
		Gross	Gross
	Carrying	Unrealized	Unrealized
(In thousands)	Value	Gains	Losses	Fair Value
Marketable securities:
Domestic corporate debt securities	10,260	—	(6)	10,254
Domestic corporate commercial paper	18,987	11	—	18,998
U.S. government securities	2,328	—	—	2,328
Total	$31,575	$11	$(6)	$31,580

	December 31, 2011
	Carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

Cash and cash equivalents:
Cash	$5,003	$—	$—	$5,003
Money market	20,125	—	—	20,125
Domestic corporate commercial paper	—	—	—	—
Domestic corporate debt securities	—	—	—	—

Total	$25,128	$—	$—	$25,128

Marketable securities:
Domestic corporate debt securities	10,260	—	(6)	10,254
Domestic orporate commercial paper	18,987	11	—	18,998
U.S. government securities	2,328	—	—	2,328

Total	$31,575	$11	$(6)	$31,580

	December 31, 2010
	Carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

Cash and cash equivalents:
Cash	$232	$—	$—	$232
Money market	6,452	—	—	6,452
Domestic corporate commercial paper	2,892	—	—	2,892
Domestic corporate debt securities	1,006	—	—	1,006

Total	$10,582	$—	$—	$10,582

Marketable securities:
Domestic corporate debt securities	5,023	—	(3)	5,020
Domestic orporate commercial paper	2,949	—	—	2,949

Total	$7,972	$—	$(3)	$7,969

Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Measurements
Schedule of financial assets and financial liabilities measured at fair value on a recurring basis

	June 30, 2012
(In thousands)	Level 1		Level 2	Level 3	Total

Assets
Marketable Securities
Domestic corporate debt securities	$		$2,512	$	$2,512
Domestic corporate commercial paper			21,245		21,245
U.S Government Securities			3,285		3,285
Stock dividend asset				3,706	3,706
		$—	$27,042	$3,706	$30,748

	June 30, 2012
(In thousands)	Level 1	Level 2	Level 3	Total

Liabilities
Warrant liability	$—	$—	$862	$862
Other liability			17,456	17,456

	$—	$—	$18,318	$18,318

	December 31, 2011
	Level 1	Level 2	Level 3	Total

Assets
Cash and cash equivalents	$5,003	$—	$—	$5,003
Money market	20,125	—	—	20,125
Marketable securities:
Domestic corporate debt securities	—	10,254	—	10,254
Domestic orporate commercial paper	—	18,998	—	18,998
U.S. government securities	—	2,328	—	2,328
Stock dividend asset	—	—	3,379	3,379

	$25,128	$31,580	$3,379	$60,087

	December 31, 2011
	Level 1	Level 2	Level 3	Total

Liabilities
Warrant liability	$—	$—	$450	$450
Other liability	—	—	10,470	10,470

	$—	$—	$10,920	$10,920

	December 31, 2010
	Level 1	Level 2	Level 3	Total

Assets
Cash and cash equivalents	$10,582	$—	$—	$10,582
Marketable securities:
Domestic corporate debt securities	—	5,020	—	5,020
Domestic corporate commercial paper	—	2,949	—	2,949

	$10,582	$7,969	$—	$18,551

Schedule of quantitative information about the Company's Level 3 fair value measurements, including significant unobservable inputs

Instrument	Valuation Technique	Unobservable Input	Estimate
Preferred Stock	PWERM	· Time to becoming a listed, publicly-traded entity (years)	· 0.2 — 0.3
		· Probability of BA058 coming to market	· 70% — 80%
		· Discount rate	· 20% — 30%
		· Long-term revenue growth rate (1)	· 2% — 117%
		· Long-term revenue growth rate (2)	· 8% — 63%
		· Long-term pretax operating margin (3)	· 13% — 79%
		· Long-term pretax operating margin (4)	· 28% — 73%
		· Discount for lack of marketability	· 24% — 53%
	Market Comparable Companies	· Revenue multiple (5)	· 3.3 — 7.2

(1) Estimated long-term revenue growth rate in one scenario has the above range and an average of approximately 24% over 16 revenue years.

(2) Estimated long-term revenue growth rate in a second scenario has the above range and an average of approximately 20% over 16 revenue years.

(3) Estimated long-term pretax operating margin in one scenario has the above range after achieving positive pretax operating margin and an average of approximately 69% for 17 years.

(4) Estimated long-term pretax operating margin in a second scenario has the above range after achieving positive pretax operating margin and an average of approximately 59% for 17 years.

(5) Represents amounts used when the Company has determined that market participants would use such multiples when valuing the Company’s preferred stock.

Rollforward of fair value of asset determined by Level 3 inputs

(In thousands)
Balance at January 1, 2012	$3,379
Reductions	(173)
Change in fair value	500
Balance at June 30, 2012	$3,706

Balance at January 1, 2011	$—
Additions	3,482
Change in fair value	(103)

Balance at September 30, 2011	$3,379

Fair value of liabilities determined by Level 3 inputs

(In thousands)
Balance at January 1, 2012	$10,920
Additions	5,714
Change in fair value	1,684
Balance at June 30, 2012	$18,318

Balance at January 1, 2011	$—
Additions	10,759
Change in fair value	161

Balance at September 30, 2011	$10,920

Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accrued Expenses
Schedule of accrued expenses

	June 30,	December 31,
(In thousands)	2012	2011

Research costs	$805	$2,276
Payroll and employee benefits	515	586
Professional fees	304	472
Vacation	118	79
Accrued interest on notes payable	392	177

Total accrued expenses	$2,134	$3,590

	December 31,
	2011	2010

Research costs	$2,276	$1,913
Payroll and employee benefits	586	473
Professional fees	472	243
Vacation	79	79
Restructuring	—	63
Interest	177	—

Total accrued expenses	$3,590	$2,771

Loan and Security Agreement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Loan and Security Agreement
Schedule of future principal payments under Loan and Security Agreement

Principal
(In thousands)	Payments
2012	$2,375
2013	8,188
2014	13,156
Total	$23,719
Current portion of note payable	6,313
Discount on current portion of note payable	(477)
Current portion of note payable, net of discount	$5,836

Discount on noncurrent portion of note payable	(323)
Note payable, net of current portion and discount	$17,083

Principal payments

2012	$3,188
2013	4,125
2014	5,031

Total	$12,344

Current portion of net payable	3,188
Discount on current portion of note payable	(308)

Current portion of net payable, net of discount	$2,880

Discount on noncurrent portion of note payable	(270)

Note payable, net of current portion and discount	$8,886

Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-based Compensation
Summary of stock option activity

(In thousands, except for per share amounts)	Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Life (In Years)	Aggregate Intrinsic Value

Options outstanding at December 31, 2011	3,950	$2.94
Granted	198	4.21
Exercised	(210)	1.23
Cancelled	(1)	1.20

Options outstanding at June 30, 2012	3,937	$3.10	8.57	$4,617

Options exercisable at June 30, 2012	1,030	$1.53	6.21	$2,826

Options vested or expected to vest at June 30, 2012	3,827	$3.10	8.57	$4,257

	Shares	Weighted- average exercise price (in dollars per share)	Weighted- average contractual life (in years)	Aggregate intrinsic value

	(In thousands, except per share amounts)
Options outstanding at December 31, 2010	1,462	$1.20
Granted	2,831	3.69
Exercised	(220)	0.93
Cancelled	(123)	2.71

Options outstanding at December 31, 2011	3,950	$2.94	8.55	$3,744

Options exercisable at December 31, 2011	1,077	$1.31	5.09	$2,784

Options vested or expected to vest at December 31, 2011	3,843	$2.94	8.55	$3,708

Organization (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010
Nature of Business
Number of product candidates in Phase 2 clinical development	2	2
Accumulated deficit	$ (156,127)	$ (122,359)	$ (128,252)

Net Income (Loss) Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator:
Net loss	$ (17,961)	$ (17,588)	$ (30,833)	$ (22,597)	$ (42,476)	$ (14,630)	$ (15,089)
Extinguishment of preferred stock		60,937		60,937	60,937
Accretion of preferred stock	(3,456)	(2,719)	(6,810)	(5,595)	(10,933)	(12,143)	(11,405)
Earnings attributable to participating preferred stockholders		(39,229)		(31,732)	(7,275)
Earnings (loss) attributable to common stockholders-basic and diluted (Note 5)	(21,417)	1,401	(37,643)	1,013	253	(26,773)	(26,494)
Earnings (loss) attributable to common stockholders - diluted	$ (21,417)	$ 1,401	$ (37,643)	$ 1,013	$ 253	$ (26,773)	$ (26,494)
Denominator:
Weighted-average number of common shares used in earnings (loss) per share - basic	854,517	484,237	815,053	403,967	499,944	320,942	320,424
Effect of dilutive options to purchase common stock (in shares)		409,113		261,193	464,933
Effect of dilutive convertible preferred stock (in shares)		2,281,998		3,125,753	2,489,399
Weighted-average number of common shares used in earnings (loss) per share - diluted	854,517	3,175,348	815,053	3,790,913	3,454,276	320,942	320,424
Basic and diluted net income (loss) per share
Earnings (loss) per share - basic (in dollars per share)	$ (25.06)	$ 2.89	$ (46.18)	$ 2.51	$ 0.51	$ (83.42)	$ (82.68)
Effect of dilutive options to purchase common stock (in dollars per share)		$ (1.32)		$ (0.99)	$ (0.24)
Effect of dilutive convertible preferred stock (in dollars per share)		$ (1.13)		$ (1.25)	$ (0.2)
Earnings (loss) per share - diluted (in dollars per share)	$ (25.06)	$ 0.44	$ (46.18)	$ 0.27	$ 0.07	$ (83.42)	$ (82.68)

Net Income (Loss) Per Share (Details 2)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Convertible Preferred Stock
Net Income (Loss) Per Share
Potentially dilutive securities, prior to the use of the treasury stock method, excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive	5,005,450	13,557,238	4,574,107	9,267,677	5,419,946	11,808,290	11,808,290
Options to purchase common stock
Net Income (Loss) Per Share
Potentially dilutive securities, prior to the use of the treasury stock method, excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive	3,911,483		3,864,265	418,215	894,160	1,461,865	1,216,718
Warrants
Net Income (Loss) Per Share
Potentially dilutive securities, prior to the use of the treasury stock method, excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive	15,000	4,154	15,000	4,154	8,860	1,333	1,333

Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale marketable securities
Marketable securities, Amortized Cost	$ 27,032	$ 31,575	$ 7,972
Marketable securities, Gross Unrealized Gains	11	11
Marketable securities, Gross Unrealized Losses	(1)	(6)	(3)
Marketable securities, Fair Value	27,042	31,580	7,969
Corporate debt securities
Available-for-sale marketable securities
Marketable securities, Amortized Cost	2,513
Marketable securities, Gross Unrealized Losses	(1)
Marketable securities, Fair Value	2,512
Debt securities held in an unrealized position for less than 12 months	6
Fair value of debt securities in an unrealized position for less than 12 months	5,800
Domestic corporate debt securities
Available-for-sale marketable securities
Marketable securities, Amortized Cost		10,260	5,023
Marketable securities, Gross Unrealized Losses		(6)	(3)
Marketable securities, Fair Value		10,254	5,020
Debt securities held in an unrealized position for less than 12 months		7
Fair value of debt securities in an unrealized position for less than 12 months		8,015
Corporate commercial paper
Available-for-sale marketable securities
Marketable securities, Amortized Cost	21,234
Marketable securities, Gross Unrealized Gains	11
Marketable securities, Fair Value	21,245
Domestic corporate commercial paper
Available-for-sale marketable securities
Marketable securities, Amortized Cost		18,987	2,949
Marketable securities, Gross Unrealized Gains		11
Marketable securities, Fair Value		18,998	2,949
U.S Government Securities
Available-for-sale marketable securities
Marketable securities, Amortized Cost	3,285	2,328
Marketable securities, Fair Value	$ 3,285	$ 2,328

Fair Value Measurements (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Marketable securities	$ 27,042,000	$ 31,580,000
Liabilities
Warrant liability	862,000	450,000
Domestic corporate debt securities
Assets
Marketable securities		10,254,000
Domestic corporate commercial paper
Assets
Marketable securities		18,998,000
U.S Government Securities
Assets
Marketable securities	3,285,000	2,328,000
Recurring basis | Level 2
Assets
Marketable securities	27,042,000
Recurring basis | Level 2 | Domestic corporate debt securities
Assets
Marketable securities	2,512,000	10,254,000	5,020,000
Recurring basis | Level 2 | Domestic corporate commercial paper
Assets
Marketable securities	21,245,000	18,998,000	2,949,000
Recurring basis | Level 2 | U.S Government Securities
Assets
Marketable securities	3,285,000	2,328,000
Recurring basis | Level 3
Assets
Marketable securities	3,706,000
Stock dividend asset	3,706,000	3,379,000
Liabilities
Warrant liability	862,000	450,000
Other liability	17,456,000	10,470,000
Liabilities fair value	18,318,000	10,920,000
Recurring basis | Estimated Fair Value
Assets
Marketable securities	30,748,000
Stock dividend asset	3,706,000	3,379,000
Liabilities
Warrant liability	862,000	450,000
Other liability	17,456,000	10,470,000
Liabilities fair value	18,318,000	10,920,000
Recurring basis | Estimated Fair Value | Domestic corporate debt securities
Assets
Marketable securities	2,512,000	10,254,000	5,020,000
Recurring basis | Estimated Fair Value | Domestic corporate commercial paper
Assets
Marketable securities	21,245,000	18,998,000	2,949,000
Recurring basis | Estimated Fair Value | U.S Government Securities
Assets
Marketable securities	$ 3,285,000	$ 2,328,000

Fair Value Measurements (Details 2) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Recurring basis Significant unobservable inputs	Dec. 31, 2011 Recurring basis Significant unobservable inputs	Jun. 30, 2012 Preferred Stock Significant unobservable inputs PWERM Minimum	Jun. 30, 2012 Preferred Stock Significant unobservable inputs PWERM Maximum	Jun. 30, 2012 Preferred Stock Significant unobservable inputs PWERM Average	Jun. 30, 2012 Preferred Stock Significant unobservable inputs Market Comparable Companies Minimum	Jun. 30, 2012 Preferred Stock Significant unobservable inputs Market Comparable Companies Maximum
Quantitative information about the Company's Level 3 fair value measurements
Time to becoming a listed, publicly-traded entity					2 months 12 days	3 months 18 days
Probability of BA058 coming to market (as a percent)					70.00%	80.00%
Discount rate (as a percent)					20.00%	30.00%
Long-term revenue growth rate under scenario one (as a percent)					2.00%	117.00%	24.00%
Long-term revenue growth rate under scenario two (as a percent)					8.00%	63.00%	20.00%
Long-term pretax operating margin under scenario one (as a percent)					$ 13.00%	$ 79.00%	69.00%
Long-term pretax operating margin under scenario two (as a percent)					28.00%	73.00%	59.00%
Discount for lack of marketability (as a percent)					24.00%	53.00%
Revenue multiple								3.3	7.2
Revenue years used in calculation of average estimated long-term revenue growth rate under scenario one							16 years
Revenue years used in calculation of average estimated long-term revenue growth rate under scenario two							16 years
Years used in calculation of average estimated long-term pretax operating margin under scenario one							17 years
Years used in calculation of average estimated long-term pretax operating margin under scenario two							17 years
Fair value of stock dividend asset			$ 3,700,000
Fair value of warrants issued	862,000	450,000	862,000	450,000
Fair value of liability			$ 17,456,000	$ 10,470,000

Fair Value Measurements (Details 3) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Rollforward of the fair value of the asset, where fair value is determined by Level 3 inputs
Balance at the beginning of the period	$ 3,379
Reductions	(173)	3,482
Change in fair value	500	(103)
Balance at the end of the period	3,706	3,379
Rollforward of the fair value of the liabilities, where fair value is determined by Level 3 inputs
Balance at the beginning of the period	10,920
Additions	5,714	10,759
Change in fair value	1,684	161
Balance at the end of the period	$ 18,318	$ 10,920

Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses
Research costs	$ 805	$ 2,276	$ 1,913
Payroll and employee benefits	515	586	473
Professional fees	304	472	243
Vacation	118	79	79
Accrued interest on notes payable	392	177
Total accrued expenses	$ 2,134	$ 3,590	$ 2,771

Loan and Security Agreement (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Loan and Security Agreement
Fair value of warrants issued (in dollars)		$ 862,000	450,000
Future principal payments under the Loan and Security Agreement
2012		2,375,000	3,188,000
2013		8,188,000	4,125,000
2014		13,156,000	5,031,000
Total		23,719,000	12,344,000
Current portion of net payable		6,313,000	3,188,000
Discount on current portion of note payable		(477,000)	(308,000)
Current portion of net payable, net of discount		5,836,000	2,880,000
Discount on noncurrent portion of note payable		(323,000)	(270,000)
Note payable, net of current portion and discount		17,083,000	8,886,000
Term Loan C
Loan and Security Agreement
Amount borrowed	12,500,000
Number of payments of principal and interest		25
Final balloon payment		1,250,000
Annual interest rate (as a percent)		10.00%
Final payment fee (as a percent)		3.50%	3.50%
Prepayment fees as percentage of amount prepaid if the prepayment occurs prior to the first anniversary of the funding		3.00%	3.00%
Prepayment fees as percentage of amount prepaid if prepayment occurs between the first and second anniversary of the funding		2.00%	2.00%
Prepayment fees as percentage of amount prepaid if prepayment occurs on or after the second anniversary of the funding		1.00%	1.00%
Period of recognition of discount on issue of warrants		30 months
Term Loan C | Series A-1 Preferred Stock
Loan and Security Agreement
Number of shares that can be purchased for warrants issued		6,140	3,070
Exercise price of warrants (in dollars per unit)		$ 81.42	81.42
Fair value of warrants issued (in dollars)		$ 379,684

Convertible Preferred Stock (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012 item	Dec. 31, 2011 member
Convertible Preferred Stock
Preferred Stock conversion ratio		0.1
Convertible Preferred Stock
Convertible Preferred Stock
Purchase price per share of convertible preferred stock (in dollars per share)	$ 81.42	$ 81.42
Conversion price per share (in dollars per share)	$ 8.142	$ 8.142
Preferred Stock conversion ratio	10	10
Preferred Stock conversion ratio upon failure to fulfill future funding obligations	0.1	0.1
Number of classes of stockholder voting rights, in the aggregate, for preferred stockholders, on an as-if converted basis, together with common stockholders	1	1
Series A-1
Convertible Preferred Stock
Percentage of outstanding shares holders vote required for conversion of all shares of preferred stock		70.00%
Dividend rate (as a percent)	8.00%	8.00%
Accrued dividend	$ 5,000	$ 1,968
Members of the Company's Board of Directors that can be elected by preferred stockholders	2
Series A-1 | Liquidation, dissolution, or winding-up, payments to preferred stockholders
Convertible Preferred Stock
Purchase price per share of convertible preferred stock (in dollars per share)	$ 81.42	$ 81.42
Series A-1 | Minimum
Convertible Preferred Stock
Percentage of outstanding shares holders vote required for conversion of all shares of preferred stock	70.00%
Series A-2
Convertible Preferred Stock
Percentage of outstanding shares holders vote required for conversion of all shares of preferred stock		70.00%
Accrued dividend	7,300	4,000
Series A-2 | After payment in full of required Series A-1 preferred dividends
Convertible Preferred Stock
Dividend rate (as a percent)	8.00%	8.00%
Series A-2 | Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1 preferred stockholders
Convertible Preferred Stock
Purchase price per share of convertible preferred stock (in dollars per share)	$ 81.42	$ 81.42
Series A-2 | Minimum
Convertible Preferred Stock
Percentage of outstanding shares holders vote required for conversion of all shares of preferred stock	70.00%
Series A-3
Convertible Preferred Stock
Percentage of outstanding shares holders vote required for conversion of all shares of preferred stock		70.00%
Accrued dividend	$ 1,100	$ 579
Series A-3 | After payment in full of required Series A-1 and A-2 preferred dividends
Convertible Preferred Stock
Dividend rate (as a percent)	8.00%	8.00%
Series A-3 | Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1 and Series A-2 preferred stockholders
Convertible Preferred Stock
Purchase price per share of convertible preferred stock (in dollars per share)	$ 81.42	$ 81.42
Series A-3 | Minimum
Convertible Preferred Stock
Percentage of outstanding shares holders vote required for conversion of all shares of preferred stock	70.00%
Series A-4 | Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1, Series A-2 , Series A-3, Series A-5 and Series A-6 preferred stockholders
Convertible Preferred Stock
Purchase price per share of convertible preferred stock (in dollars per share)	$ 81.42	$ 81.42
Series A-5 | Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1 and Series A-2 preferred stockholders
Convertible Preferred Stock
Purchase price per share of convertible preferred stock (in dollars per share)	$ 81.42	$ 81.42
Series A-6 | Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1 and Series A-2 preferred stockholders
Convertible Preferred Stock
Purchase price per share of convertible preferred stock (in dollars per share)	$ 81.42	$ 81.42

Stock-based Compensation (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011
Additional disclosures
Total unrecognized compensation expense	$ 4,800,000	$ 4,800,000	$ 5,060,000
Weighted average period over which unrecognized compensation is expected to be recognized			4 years
Weighted average
Additional disclosures
Weighted average period over which unrecognized compensation is expected to be recognized		3 years 6 months
Stock option
Summary of stock option activity - Shares
Options outstanding at the beginning of the period (in shares)		3,950,000	1,462,000
Granted (in shares)		198,000	2,831,000
Exercised (in shares)		(210,000)	(220,000)
Cancelled (in shares)		(1,000)	(123,000)
Options outstanding at the end of the period (in shares)	3,937,000	3,937,000	3,950,000
Options exercisable at the end of the period (in shares)	1,030,000	1,030,000	1,077,000
Options vested and expected to vest at the end of the period (in shares)	3,827,000	3,827,000	3,843,000
Summary of stock option activity - Weighted-Average Exercise Price (in dollars per share)
Options outstanding at the beginning of the period (in dollars per share)		$ 2.94	$ 1.2
Granted (in dollars per share)		$ 4.21	$ 3.69
Exercised (in dollars per share)		$ 1.23	$ 0.93
Cancelled (in dollars per share)		$ 1.2	$ 2.71
Options outstanding at the end of the period (in dollars per share)	$ 3.1	$ 3.1	$ 2.94
Options exercisable at the end of the period (in dollars per share)	$ 1.53	$ 1.53	$ 1.31
Options vested and expected to vest at the end of the period (in dollars per share)	$ 3.1	$ 3.1	$ 2.94
Weighted-Average Contractual Life (In Years)
Options outstanding at the end of the period		8 years 6 months 25 days	8 years 6 months 18 days
Options exercisable at the end of the period		6 years 2 months 15 days	5 years 1 month 2 days
Options vested and expected to vest at the end of the period		8 years 6 months 25 days	8 years 6 months 18 days
Aggregate Intrinsic Value
Options outstanding at the end of the period	4,617,000	4,617,000	3,744,000
Options exercisable at the end of the period	2,826,000	2,826,000	2,784,000
Options vested and expected to vest at the end of the period	4,257,000	4,257,000	3,708,000
Additional disclosures
Total grant date fair value of stock options vested	130,000	270,000	384,000
Aggregate intrinsic value of options vested during the period	$ 155,000	$ 286,000

License Agreements (Details)	6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended				6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jun. 30, 2012 License agreement Ipsen USD ($)	Jun. 30, 2011 License agreement Ipsen USD ($)	Jun. 30, 2012 License agreement Ipsen USD ($)	Jun. 30, 2011 License agreement Ipsen USD ($)	Dec. 31, 2011 License agreement Ipsen USD ($)	Dec. 31, 2010 License agreement Ipsen USD ($)	Dec. 31, 2009 License agreement Ipsen USD ($)	Dec. 31, 2005 License agreement Ipsen USD ($)	Jun. 30, 2012 License agreement Ipsen Minimum USD ($)	Jun. 30, 2012 License agreement Ipsen Minimum EUR (€)	Dec. 31, 2011 License agreement Ipsen Minimum USD ($)	Dec. 31, 2011 License agreement Ipsen Minimum EUR (€)	Jun. 30, 2012 License agreement Ipsen Maximum USD ($)	Jun. 30, 2012 License agreement Ipsen Maximum EUR (€)	Dec. 31, 2011 License agreement Ipsen Maximum USD ($)	Dec. 31, 2011 License agreement Ipsen Maximum EUR (€)	Jun. 30, 2012 License agreement Ipsen Sublicense Agreement Minimum	Dec. 31, 2011 License agreement Ipsen Sublicense Agreement Minimum
License Agreements
Nonrefundable, non-creditable payment													$ 250,000
Additional payments to be made upon achievement of certain development and commercialization milestones														12,700,000	10,000,000	12,973,000	10,000,000	45,600,000	36,000,000	46,702,000	36,000,000
Royalty rate (as a percent)								5.00%		5.00%
Period after the date of the first commercial sale of the product for license expiration														10 years	10 years	10 years	10 years					10 years	10 years
Amount recorded in research and development costs	$ 24,366,000	$ 20,689,000	$ 36,179,000	$ 11,692,000	$ 14,519,000	$ 400,000	$ 1,411,000	$ 200,000	$ 300,000	$ 1,007,000	$ 1,227,000	$ 1,117,000

Research Agreements (Details)	6 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended											1 Months Ended	6 Months Ended							1 Months Ended		1 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement USD ($) item	Dec. 31, 2011 Clinical Trial Services Agreement EUR (€)	Dec. 31, 2011 Clinical Trial Services Agreement item	Jun. 30, 2012 Clinical Trial Services Agreement Per patient costs for enrolled patients USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Per patient costs for enrolled patients USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Per patient costs for enrolled patients USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Pass-through costs USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Pass-through costs USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement First Amendment item	Jun. 30, 2012 Clinical Trial Services Agreement First Amendment item	Jun. 30, 2012 Clinical Trial Services Agreement First Amendment Maximum USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement First Amendment Maximum EUR (€)	Jun. 30, 2012 Clinical Trial Services Agreement First Amendment United States item	Jun. 30, 2012 Clinical Trial Services Agreement First Amendment United States Maximum USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement First Amendment United States Maximum EUR (€)	Jun. 30, 2012 Clinical Trial Services Agreement First Amendment India item	Jun. 30, 2012 Clinical Trial Services Agreement First Amendment India Maximum USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement First Amendment India Maximum EUR (€)	Jun. 30, 2012 Clinical Trial Services Agreement Second Amendment USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Second Amendment EUR (€)	Jun. 30, 2012 Clinical Trial Services Agreement Second Amendment United States item	Jun. 30, 2012 Clinical Trial Services Agreement Second Amendment United States USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Second Amendment United States EUR (€)	Jun. 30, 2012 Clinical Trial Services Agreement Second Amendment India USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Second Amendment India EUR (€)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Series A-6 Maximum USD ($)	Mar. 31, 2012 Clinical Trial Services Agreement Stock Issuance Agreement Nordic quarterlyperiod	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic quarterlyperiod	Mar. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 EUR (€)	Mar. 29, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 USD ($)	May 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Former Operating Company USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Former Operating Company EUR (€)	Jun. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Maximum USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Maximum EUR (€)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Maximum Former Operating Company USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Maximum Former Operating Company EUR (€)	Jun. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-6 USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-6 USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-6 Minimum USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Common Stock
Research Agreements
Number of countries where study was to be conducted						10	10																			12
Number of additional countries where study will be conducted														2
Amount payable to collaborator																			$ 1,500,000	€ 1,200,000		$ 909,182	€ 717,700
Amount payable to collaborator for additional study sites																			143,369			289,663
Number of additional study sites																		5			15
Final payments, number of euro-denominated installments								2							2									205,540	205,540
Final payments, number of U.S dollar-denominated installments								2							2
Amount of euro-denominated payments required over the course of Clinical Study						46,468,000	35,819,000									52,100,000	41,200,000								3,700,000
Amount of U.S. dollar-denominated payments required over the course of Clinical Study						5,289,000										3,200,000								4,700,000
Value of shares agreed to be purchased																																		371,864
Purchase price per share of convertible preferred stock (in dollars per share)																															$ 81.42				$ 8.142									$ 8.142
Shares issued																																				64,430
Proceeds from issuance of shares																																				525,154
Number of shares exchanged in the Merger																																				6,443
Aggregate value of quarterly stock dividends, payable in shares																																					36,815,000	46,600,000	36,800,000	47,760,000	36,815,000
Estimated length of quarters required to complete the Clinical Study																																13	11
Number of shares due to the counter party																																										244,834	167,518
Number of shares due to the counter party after conversion of stock																																													2,448,340
Fair value of liability																																										17,500,000	10,470,000
Period for which research and development expense is recognized										20 months	20 months
Research and costs	24,366,000	20,689,000	36,179,000	11,692,000	14,519,000				6,900,000	11,800,000	10,955,000	3,600,000	4,900,000
Asset resulting from payments, that is included in prepaid expenses																																										4,600,000	5,166,000
Reduction in amount of euro-denominated payments required over the course of clinical study																											$ 15,127	€ 11,941	$ 15,127	€ 11,941

Subsequent Event (Details)	1 Months Ended
	Jul. 31, 2012 Letter of Intent USD ($)	Jul. 31, 2012 Subsequent event Clinical Trial Services Agreement Letter of Intent Nordic [Member] Maximum USD ($)	Jul. 31, 2012 Subsequent event Clinical Trial Services Agreement Letter of Intent Nordic [Member] Maximum EUR (€)	Jul. 31, 2012 Subsequent event Clinical Trial Services Agreement Side Letter Amendment Nordic [Member] Minimum Series A-6 Convertible Preferred Stock USD ($)
Subsequent Event
Amount of euro-denominated cash payments required to be made in connection with the services provided		$ 4,400,000	€ 3,500,000
Amount of U.S. dollar-denominated payments in cash required to be made in connection with the services provided		257,856
Value of shares that will be issued as additional payment				2,900,000
Value of shares that will be issued as additional payment before amendment	$ 2,900,000			$ 4,000,000